iShares S&P Series

iShares Nasdaq Series





SEMI-ANNUAL REPORT
September 30, 2001


i|Shares                                              The way to you invest now.
  ------
  BARCLAYS GLOBAL INVESTORS                                         Only better.

TABLE OF CONTENTS

Shareholder Letter..........................................      1
Market Overview.............................................      2
Managers' Discussion & Analysis.............................      4
Schedules of Investments....................................     20
   iShares S&P 100 Index Fund...............................     20
   iShares S&P 500 Index Fund...............................     22
   iShares S&P 500/BARRA Growth Index Fund..................     28
   iShares S&P 500/BARRA Value Index Fund...................     31
   iShares S&P MidCap 400 Index Fund........................     36
   iShares S&P MidCap 400/BARRA Growth Index Fund...........     41
   iShares S&P MidCap 400/BARRA Value Index Fund............     43
   iShares S&P SmallCap 600 Index Fund......................     47
   iShares S&P SmallCap 600/BARRA Growth Index Fund.........     55
   iShares S&P SmallCap 600/BARRA Value Index Fund..........     58
   iShares S&P Global 100 Index Fund........................     63
   iShares S&P Europe 350 Index Fund........................     66
   iShares S&P/TSE 60 Index Fund............................     71
   iShares Nasdaq Biotechnology Index Fund..................     72
Financial Statements........................................     73
Financial Highlights........................................     84
Notes to the Financial Statements...........................     89

                      THIS PAGE INTENTIONALLY LEFT BLANK.

To Our Shareholders


The iShares Funds' semi-annual period ended September 30, 2001 was one of continued market volatility. Significant events during this period included:

-  The S&P 500 experienced its worst quarter since the third quarter of 1987.

-  The federal government passed a 10-year, $1.35 trillion tax-cut package.

- The Federal Reserve Board lowered short-term interest rates five times during the reporting period, bringing the federal funds rate to 3.00% and the discount rate to 2.50% by September 30.

- The terrorist attack on September 11 that tragically took the lives of more than 5,000 people and affected lives around the world also resulted in the equity markets remaining closed for four days, the longest period since World War I.

As you read through this report and review the performance of the iShares in your portfolio, we encourage you to keep long-term goals in mind when making investment decisions. While one fund's recent performance may be better than another's, it is important to remember that past performance is no guarantee of future results. Even as market conditions change, you should maintain your investment strategy as long as it remains appropriate for your short- or long-term objectives. One trait many successful investors share is the ability to stay focused on their personal financial goals and fundamental long-term market opinions, while ignoring temporary market swings.

We trust that the iShares are fulfilling your expectations as a simple, cost-effective way for you to invest in your future, and will continue to do so. We also encourage you to consider the appropriateness of other iShares as part of your long-term investment program. iShares offer investors a wide range of indexed investment choices based on market capitalization, investment style, and sector exposure.

We appreciate your confidence and look forward to helping you meet your investment goals.


iShares Funds                                                      November 2001






--------------------------------------------------------------------------------

iShares Shareholder Letter                                                page 1

Market Overview

U.S. Equity Markets

U.S. equity markets struggled during the six-month period ended September 30, 2001. During the period, the earnings warnings and revisions that had begun in late 2000 became commonplace, as did layoffs. Markets reflected the poor investor sentiment: On April 4, the Nasdaq Composite reached 1638, representing a loss of two-thirds of its value since its peak on March 10, 2000. That same day, the Dow fell to 9485.71, a 20% drop from its record close on January 14, 2000. Poor economic indicators contributed to the bleak outlook.

In response to the signs of a faltering economy, the Federal Reserve Board (the "Fed") continued its efforts to avoid a recession. By the end of September, the Fed had lowered rates five times during the reporting period (following three cuts in the first quarter). The cuts represented a cumulative 2.00%, reducing the federal funds rate to 3.00%. The federal government also acted to stimulate the economy. In the second quarter, a $1.35 trillion tax cut was passed, including a tax rebate designed to inject capital into the economy in the third quarter.

Despite these actions, discouraging economic signs and poor earnings growth weighed on the markets. Industrial output figures reached their lowest levels in five years. GDP growth dipped to a paltry 0.2% for the second quarter, a fraction of its 5% rate a year earlier. The unemployment rate reached 4.9% in August, the highest level in 4 years. The Fed expressed continued concerns about the level of economic weakness, indicating more interest rate cuts could come later in the year.

The terrorist attack on U.S. soil on September 11 accelerated the broad market sell off. After remaining closed for four days following the attack, equity markets reopened on September 17. Despite the combined effects of monetary stimulus from the Fed and fiscal stimulus from the federal government, equity markets declined sharply through the remainder of the month. The losses resulted in the largest quarterly declines for both the S&P 500 and the Dow Jones Industrial Average since the quarter that included the stock market crash of 1987.

U.S. Fixed Income Markets

Like U.S. equity markets, bond markets experienced a volatile six-month period. However, because what is good for stocks typically tends to be bad for bonds and vice versa, the bond markets' performance was opposite the equities markets' performance. As the period opened, the weakening U.S. economy helped bond market returns. As the economy slowed, interest rates dropped, driving bond prices up. Spurred by the Fed's actions, short-term interest rates enjoyed the biggest gains.

During the second quarter, brief signs of possible economic recovery hurt bonds, particularly long-term Treasury bonds. Because the prospect of economic strength brought with it the potential for inflation, long-term rates crept up during the second quarter. The federal government's tax cut also lowered many projections of future government budget surpluses.

Although long-term bonds rallied during the reporting period, short-term rates saw the greatest improvement. Fed rate cuts throughout the six-month period helped short-term yields to drift lower. Although the Fed ultimately cut the target rate to 3.00% in September, enough liquidity was injected into the markets that federal funds actually traded closer to 1.00% during mid-September. The lower short-term rates caused the yield curve to steepen during the period. Following the terrorist attack on the U.S. on September 11, the markets experienced a flight to quality that led investors from equities and lower-quality bonds to the safe haven of government securities, particularly short-term issues.

By the end of the period, the 2-year Treasury note's yield had dropped to 2.85% representing its lowest level since the Eisenhower administration.


--------------------------------------------------------------------------------

  page 2                                                              i|Shares

International Equity Markets

The slowdown in economic growth that had begun in the United States spread throughout the globe during the period. The Federal Reserve Board's stance toward reducing short-term interest rates in an effort to ward off recession in the U.S. was echoed by central banks around the world. Despite these attempts to stimulate economic growth, markets languished throughout Europe and Asia.

As in the U.S., technology and telecommunications stocks were the hardest hit. Not surprisingly, those countries whose market indices are heavily weighted in technology and telecommunications stocks were the poorest performers during the period. In Europe, economic growth stalled. By summer, many countries in the Euro zone reported stagnant or even negative economic growth. In Japan, where the economy continued to teeter on the brink of recession, equity markets reached 18-year lows.

During the reporting period, however, the U.S. dollar weakened against the euro and the yen, helping to boost their equity performance relative to U.S. equities. For the month of August alone, the euro gained 4% against the U.S. dollar, while the yen gained 5%.

In the wake of the terrorist attack on September 11, world central banks coordinated rate cuts to stimulate the global economy. The European Central Bank, the Bank of England, Canada and others reduced rates in mid-September, while Japan injected liquidity through several yen sales.

--------------------------------------------------------------------------------

iShares Market Overview                                                   page 3

Managers' Discussion & Analysis

                           iShares S&P 100 Index Fund
                           Performance as of 9/30/01

--------------------------------------------------------------------------------
                                 Total Returns
--------------------------------------------------------------------------------

                                                                         Inception to 9/30/01
                                                               --------------------------------------
         Fund                           Inception Date            NAV          Market         Index
         ----                           --------------         --------       --------       --------
iShares S&P 100 Index Fund                 10/23/00            (26.69)%       (25.74)%       (26.59)%
-----------------------------------------------------------------------------------------------------

Total returns represent the iShares Fund's change in value during the periods noted above. A Fund's "net asset value" is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate "market" returns is the price of the last reported trade for shares of each Fund on any national securities exchange or other major U.S. market. Market price and NAV may be calculated at different times, and this timing difference is one of the reasons that NAV and market returns may differ. Also, market price returns do not include brokers' commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the management, administration, distribution, transaction or other expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.


                                Sector Breakout
                                ---------------

                                 S&P 100 Index

                        Consumer Discretionary  13.43%
                        Consumer Staples         7.94%
                        Energy                   5.93%
                        Financials              16.39%
                        Health Care             16.30%
                        Industrials             11.83%
                        Information Technology  16.59%
                        Materials                2.34%
                        Telecomm Services        7.10%
                        Utilities                2.15%

Large capitalization stocks, as measured by the S&P 100 Index witnessed a weak economic environment and significant market volatility during the six-month period ended September 30, 2001. The iSHARES S&P 100 INDEX FUND seeks to track the S&P 100 Index. For the six-month period ended September 30, 2001, the Index declined 9.34%. For the same period, the iShares S&P 100 Index Fund fell 9.42%.

Stock markets suffered through a difficult six months, driven by many of the themes from previous reporting periods: corporations announced layoffs and missed earnings targets, economic signs weakened, and the Federal Reserve Board (the "Fed") continued its easing of monetary policy in an attempt to help the economy sidestep a recession. Some optimism did return to the stock markets in

--------------------------------------------------------------------------------

  page 4                                                                i|Shares
the first few months of the reporting period. In addition to the Fed's actions toward reviving the economy, the federal government also attempted to stimulate the economy by passing a $1.35 trillion tax-cut package that included tax rebates in the third quarter. Investors seemed to respond positively to these moves as they bid up stock prices.

However, optimism was fleeting. By July, second quarter earnings brought another wave of lower earnings reports from Corporate America. Compounding the bleak outlook, second quarter GDP growth was reported at 0.2%, and by August, unemployment claims had risen to 4.9%. A flailing economy was dealt another blow on September 11, when the terrorist attack that took the lives of so many Americans also robbed investors of their confidence in the markets.

Almost every sector was unable to escape negative performance during the period ended September 30, 2001. Two exceptions were consumer staples (7.94% of the S&P 100 Index as of September 30, 2001) and telecommunication services (7.10% of the Index as of September 30, 2001), which returned 7.89% and 9.04%, respectively. Utilities stocks (2.15% of the Index) suffered the biggest losses during the period, falling 36.33%. Information technology stocks, which at 16.59% of the Index represents its largest weighting, continued their downward slide, dropping 20.34%.

In terms of individual stocks, Johnson & Johnson (3.13% of the S&P 100 Index as of September 30, 2001) was far and away the strongest performer, logging a healthy 27.55% return during the period. SBC Communications (2.97% of the Index) returned 6.88%. The largest weighting in the Index, General Electric Company (6.91% of the Index as of September 30, 2001) fell 10.44%, detracting significantly from Index performance. Citigroup (3.81% of the Index) dropped 9.43%, while Microsoft (5.15% of the Index) and IBM (3.00% of the Index) lost 6.43% and 4.40%, respectively.

--------------------------------------------------------------------------------

iShares Managers' Discussion & Analysis                                   page 5

Managers' Discussion & Analysis

                          iShares S&P 500 Index Funds
                           Performance as of 9/30/01

--------------------------------------------------------------------------------------------------------------------------
                                             Average Annual Total Returns
--------------------------------------------------------------------------------------------------------------------------
                                                                Year Ended 9/30/01             Inception to 9/30/01
                                                           -----------------------------    ------------------------------
           Fund                         Inception Date       NAV      Market      Index       NAV       Market      Index
           ----                         --------------     -------   --------    -------    -------    --------   --------
iShares S&P 500 Index Fund                05/15/00        (26.65)%    (26.76)%    (26.62)%   (20.58)%  (18.93)%    (20.49)%
iShares S&P 500/BARRA Growth Index Fund   05/22/00        (35.80)%    (35.99)%    (35.70)%   (27.47)%  (26.76)%    (27.29)%
iShares S&P 500/BARRA Value Index Fund    05/22/00        (17.00)%    (17.19)%    (16.89)%    (9.62)%   (8.67)%     (9.47)%
--------------------------------------------------------------------------------------------------------------------------

Total returns represent the iShares Fund's change in value during the periods noted above. A Fund's "net asset value" is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate "market" returns is the price of the last reported trade for shares of each Fund on any national securities exchange or other major U.S. market. Market price and NAV may be calculated at different times, and this timing difference is one of the reasons that NAV and market returns may differ. Also, market price returns do not include brokers' commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the management, administration, distribution, transaction or other expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                Sector Breakout
                                ---------------
                                 S&P 500 Index


Consumer Discretionary      12.22%
Consumer Staples             9.08%
Energy                       6.80%
Financials                  18.29%
Health Care                 15.63%
Industrials                 10.78%
Information Technology      14.30%
Materials                    2.58%
Telecomm Services            6.76%
Utilities                    3.56%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                          S&P 500/BARRA Growth Index

Consumer Discretionary      10.58%
Consumer Staples            15.91%
Energy                       0.20%
Financials                   6.35%
Health Care                 28.22%
Industrials                 13.57%
Information Technology      21.10%
Materials                    0.05%
Telecomm Services            3.88%
Utilities                    0.14%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                           S&P 500/BARRA Value Index

Consumer Discretionary      13.99%
Consumer Staples             1.71%
Energy                      13.92%
Financials                  31.17%
Health Care                  2.08%
Industrials                  7.77%
Information Technology       6.95%
Materials                    5.30%
Telecomm Services            9.87%
Utilities                    7.24%

--------------------------------------------------------------------------------
   page 6                                                               i|Shares

The broad U.S. equity market, as measured by the S&P 500 Index, experienced a difficult six-month period ended September 30, 2001. The iShares S&P 500 Index Fund seeks to track the performance of the S&P 500 Index. During the six months ended September 30, 2001, the Index declined 9.68%. The iShares S&P 500 Growth Index Fund and S&P 500 Value Index Fund seek to track the value and growth components, respectively, of the S&P 500 Index. For the six-month period ended September 30, 2001, the S&P 500 Growth Index declined 6.51%, while the S&P 500 Value Index declined 12.51%. For the same period, the iShares S&P 500 Index Fund fell 9.72%; the Growth Fund dropped 6.59% while the Value Fund fell 12.59%

Many of the themes of previous months carried over into the reporting period, which opened amid earnings disappointments, weak economic indicators and job cuts. Working to prevent the sluggish economy from falling into recession, the Federal Reserve Board (the "Fed") continued its stance on lowering interest rates. Following three rate cuts in the first quarter, the Fed chopped rates an additional five times during the next six months. By the end of September, the fed funds rate stood at 3.00%, its lowest level in more than seven years. Early in the period, the Fed's actions, combined with a tax cut that would bring relief to investors and some positive economic figures, did briefly spark some optimism in the markets. For the second quarter of 2001, the broader market, as measured by the S&P 500, rose 5.83%.

However, market sentiment eroded during the next few months. Second quarter earnings announcements included reports of missed targets and downward revisions for annual revenue estimates. In August, weak economic indicators, including poor GDP figures and high unemployment claims, made economic recovery appear more distant. Finally, on September 11, the terrorist attack on the U.S. compounded the markets' troubles. Equity markets closed for four days following the attack, reopening on September 17. Despite preemptive action by both the Fed and the federal government, markets suffered further declines through the end of the month.

Within the S&P 500 Index, value stocks underperformed growth. Some of the biggest losses came from technology shares, which are usually considered growth stocks. Information technology stocks (14.30% of the Index as of September 30, 2001) were the hardest hit, falling 25.89%. Utilities stocks (3.56% of the Index as of September 30, 2001) also suffered large declines, dropping 22.56%, while consumer discretionary stocks (12.22% of the Index) dropped 13.74%. Two areas that held up well due to their defensive nature were consumer staples (9.08% of the Index as of September 30, 2001) and health care (15.63% of the Index) holdings, which returned 1.15% and 2.29%, respectively.

In terms of individual stocks, eight of the ten largest holdings in the S&P 500 Index had negative returns for the period ended September 30, 2001. The two positive performers were Johnson & Johnson (1.78% of the Index), which returned a healthy 27.55%, and regional telephone company SBC Communications (1.68% of the Index) which gained 6.88%. At the other end of the performance spectrum, the largest holding at 3.92% of the Index as of September 30, General Electric Co. posted a loss of 10.44% during the period, and Citigroup (2.16% of the Index) fell 9.43%.

--------------------------------------------------------------------------------
iShares Managers' Discussion & Analysis                                   page 7

Managers' Discussion & Analysis

                       iShares S&P MidCap 400 Index Funds
                           Performance as of 9/30/01

--------------------------------------------------------------------------------------------------------------------------
                                               Average Annual Total Returns
--------------------------------------------------------------------------------------------------------------------------
                                                                 Year Ended 9/30/01             Inception To 9/30/01
                                                          -------------------------------   ------------------------------
                 Fund                     Inception Date    Nav      Market       Index       Nav      Market      Index
                 ----                     --------------  -------   --------    ---------   -------   --------   ---------
iShares S&P MidCap 400 Index Fund            05/22/00    (19.11)%    (18.67)%   (19.00)%    (4.15)%    (3.05)%    (3.99)%
iShares S&P MidCap 400/BARRA Growth
  Index Fund                                 07/24/00    (35.84)%    (35.69)%   (35.60)%   (26.90)%   (23.03)%   (26.48)%
iShares S&P MidCap 400/BARRA Value
  Index Fund                                 07/24/00      2.10%       1.82%      2.27%      9.31%     10.30%      9.47%
--------------------------------------------------------------------------------------------------------------------------


Total returns represent the iShares Fund's change in value during the periods noted above. A Fund's "net asset value" is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate "market" returns is the price of the last reported trade for shares of each Fund on any national securities exchange or other major U.S. market. Market price and NAV may be calculated at different times, and this timing difference is one of the reasons that NAV and market returns may differ. Also, market price returns do not include brokers' commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the management, administration, distribution, transaction or other expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                Sector Breakout
                                ---------------

                             S&P MidCap 400 Index

Consumer Discretionary   11.71%
Consumer Staples          4.61%
Energy                    5.77%
Financials               19.55%
Health Care              14.66%
Industrials              12.85%
Information Technology   16.50%
Materials                 4.71%
Telecomm Services         1.36%
Utilities                 8.28%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                       S&P MidCap 400/BARRA Growth Index

Consumer Discretionary   11.32%
Consumer Staples          3.43%
Energy                    5.17%
Financials               12.80%
Health Care              26.63%
Industrials              15.51%
Information Technology   22.20%
Materials                 1.37%
Telecomm Services         0.27%
Utilities                 1.30%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

S&P MidCap 400/BARRA Value Index

Consumer Discretionary   12.05%
Consumer Staples          5.65%
Energy                    6.30%
Financials               25.49%
Health Care               4.12%
Industrials              10.50%
Information Technology   11.47%
Materials                 7.66%
Telecomm Services         2.32%
Utilities                14.44%

--------------------------------------------------------------------------------
  page 8                                                                i|Shares

The Standard & Poor's (S&P) MidCap 400 Index experienced continued market declines during the six months ended September 30, 2001. The iShares S&P Midcap 400 Index Fund seeks to track the S&P MidCap 400 Index. During the six-month period ended September 30, 2001, the Index declined 5.59%. The iSHARES S&P Midcap 400/BARRA Growth Index Fund and the iShares S&P Midcap 400/BARRA Value Index Fund seek to track the growth and value components of the S&P MidCap 400 Index, respectively. The S&P MidCap 400/BARRA Growth Index declined 7.74% for the reporting period ended September 30, 2001. The S&P MidCap 400/BARRA Value Index declined 3.11% for the same period. The iShares S&P MidCap 400 Index Fund fell 5.63% for the period; the Growth Fund dropped 7.88% while the Value Fund fell 3.14%.

Volatile markets and signs of a weakening economy continued during the reporting period. Although the Federal Reserve Board (the "Fed") lowered rates an additional five times during the six-month period (following three cuts in the first quarter of 2001), the monetary stimulus did little to revive the slowing economy.

A burst of optimism came early in the reporting period, although it would be short-lived. The federal government's proposed $1.35 trillion tax cut package was followed by news that the GDP growth rate for the first quarter was a higher-than-expected 2%. Markets responded to the positive news, and experienced one of the best Aprils in a decade. However, May brought more declines when the first quarter GDP number was revised downward. The summer months brought weak corporate earnings reports, high unemployment claims, and warnings of lower future revenues. When second quarter GDP growth was reported to be a mere 0.2%, immediate economic recovery looked less likely. The terrorist attack on September 11 dealt the economy another blow. Despite a 0.50% rate cut before markets reopened and fiscal stimulus provided by the federal government, markets slumped through the end of September.

During the six-month period ended September 30, 2001, value stocks outpaced growth stocks. That trend was apparent in sector performance. Health care (14.66% of the S&P MidCap 400 Index as of September 30, 2001) was the top-performing sector, gaining 11.52% during the reporting period, followed closely by consumer staples (4.61% of the S&P MidCap 400 Index as of September 30, 2001), which gained 9.72%. Financial stocks, which at 19.55% of the S&P MidCap 400 Index represent its largest sector weighting, gained 4.68%. Not surprisingly, some of the poorest performing sectors were energy (5.77% of the S&P MidCap 400 Index), which fell 34.05%, information technology (16.50% of the Index), which lost 16.11%, and consumer discretionary (11.71% of the Index), which dropped 11.11%.

In terms of individual holdings, the two best performers by far among the Index's ten largest holdings were both health care stocks. Quest Diagnostics (0.79% of the Index as of September 30, 2001), gained 38.85%, and IDEC Pharmaceuticals Corporation (1.01% of the Index as of September 30, 2001) returned 23.93%. Marshall & IIsley Corporation (0.80% of the Index) also delivered healthy gains, rising 8.53%. The only negative performance from the top ten holdings came from the information technology group: Electronic Arts Incorporated (0.83% of the Index) fell 15.82%, while Sunguard Data Systems (0.86% of the Index) dropped 5.06%.

--------------------------------------------------------------------------------
iShares Managers' Discussion & Analysis                                   page 9

Managers' Discussion & Analysis

                       iShares S&P MidCap 600 Index Funds
                           Performance as of 9/30/01

-----------------------------------------------------------------------------------------------------------------------------
                                                   Average Annual Total Returns
-----------------------------------------------------------------------------------------------------------------------------
                                                                   Year Ended 9/30/01               Inception to 9/30/01
                                                            --------------------------------  -------------------------------
                 Fund                     Inception Date      Nav        Market      Index      Nav        Market      Index
                 ----                    --------------    --------    --------    --------  --------    --------    --------
iShares S&P SmallCap 600 Index Fund         05/22/00       (10.71)%    (10.88)%    (10.62)%   (0.60)%      0.96%      (0.44)%
iShares S&P SmallCap 600/BARRA Growth
  Index Fund                                07/24/00       (23.37)%    (23.73)%    (23.10)%  (19.31)%    (14.17)%    (18.88)%
iShares S&P SmallCap 600/BARRA Value
  Index Fund                                07/24/00        (0.14)%     (0.23)%      0.03%     4.64%       6.50%       4.78%
----------------------------------------------------------------------------------------------------------------------------

Total returns represent the iShares Fund's change in value during the periods noted above. A Fund's "net asset value" is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate "market" returns is the price of the last reported trade for shares of each Fund on any national securities exchange or other major U.S. market. Market price and NAV may be calculated at different times, and this timing difference is one of the reasons that NAV and market returns may differ. Also, market price returns do not include brokers' commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the management, administration, distribution, transaction or other expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                Sector Breakout
                                ---------------

                            S&P SmallCap 600 Index

Consumer Discretionary    19.36%
Consumer Staples           5.21%
Energy                     5.67%
Financials                11.94%
Health Care               15.08%
Industrials               18.55%
Information Technology    14.35%
Materials                  4.82%
Telecomm Services          0.44%
Utilities                  4.58%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                      S&P SmallCap 600/BARRA Value Index

Consumer Discretionary    17.09%
Consumer Staples           5.13%
Energy                     5.41%
Financials                 8.86%
Health Care               26.42%
Industrials               17.16%
Information Technology    15.50%
Materials                  2.96%
Telecomm Services          0.36%
Utilities                  1.11%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                      S&P SmallCap 600/BARRA Value Index

Consumer Discretionary    21.58%
Consumer Staples           5.30%
Energy                     5.91%
Financials                14.99%
Health Care                3.86%
Industrials               19.92%
Information Technology    13.23%
Materials                  6.66%
Telecomm Services          0.53%
Utilities                  8.02%

--------------------------------------------------------------------------------
  page 10                                                               i|Shares

The iShares S&P SmallCap 600 Index Fund seeks to track the S&P SmallCap 600 Index. For the six-month period ended September 30, the Index declined 5.52%. The iShares S&P SmallCap 600/BARRA Growth Index Fund and the iShares S&P SmallCap 600/BARRA Value Index Fund seek to track the growth and value components of the S&P SmallCap 600 Index, respectively. For the six-month period ended September 30, 2001, the S&P SmallCap 600/BARRA Growth Index declined 5.34%, while the S&P SmallCap 600/BARRA Value Index declined 5.72%. For the same period, the iShares S&P SmallCap 600 Index Fund fell 5.61% while the Growth Fund dropped 5.55% and the Value Fund was down 5.90%.

The reporting period opened amid the familiar themes of earnings warnings, layoffs, and weak economic reports. On April 4, 2001, the Nasdaq Composite dipped to 1638, having lost two-thirds of its value since its high on March 10, 2000. In an effort to stimulate the slowing economy, the Federal Reserve Board (the "Fed"), led a campaign of lowering short-term interest rates throughout the period. Initially, the Fed moves, combined with a proposed tax cut in April and some encouraging economic figures, helped drive the equity markets up: the Nasdaq Composite returned 15% for the month of April alone. However, the optimism was short-lived, and stock prices generally drifted lower over the next few months. Economic figures released during the period only fueled the decline: second quarter GDP growth was a paltry 0.2%, and, in August, unemployment figures reached 4.9%. Finally, on September 11, the terrorist attack that impacted the emotions of all Americans also rattled an already shaky market. After remaining closed for four days following the attack, equity markets reopened on September 17, falling sharply through the end of the reporting period.

Within the S&P SmallCap 600 Index, growth and value stocks performed closely in line with each other. Although "new economy" sectors like technology stocks continued to be hit hard, the slowing global economy also dragged down shares of energy companies, which tend to be value-oriented. The losses in the energy group offset relative losses among growth stocks. During the period, energy companies (5.67% of the S&P SmallCap 600 Index as of September 30, 2001) declined 26.02%. Information technology shares (14.35% of the S&P SmallCap 600 Index) lost 15.40%. On the positive side, defensive sectors performed well: consumer staples (5.21% of the Index as of September 30, 2001) gained 18.86% and health care stocks (15.08% of the Index) returned 7.23%.

In terms of individual holdings in the S&P SmallCap 600 Index, Alliant Techsystems (0.58% of the Index as of September 30, 2001) saw its share price surge after the September 11 attack, and it closed up 45.00% for the period. Cerner Corporation (0.55% of the Index as of September 30, 2001) returned a whopping 44.53%. Other Index holdings with strong returns included AdvancePCS (0.95% of the Index), Smithfield Foods (0.71% of the Index) and New York Community Bancorp (0.78% of the Index), which returned 32.28%, 29.54%, and 21.35%, respectively.

--------------------------------------------------------------------------------
iShares Managers' Discussion & Analysis                                 page 11

Managers' Discussion & Analysis

                       iShares S&P Global 100 Index Fund
                           Performance as Of 9/30/01

--------------------------------------------------------------------------------
                                 Total Returns
--------------------------------------------------------------------------------

                                                                                                Inception to 9/30/01
                                                                                       --------------------------------------
                            Fund                                Inception Date           NAV           Market         Index
                            ----                                --------------         --------       --------       --------
iShares S&P Global 100 Index Fund                                  12/05/00            (25.57)%       (25.72)%       (24.64)%

--------------------------------------------------------------------------------

Total returns represent the iShares Fund's change in value during the periods noted above. A Fund's "net asset value" is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate "market" returns is the price of the last reported trade for shares of each Fund on any national securities exchange or other major U.S. market. Market price and NAV may be calculated at different times, and this timing difference is one of the reasons that NAV and market returns may differ. Also, market price returns do not include brokers' commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the management, administration, distribution, transaction or other expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.


Sector Breakout
---------------
S&P Global 100 Index

Consumer Discretionary      10.86%
Consumer Staples            11.06%
Energy                      11.80%
Financials                  16.07%
Health Care                 17.77%
Industrials                  8.98%
Information Technology      14.76%
Materials                    2.16%
Telecommunication Services   6.54%

The iShares S&P Global 100 Index Fund seeks to track the S&P Global 100 Index, which measures the performance of 100 large-cap stocks of leading transnational companies. From April 1, 2001, through September 30, 2001 (the "reporting period"), the S&P Global 100 Index returned -10.93%. For the same period, the iShares S&P Global 100 Index Fund fell 11.45%.

In an environment of slowing economic growth, a number of stocks in the S&P Global 100 Index declined in value over the six months ended September 30, 2001. Shares of even those companies considered "defensive" - along with many others in the S&P Global 100 Index - also dropped sharply immediately following the September 11 terrorist attacks in the United States. By the end of the reporting period on September 30, a number of stocks had recovered somewhat, though investors' ongoing concerns about political and


--------------------------------------------------------------------------------
page 12                                                                 i|Shares
economic instability continued to cast a pall over the market. Although the U.S. Federal Reserve lowered interest rates numerous times over the reporting period, the U.S. economy remained fairly weak. Layoffs increased and more companies reported disappointing earnings.

Technology stocks were among the Index's weakest performers over the reporting period, reflecting the major slowdown in demand for technology products and services in 2000 and through the third quarter of 2001. Shares of technology bellwether Microsoft, for example, declined 6.43% in value from April through September. (As of September 30, 2001, Microsoft Corp. constituted 3.86% of the S&P Global 100 Index.)

Shares of General Electric Co., the Index's largest stock as of September 30, 2001, also posted a significant decline, dropping 10.44% over the reporting period. In addition to the overall weakness of the business climate, GE's stock was driven down by the failure of the company's bid to acquire Honeywell. In July, the European Union formally vetoed the deal on the grounds that it would be anti-competitive. (As of September 30, 2001, General Electric had a weighting of 5.95% in the S&P Global 100 Index.)

As more signs emerged that the U.S. and other economies might be headed for a protracted downturn, shares of companies traditionally regarded as defensive in recessionary periods rose in value. Pharmaceutical stocks GlaxoSmithKline and Johnson & Johnson, for example, were among the Index's better performers from April through September. Over this period GlaxoSmithKline's shares rose 9.25% in value, while Johnson & Johnson's appreciated by 27.55%. (As of September 30, 2001, GlaxoSmithKline and Johnson & Johnson constituted 2.83% and 2.70%, respectively, of the S&P Global 100 Index.)

--------------------------------------------------------------------------------
iShares Managers' Discussion & Analysis                                  page 13

Managers' Discussion & Analysis


                       iShares S&p Europe 350 Index Fund
                           Performance as Of 9/30/01

--------------------------------------------------------------------------------
                          Average Annual Total Returns
--------------------------------------------------------------------------------

                                                                    Year Ended 9/30/01                 Inception to 9/30/01
                                                             --------------------------------    --------------------------------
                 Fund                      Inception Date      NAV        Market      Index        NAV        Market      Index
                 ----                      --------------    --------    --------    --------    --------    --------    --------
iShares S&P Europe 350 Index Fund             07/25/00       (25.16)%    (28.08)%    (24.65)%    (26.63)%    (24.56)%    (26.09)%

--------------------------------------------------------------------------------

Total returns represent the iShares Fund's change in value during the periods noted above. A Fund's "net asset value" is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate "market" returns is the price of the last reported trade for shares of each Fund on any national securities exchange or other major U.S. market. Market price and NAV may be calculated at different times, and this timing difference is one of the reasons that NAV and market returns may differ. Also, market price returns do not include brokers' commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the management, administration, distribution, transaction or other expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Country Breakout
----------------
S&P Europe 350 Index

Austria         0.03%
Belgium         1.02%
Denmark         0.68%
Finland         2.18%
France         13.66%
Germany         9.27%
Great Britain  40.71%
Greece          0.11%
Ireland         0.93%
Italy           4.89%
Netherlands     8.51%
Norway          0.26%
Portugal        0.63%
Spain           4.23%
Sweden          2.25%
Switzerland    10.65%

The iSHARES S&P EUROPE 350 INDEX FUND seeks to track the S&P Europe 350 Index. The S&P Europe 350 Index measures the performance of equities in the U.K. and 14 countries in the Euro Zone, which includes the European Monetary Union ("EMU") countries plus Denmark, Norway, Sweden and Switzerland. From April 1, 2001, through September 30, 2001 (the "reporting period"), the S&P Europe 350 Index declined 12.80%. For the same period, the iShares S&P Europe 350 Index Fund fell 13.18%.

The performance of stocks in the S&P Europe 350 Index was generally weak as the economies of the United States, Europe and other regions slowed appreciably. According to the European Union statistical agency Eurostat, the Euro Zone economy grew by a mere 0.1% in the second quarter of 2001. Eurostat reported that a decline in exports, reflecting lower demand from the United States and other countries, was primarily responsible for the slowdown. The U.K.'s economy was also fairly subdued, though still-robust consumer demand kept the economy in somewhat better shape than that of the Euro Zone.

--------------------------------------------------------------------------------
page 14                                                                 i|Shares

As in the past, many investors reacted to news of the economic slowdown by favoring the stocks of companies regarded as defensive holdings in recessionary periods. This trend benefited consumer-staples maker Nestle, for one (1.98% of the Index as of September 30, 2001). Its shares rose 3.77% over the reporting period. Pharmaceuticals company GlaxoSmithKline (4.14% of the Index as of September 30, 2001) was another beneficiary; its stock rose 9.25% in value over the reporting period.

On the other end of the spectrum were telecommunications stocks such as Vodafone Group PLC and Nokia OYJ (respectively 3.53% and 1.82% of the Index as of September 30, 2001). Vodafone's shares declined 19.05% in value over the reporting period, while Nokia's depreciated by 31.73%. The poor performance of both companies' stock reflected a rapid decline in worldwide demand for telecommunication services and products.

These stocks, along with many others in the S&P Europe 350 Index, encountered still more selling pressure following the September 11 terrorist attacks in the United States. The shares of companies such as HSBC Holdings faced particularly sharp declines, as investors worried what impact the attacks would have on insurance providers over the short and long term. As of September 30, 2001, HSBC Holdings PLC had a weighting of 2.32% in the Index. Its shares declined by 10.36% over the reporting period.

--------------------------------------------------------------------------------
iShares Managers' Discussion & Analysis                                  page 15

Managers' Discussion & Analysis

                         iShares S&P/TSE 60 Index Fund
                           Performance as of 9/30/01

--------------------------------------------------------------------------------
                          Average Annual Total Returns
--------------------------------------------------------------------------------

                                                               Year Ended 9/30/01                Inception to 9/30/01
                                                         ------------------------------     -------------------------------
         Fund                          Inception Date      NAV       Market      Index        NAV        Market      INDEX
         ----                          --------------    -------    --------    -------     --------    --------    -------
iShares S&P/TSE 60 Index Fund              06/12/00      (33.77)%   (34.69)%    (37.68)%    (24.23)%    (27.25)%    (28.71)%
---------------------------------------------------------------------------------------------------------------------------

Total returns represent the iShares Fund's change in value during the periods noted above. A Fund's "net asset value" is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate "market" returns is the price of the last reported trade for shares of each Fund on any national securities exchange or other major U.S. market. Market price and NAV may be calculated at different times, and this timing difference is one of the reasons that NAV and market returns may differ. Also, market price returns do not include brokers' commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the management, administration, distribution, transaction or other expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.


                                Sector Breakout
                                ---------------

                               S&P/TSE 60 Index

                      Consumer Discretionary       6.50%
                      Consumer Staples             2.79%
                      Energy                      12.11%
                      Financials                  33.85%
                      Health Care                  2.65%
                      Industrials                  8.91%
                      Information Technology       8.41%
                      Materials                   12.75%
                      Telecommunication Services   6.77%
                      Utilities                    5.26%

The iShares S&P/TSE 60 Index Fund seeks to track the S&P/TSE 60 Index. From April 1, 2001, through September 30, 2001 (the "reporting period"), the S&P/TSE 60 Index returned -9.52%. For the same period, the iShares S&P/TSE 60 Index Fund dropped 8.47%.

The decline in the S&P/TSE 60 Index over the reporting period reflected investors' growing concerns about the economy's deceleration as well as other factors. The Canadian economy is estimated to have grown just 0.4% in the second quarter of 2001, significantly lower than many economists and investors expected. Slower growth led to lower demand for oil, natural gas, aluminum and the other natural resources that constitute a large segment of Canada's economy. (As of September 30, 2001, the energy and materials sectors collectively made up 24.86% of the S&P/TSE 60 Index.)

--------------------------------------------------------------------------------
  page 16                                                         [iShares LOGO]

Stocks in the S&P/TSE 60 Index, like those in many markets around the world, also dropped sharply following the September 11 terrorist attacks on New York and Washington. Insurers such as Manulife Financial Corp. faced particularly sharp declines, as investors worried about the long-term financial impact of the attacks. Manulife had a weighting of 4.16% in the Index as of September 30, 2001.

The performance of financials, the largest sector in the S&P/TSE 60 Index as of September 30, 2001, was muted. Canadian financial-service companies that derive a relatively large share of their revenue from capital-market activities, such as Toronto-Dominion Bank, were generally the sector's weakest performers as global markets contracted. The Toronto-Dominion Bank (5.09% of the Index as of September 30) fell 0.39% over the period. Financial-service companies with significant loan exposure to the struggling technology and telecommunications sectors also faced declines in their share prices.

Canada's telecommunications stocks themselves were even weaker. During the summer, optical-networking provider Nortel Networks (5.90% of the Index as of September 30, 2001) announced that it had posted a $19.2 billion dollar loss for the second quarter of 2001. The news, coming after several previous disappointments, sent Nortel's shares lower. Its shares dropped a total of 60.18% over the reporting period, reflecting a rapid decline in global sales of telecom equipment.

Many of Canada's cyclical companies, such as Alcan Aluminum Ltd., also faced a more difficult operating environment. Over the summer Alcan (3.17% of the Index as of September 30, 2001) reported that it was benefiting from a restructuring program, but cautioned investors that lower demand and pricing for aluminum as well as negative currency trends were likely to weigh on its near-term results. These factors helped to depress Alcan's share price, which dropped 15.62% over the reporting period.

--------------------------------------------------------------------------------

iShares Managers' Discussion & Analysis                                  page 17

Managers' Discussion & Analysis

                    iShares Nasdaq Biotechnology Index Fund
                           Performance as of 9/30/01

--------------------------------------------------------------------------------
                                 Total Returns
--------------------------------------------------------------------------------

                                                                                        Inception to 9/30/01
                                                                                  --------------------------------
              Fund                                              INCEPTION DATE      NAV        Market      Index
              ----                                              --------------    --------    --------    --------
iShares Nasdaq Biotechnology Index Fund                            02/05/01       (25.42)%    (26.42)%    (25.44)%
------------------------------------------------------------------------------------------------------------------

Total returns represent the iShares Fund's change in value during the periods noted above. A Fund's "net asset value" is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate "market" returns is the price of the last reported trade for shares of each Fund on any national securities exchange or other major U.S. market. Market price and NAV may be calculated at different times, and this timing difference is one of the reasons that NAV and market returns may differ. Also, market price returns do not include brokers' commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the management, administration, distribution, transaction or other expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.


                             Top 10 Index Holdings
                             ---------------------
                       Amgen Inc.                  19.6%
                       Genzyme Corp.                3.9%
                       Immunex Corp.                3.6%
                       Chiron Corp.                 3.4%
                       Biogen Inc.                  3.2%
                       MedImmune Inc.               3.1%
                       IDEC Pharmaceuticals Corp.   3.0%
                       Gilead Sciences Inc.         3.0%
                       Imclone Systems Inc.         2.9%
                       InterMune Inc.               2.2%

The iShares Nasdaq Biotechnology Index Fund seeks to track the Nasdaq Biotechnology Index. The six-month period ended September 30, 2001, was a turbulent one for U.S. equity markets. Declines among biotechnology issues were relatively muted compared with the broader market, and the Nasdaq Biotechnology Index declined 3.11% during this period. The iShares Nasdaq Biotechnology Index Fund fell 3.23% for the same period.

Many of the familiar themes from previous reporting periods, including earnings warnings, layoffs, and weak economic reports, were replayed during the six months ended September 30, 2001. On April 4, 2001, the Nasdaq Composite dipped to 1638, having lost two-thirds of its value since its high on March 10, 2000. In an effort to prevent the slowing economy from slipping into recession, the

--------------------------------------------------------------------------------

  page 18                                                               i|Shares

Federal Reserve Board ("the Fed") continued its campaign of lowering short-term interest rates throughout the period. Initially, the Fed moves, combined with a proposed tax cut in April and some encouraging economic figures, helped drive the equity markets up: the Nasdaq Composite returned 15% for the month of April alone.

However, the optimism was temporary, and stock prices generally drifted over the next few months. Second quarter earnings were released in July, including a new round of missed targets and warnings for future revenues. Economic figures released during the period helped fuel the decline: second quarter GDP growth was a paltry 0.2%, and, in August, unemployment figures reached 4.9%. Finally, on September 11, the terrorist attack on the U.S. that impacted the emotions of all Americans also rattled an already shaky market. After remaining closed for four days following the attack, equity markets reopened on September 17, falling sharply through the end of the reporting period.

Against this drop, biotechnology stocks, in general, fared well. After many biotechnology stocks were dragged down in the first quarter amid a widespread market sell off, their valuations became attractive. Many investors fleeing Internet-related and other technology shares bought up shares of biotechnology companies, viewing them as "the next growth opportunity." After being caught up in the first quarter sell off, Amgen, representing 19.58% of the Index as of September 30, 2001, saw its share price fail to rebound during the period, losing 2.36%.

However, three biopharmaceutical companies: InterMune (2.24% of the Index as of September 30, 2001), Gilead Sciences (3.02% of the Index as of September 30,
2001) and Imclone Systems (2.93% of the Index) soared during the period, returning 82.14%, 72.83%, and 70.40%, respectively. Biogen Inc. (3.21% of the Index) struggled during the period, falling 12.21%.

--------------------------------------------------------------------------------

iShares Managers' Discussion & Analysis                                  page 19
iShares S&P 100 Index Fund
Schedule of Investments
September 30, 2001 (Unaudited)

Security                                      Shares         Value
------------------------------------------------------------------

COMMON STOCKS - 99.82%
------------------------------------------------------------------
General Electric Co.                         337,426  $ 12,552,247
Microsoft Corp./(1)/                         182,845     9,356,179
Exxon Mobil Corp.                            234,388     9,234,887
Pfizer Inc.                                  214,460     8,599,846
Wal-Mart Stores Inc.                         151,891     7,518,605
American International Group Inc.             89,182     6,956,196
Citigroup Inc.                               170,815     6,918,007
Johnson & Johnson                            102,865     5,698,721
International Business Machines Corp.         59,031     5,448,561
SBC Communications Inc.                      114,405     5,390,764
Merck & Co. Inc.                              77,883     5,187,008
AOL Time Warner Inc./(1)/                    150,522     4,982,278
Verizon Communications Inc.                   91,884     4,971,843
Intel Corp.                                  228,458     4,669,682
Coca-Cola Co.                                 84,508     3,959,200
Bristol-Myers Squibb Co.                      66,022     3,668,182
Procter & Gamble Co.                          43,986     3,201,741
Bank of America Corp.                         54,460     3,180,464
Home Depot Inc.                               79,285     3,042,165
Cisco Systems Inc./(1)/                      248,620     3,028,192
Tyco International Ltd.                       65,784     2,993,172
PepsiCo Inc.                                  60,060     2,912,910
Wells Fargo & Company                         58,306     2,591,702
Oracle Corp./(1)/                            190,705     2,399,069
JP Morgan Chase & Co.                         67,437     2,302,974
AT&T Corp.                                   117,202     2,261,999
Viacom Inc. "B"/(1)/                          60,481     2,086,595
Amgen Inc./(1)/                               35,435     2,082,515
Pharmacia Corporation                         44,185     1,792,144
Morgan Stanley Dean Witter & Co.              37,796     1,751,845
Texas Instruments Inc.                        58,981     1,473,345
U.S. Bancorp                                  64,739     1,435,911
Du Pont (E.I.) de Nemours                     35,425     1,329,146
Minnesota Mining & Manufacturing Co.          13,463     1,324,759
Walt Disney Co. (The)                         70,991     1,321,852
American Express Co.                          44,938     1,305,898
Bank One Corp.                                39,584     1,245,708
McDonald's Corp.                              43,928     1,192,206
Merrill Lynch & Co. Inc.                      28,511     1,157,547
Colgate-Palmolive Co.                         19,049     1,109,604
Baxter International Inc.                     20,131     1,108,212
Ford Motor Company                            62,154     1,078,372
Gillette Co.                                  35,816     1,067,317
Hewlett-Packard Co.                           66,001     1,062,616
Dow Chemical Co.                              30,493       998,951
Boeing Co./(2)/                               29,640       992,940
Alcoa Inc.                                    29,325       909,368
Schlumberger Ltd.                             19,486       890,510
EMC Corp./(1)/                                74,963       880,815
HCA - The Healthcare Company                  18,271       809,588
General Motors Corp. "A"                      18,645       799,871
Clear Channel Communications Inc./(1)/        19,968       793,728
United Technologies Corp.                     15,984       743,256
Honeywell International Inc.                  27,498       725,947
El Paso Corp.                                 17,308       719,147
Enron Corp./(2)/                              25,356       690,444
Lucent Technologies Inc./(2)/                115,685       662,875
Nortel Networks Corp.                        108,231       607,176
General Dynamics Corp.                         6,820       602,342
International Paper Co.                       16,399       570,685
Sara Lee Corp.                                26,724       569,221
Southern Co.                                  23,278       558,206
Heinz (H.J.) Co.                              11,833       498,761
Exelon Corp.                                  10,888       485,605
Williams Companies Inc.                       17,456       476,549
Lehman Brothers Holdings Inc.                  8,368       475,721
American Electric Power Inc.                  10,932       472,590
Hartford Financial Services Group Inc.         8,045       472,563
CIGNA Corp.                                    5,084       421,718
Raytheon Co.                                  12,068       419,363
Campbell Soup Co.                             13,863       388,164
Sears, Roebuck and Co.                        11,156       386,444
FedEx Corp./(1)/                              10,443       383,780
Avon Products Inc.                             8,053       372,451
Weyerhaeuser Co.                               7,309       356,021
Burlington Northern Santa Fe Corp.            13,302       355,828
Ralston Purina Group                          10,520       345,056
Baker Hughes Inc.                             11,398       329,972
Halliburton Co.                               14,568       328,508
Eastman Kodak Co.                              9,850       320,420
May Department Stores Co.                     10,150       294,553
Entergy Corp.                                  7,489       266,309
MedImmune Inc./(1)/                            7,218       257,177
AES Corp./(1)/                                18,082       231,811
Nextel Communications Inc. "A"/(1)(2)/        25,990       224,554
Norfolk Southern Corp.                        13,063       210,576
Computer Sciences Corp./(1)/                   5,723       189,832
Xerox Corp.                                   23,572       182,683

--------------------------------------------------------------------------------

  page 20                                                               i|Shares
iShares S&P 100 Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

                                           Shares or
Security                                   Principal         Value
------------------------------------------------------------------

COMMON STOCKS (continued)
------------------------------------------------------------------
RadioShack Corp.                               6,295    $  152,654
Limited Inc.                                  14,496       137,712
National Semiconductor Corp./(1)/              5,890       129,875
Toys R Us Inc./(1)/                            6,703       115,493
Delta Air Lines Inc.                           4,172       109,932
Harrah's Entertainment Inc./(1)/               3,979       107,473
Unisys Corp./(1)/                             10,747        93,069
Rockwell International Corp.                   6,211        91,177
Black & Decker Corp.                           2,760        86,112
Boise Cascade Corp.                            1,946        57,407
Allegheny Technologies Inc.                    2,723        36,298
Global Crossing Ltd./(1)/                      1,100         1,980
------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $234,670,720)                                   181,743,447
------------------------------------------------------------------

SHORT TERM INSTRUMENTS - 1.27%
------------------------------------------------------------------
Dreyfus Money Market Fund/(3)/            $  829,021       829,021
Goldman Sachs Financial Square Prime
  Obligation Fund/(3)/                       416,939       416,939
Providian Temp Cash Money Market Fund/(3)/ 1,057,716     1,057,716
------------------------------------------------------------------

TOTAL SHORT TERM INSTRUMENTS
(Cost: $2,303,676)                                       2,303,676
------------------------------------------------------------------

REPURCHASE AGREEMENT - 0.06%
------------------------------------------------------------------
Investors Bank & Trust Tri-Party Repurchase
  Agreement, dated 09/28/01, due
  10/01/01, with a maturity value of
  $109,195 and an effective yield of 2.90%.  109,169       109,169
------------------------------------------------------------------

TOTAL REPURCHASE AGREEMENT
(Cost: $109,169)                                           109,169
------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES -- 101.15%
(Cost $237,083,565)                                    184,156,292
------------------------------------------------------------------

Other Assets, Less Liabilities -- (1.15%)               (2,094,103)
------------------------------------------------------------------

NET ASSETS -- 100.00%                                 $182,062,189
==================================================================

/(1)/  Non-income earning securities.
/(2)/  Denotes all or part of security on loan. See Note 5.
/(3)/ Represents investment of collateral received from securities lending transactions. See Note 5.

See notes to financial statements.

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 21
iShares S&P 500 Index Fund
Schedule of Investments
September 30, 2001 (Unaudited)

Security                                       Shares           Value
---------------------------------------------------------------------

COMMON STOCKS - 99.76%
---------------------------------------------------------------------
General Electric Co.                        2,759,725  $  102,661,769
Microsoft Corp./(1)/                        1,495,313      76,515,166
Exxon Mobil Corp.                           1,916,988      75,529,327
Pfizer Inc.                                 1,753,903      70,331,510
Wal-Mart Stores Inc.                        1,242,166      61,487,217
American International Group Inc.             727,910      56,776,980
Citigroup Inc.                              1,397,091      56,582,185
Johnson & Johnson                             841,312      46,608,685
International Business Machines Corp.         482,719      44,554,964
SBC Communications Inc.                       935,742      44,092,163
Merck & Co. Inc.                              637,065      42,428,529
AOL Time Warner Inc./(1)/                   1,230,962      40,744,842
Verizon Communications Inc.                   751,439      40,660,364
Intel Corp.                                 1,868,418      38,190,464
Coca-Cola Co.                                 691,076      32,376,911
Bristol-Myers Squibb Co.                      539,955      29,999,900
Royal Dutch Petroleum Co. - NY Shares         595,757      29,936,789
Philip Morris Companies Inc.                  611,122      29,511,081
Procter & Gamble Co.                          359,822      26,191,443
Bank of America Corp.                         445,327      26,007,097
Lilly (Eli) and Company                       312,258      25,199,221
Home Depot Inc.                               648,373      24,878,072
Cisco Systems Inc./(1)/                     2,033,444      24,767,348
Tyco International Ltd.                       538,046      24,481,093
PepsiCo Inc./(2)/                             491,141      23,820,339
Abbott Laboratories                           430,320      22,312,092
Fannie Mae                                    277,907      22,249,234
BellSouth Corp.                               520,710      21,635,500
American Home Products Corp.                  365,197      21,272,725
Wells Fargo & Company                         476,806      21,194,027
Oracle Corp./(1)/                           1,559,626      19,620,095
JP Morgan Chase & Co.                         551,561      18,835,808
AT&T Corp.                                    958,637      18,501,694
Viacom Inc. "B"/(1)/                          494,600      17,063,700
Amgen Inc./(1)/                               289,832      17,033,427
Chevron Corp.                                 178,236      15,105,501
Schering-Plough Corp.                         406,494      15,080,927
Pharmacia Corporation                         361,450      14,660,412
Medtronic Inc.                                335,798      14,607,213
Morgan Stanley Dean Witter & Co.              309,163      14,329,705
Dell Computer Corp./(1)/                      722,644      13,390,593
Freddie Mac                                   192,409      12,506,585
Wachovia Corp.                                389,528      12,075,368
WorldCom Inc./(1)/                            802,395      12,068,021
Texas Instruments Inc.                        482,307      12,048,029
U.S. Bancorp                                  529,434      11,742,846
FleetBoston Financial Corp.                   300,900      11,058,075
Du Pont (E.I.) de Nemours                     289,722      10,870,369
Minnesota Mining & Manufacturing Co.          109,997      10,823,705
Walt Disney Co. (The)                         580,667      10,812,020
American Express Co.                          367,584      10,681,991
AT&T Wireless Services Inc./(1)/              702,906      10,501,416
Anheuser-Busch Companies Inc.                 249,362      10,443,281
Bank One Corp.                                323,771      10,189,073
QUALCOMM Inc./(1)/                            210,391      10,001,988
Texaco Inc.                                   153,065       9,949,225
Fifth Third Bancorp                           159,880       9,829,422
McDonald's Corp.                              359,328       9,752,162
Walgreen Co.                                  282,794       9,736,597
Motorola Inc.                                 610,157       9,518,449
Merrill Lynch & Co. Inc.                      233,185       9,467,311
Comcast Corp. "A"/(1)/                        262,554       9,417,812
Washington Mutual Inc.                        243,830       9,382,578
Kimberly-Clark Corp.                          147,872       9,168,064
Cardinal Health Inc.                          123,880       9,160,926
Colgate-Palmolive Co.                         155,892       9,080,709
Baxter International Inc.                     164,570       9,059,578
Ford Motor Company                            508,315       8,819,265
Gillette Co.                                  292,989       8,731,072
Hewlett-Packard Co.                           539,790       8,690,619
Unilever NV - NY Shares                       158,799       8,578,322
Dow Chemical Co.                              249,362       8,169,099
Automatic Data Processing Inc.                173,430       8,158,147
Boeing Co.                                    242,378       8,119,663
Duke Energy Corp.                             214,471       8,117,727
Target Corp.                                  249,790       7,930,833
Qwest Communications International Inc.       461,540       7,707,718
Allstate Corp.                                201,261       7,517,098
Electronic Data Systems Corp.                 130,010       7,485,976
Sun Microsystems Inc./(1)/                    904,835       7,482,985
Alcoa Inc.                                    239,809       7,436,477
Marsh & McLennan Companies Inc.                76,536       7,401,031
Schlumberger Ltd.                             159,271       7,278,685
Household International Inc.                  128,873       7,265,860
EMC Corp./(1)/                                613,129       7,204,266
MBNA Corp.                                    236,637       7,167,735
Bank of New York Co. Inc.                     204,367       7,152,845
Sprint Corp. (PCS Group)/(1)(2)/              260,317       6,843,734
Lowe's Companies Inc.                         213,714       6,764,048
HCA - The Healthcare Company                  149,325       6,616,591
General Motors Corp. "A"                      152,423       6,538,947
Clear Channel Communications Inc./(1)/        163,234       6,488,551

--------------------------------------------------------------------------------
  page 22                                                               i|Shares
iShares S&P 500 Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                       Shares           Value
---------------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------------
Applied Materials Inc./(1)/                   225,903    $  6,424,681
First Data Corp.                              108,836       6,340,785
MetLife Inc./(2)/                             208,303       6,186,599
United Technologies Corp.                     130,793       6,081,875
Honeywell International Inc.                  224,843       5,935,855
Sprint Corp. (FON Group)/(2)/                 246,252       5,912,511
El Paso Corp.                                 141,479       5,878,452
UnitedHealth Group Inc.                        88,121       5,860,047
Phillips Petroleum Co.                        105,375       5,683,928
Enron Corp.                                   207,299       5,644,752
Emerson Electric Co.                          119,045       5,602,258
Safeway Inc./(1)/                             140,413       5,577,204
Kroger Co./(1)/                               225,253       5,550,234
Lucent Technologies Inc./(2)/                 946,236       5,421,932
SunTrust Banks Inc.                            81,136       5,403,658
Tenet Healthcare Corp./(1)/                    90,074       5,372,914
Lockheed Martin Corp.                         120,667       5,279,181
Alltel Corp.                                   86,989       5,041,013
National City Corp.                           166,900       4,998,655
Nortel Networks Corp.                         885,240       4,966,196
General Dynamics Corp.                         55,839       4,931,700
Sysco Corp.                                   186,865       4,772,532
International Paper Co.                       134,198       4,670,090
Sara Lee Corp.                                218,523       4,654,540
Waste Management Inc.                         173,794       4,647,252
PNC Financial Services Group                   80,302       4,597,290
Illinois Tool Works Inc.                       84,445       4,569,319
Southern Co.                                  190,325       4,563,994
Costco Wholesale Corp./(1)/                   125,024       4,445,853
Kohls Corp./(1)/                               92,551       4,442,448
BB&T Corp.                                    121,769       4,438,480
Schwab (Charles) Corp.                        385,103       4,428,685
Gannett Co. Inc.                               73,492       4,417,604
Conoco Inc. "B"                               173,581       4,398,543
Mellon Financial Corp.                        132,576       4,286,182
Caterpillar Inc.                               95,371       4,272,621
Computer Associates International Inc.        160,101       4,121,000
State Street Corp.                             90,412       4,113,746
Heinz (H.J.) Co.                               96,877       4,083,366
Dominion Resources Inc.                        68,747       4,080,134
Exelon Corp.                                   89,070       3,972,522
AFLAC Inc.                                    146,097       3,944,619
Williams Companies Inc.                       142,863       3,900,160
Compaq Computer Corp.                         469,265       3,899,592
Lehman Brothers Holdings Inc.                  68,473       3,892,690
American Electric Power Inc.                   89,501       3,869,128
Hartford Financial Services Group Inc.         65,851       3,868,088
USA Education Inc./(2)/                        45,265       3,752,921
CVS Corp.                                     109,282       3,628,162
General Mills Inc.                             79,059       3,597,184
Albertson's Inc.                              112,510       3,586,819
Carnival Corp. "A"                            162,451       3,577,171
Forest Laboratories Inc. "A"/(1)/              48,962       3,532,119
Nike Inc. "B"                                  75,347       3,526,993
Chubb Corp.                                    48,699       3,477,596
CIGNA Corp.                                    41,596       3,450,388
Raytheon Co.                                   98,760       3,431,910
Hancock (John) Financial Services Inc.         85,597       3,419,600
Harley-Davidson Inc./(2)/                      84,016       3,402,648
Kellogg Co.                                   112,759       3,382,770
ConAgra Foods Inc.                            149,219       3,349,967
Anadarko Petroleum Corp.                       69,627       3,347,666
Omnicom Group Inc.                             51,464       3,340,014
TXU Corporation                                71,372       3,305,951
Guidant Corp./(1)/                             85,284       3,283,434
Concord EFS Inc./(1)(2)/                       66,934       3,276,419
Analog Devices Inc./(1)/                       99,964       3,268,823
Paychex Inc.                                  103,721       3,268,249
Northern Trust Corp.                           61,847       3,245,731
Union Pacific Corp.                            68,867       3,229,862
Wrigley (William Jr.) Co.                      62,747       3,218,921
Maxim Integrated Products Inc./(1)/            91,222       3,187,297
Campbell Soup Co.                             113,433       3,176,124
Sears, Roebuck and Co.                         91,284       3,162,078
McGraw-Hill Companies Inc.                     54,242       3,156,884
Southwest Airlines Co.                        211,617       3,140,396
Dynegy Inc. "A"                                90,581       3,138,632
FedEx Corp./(1)/                               85,317       3,135,400
Micron Technology Inc./(1)/                   165,652       3,119,227
AON Corp.                                      72,753       3,055,626
Avon Products Inc.                             65,928       3,049,170
Cendant Corp./(1)(2)/                         236,655       3,029,184
McKesson HBOC Inc.                             79,134       2,990,474
Weyerhaeuser Co.                               59,771       2,911,445
Burlington Northern Santa Fe Corp.            108,827       2,911,122
Linear Technology Corp.                        88,311       2,896,601
Stryker Corp.                                  54,486       2,882,309
Gap Inc. (The)                                238,809       2,853,768
KeyCorp                                       117,939       2,847,047
Ralston Purina Group                           86,067       2,822,998
Immunex Corp./(1)/                            148,393       2,771,981
XL Capital Ltd. "A"                            34,920       2,758,680

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 23
iShares S&P 500 Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                       Shares           Value
---------------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------------
Comerica Inc.                                  49,582    $  2,746,843
Progressive Corporation                        20,506       2,745,753
Baker Hughes Inc.                              93,255       2,699,732
Halliburton Co.                               119,209       2,688,163
Xcel Energy Inc.                               95,350       2,684,103
Capital One Financial Corp.                    57,892       2,664,769
King Pharmaceuticals Inc./(1)/                 63,488       2,663,322
Alcan Aluminum Ltd.                            88,733       2,661,990
Becton Dickinson & Co.                         71,558       2,647,646
Best Buy Co. Inc./(1)/                         58,178       2,644,190
Eastman Kodak Co.                              80,595       2,621,755
Pitney Bowes Inc.                              68,569       2,619,336
FPL Group Inc.                                 48,847       2,615,757
Masco Corp./(2)/                              127,752       2,611,251
Tribune Co.                                    82,919       2,603,657
Progress Energy Inc.                           60,312       2,592,813
TJX Companies Inc.                             77,908       2,563,173
Golden West Financial Corp.                    44,094       2,561,861
Franklin Resources Inc.                        73,488       2,547,829
Loews Corp.                                    54,806       2,536,422
Occidental Petroleum Corp.                    102,935       2,505,438
Hershey Foods Corp.                            37,974       2,482,360
Agilent Technologies Inc./(1)/                126,898       2,480,856
Public Service Enterprise Group Inc.           57,789       2,458,922
St. Paul Companies Inc.                        59,577       2,455,764
Deere & Co.                                    65,215       2,452,736
Air Products & Chemicals Inc.                  63,338       2,443,580
Lincoln National Corp.                         52,191       2,433,666
Clorox Co.                                     65,715       2,431,455
Allergan Inc.                                  36,563       2,424,127
May Department Stores Co.                      83,052       2,410,169
SouthTrust Corp.                               94,445       2,405,514
Consolidated Edison Inc./(2)/                  58,925       2,399,426
Northrop Grumman Corp.                         23,710       2,394,710
Chiron Corp./(1)/                              52,750       2,340,517
Transocean Sedco Forex Inc.                    88,356       2,332,598
Archer-Daniels-Midland Co.                    184,388       2,321,445
JDS Uniphase Corp./(1)(2)/                    365,679       2,311,091
Biogen Inc./(1)/                               41,281       2,294,398
USX-Marathon Group Inc.                        85,738       2,293,492
Boston Scientific Corp./(1)/                  111,530       2,286,365
Corning Inc.                                  258,422       2,279,282
Marriott International Inc. "A"                67,720       2,261,848
FirstEnergy Corp.                              62,240       2,237,528
Synovus Financial Corp.                        80,575       2,223,870
Unocal Corp.                                   67,632       2,198,040
Biomet Inc.                                    74,580       2,181,465
Entergy Corp.                                  61,316       2,180,397
Reliant Energy Inc./(2)/                       82,658       2,175,559
Xilinx Inc./(1)/                               92,405       2,174,290
PPG Industries Inc.                            46,790       2,140,643
Interpublic Group of Companies Inc.           104,222       2,126,129
Solectron Corp./(1)(2)/                       181,491       2,114,370
MedImmune Inc./(1)/                            59,121       2,106,481
Intuit Inc./(1)/                               57,970       2,075,326
Mirant Corp./(1)/                              94,311       2,065,411
MBIA Inc.                                      41,175       2,058,750
IMS Health Inc.                                81,873       2,050,919
Bed Bath & Beyond Inc./(1)/                    80,194       2,041,739
Veritas Software Corp./(1)/                   110,413       2,036,016
AmerisourceBergen Corp./(1)(2)/                28,570       2,027,041
Burlington Resources Inc.                      58,749       2,009,803
Rohm & Haas Co. "A"                            61,177       2,004,159
DTE Energy Co.                                 45,784       1,971,001
Block (H & R) Inc.                             50,765       1,957,498
MGIC Investment Corp.                          29,759       1,944,453
Wellpoint Health Networks Inc./(1)/            17,602       1,921,258
Barrick Gold Corp./(2)/                       110,014       1,908,743
Coca-Cola Enterprises Inc.                    123,693       1,897,451
AES Corp./(1)/                                147,824       1,895,104
Cintas Corp.                                   46,961       1,892,528
Calpine Corp./(1)(2)/                          82,964       1,892,409
Jefferson-Pilot Corp.                          42,249       1,879,236
Praxair Inc.                                   44,637       1,874,754
Mattel Inc./(1)/                              119,702       1,874,533
Danaher Corp./(2)/                             39,590       1,867,856
CSX Corp.                                      59,277       1,867,225
AmSouth Bancorp                               102,900       1,859,403
Cincinnati Financial Corp.                     44,661       1,858,791
Pepsi Bottling Group Inc.                      39,963       1,841,095
Nextel Communications Inc. "A"/(1)(2)/        212,541       1,836,354
Delphi Automotive Systems Corp.               155,546       1,827,665
Regions Financial Corp.                        63,210       1,824,241
Georgia-Pacific Corp.                          62,769       1,807,120
Fiserv Inc./(1)/                               51,810       1,771,902
Healthsouth Corp./(1)/                        108,270       1,760,470
Altera Corp./(1)/                             107,457       1,760,146
New York Times Co. "A"                         44,250       1,727,078
Norfolk Southern Corp.                        106,866       1,722,680
Charter One Financial Inc.                     60,301       1,701,704
Dover Corp.                                    56,479       1,700,583
UNUMProvident Corp.                            67,080       1,693,770

--------------------------------------------------------------------------------
  page 24                                                               i|Shares
iShares S&P 500 Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                       Shares           Value
---------------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------------
Staples Inc./(1)/                             126,781     $ 1,688,723
Newell Rubbermaid Inc./(2)/                    74,087       1,682,516
Siebel Systems Inc./(1)(2)/                   125,905       1,638,024
PG&E Corp.                                    107,563       1,634,958
Union Planters Corp.                           38,080       1,633,632
St. Jude Medical Inc./(1)/                     23,812       1,629,931
KLA-Tencor Corp./(1)(2)/                       51,517       1,626,907
Moody's Corp.                                  43,769       1,619,453
AutoZone Inc./(1)/                             31,126       1,614,194
Watson Pharmaceuticals Inc./(1)/               29,414       1,609,240
Ambac Financial Group Inc.                     29,386       1,607,708
Tricon Global Restaurants Inc./(1)/            40,821       1,601,000
Penney (J.C.) Company Inc.                     73,081       1,600,474
Providian Financial Corp.                      79,316       1,598,217
Adobe Systems Inc.                             66,437       1,593,159
Lexmark International Group Inc. "A"/(1)/      35,630       1,593,017
Ingersoll-Rand Co.                             46,771       1,580,860
Starbucks Corp./(1)(2)/                       105,632       1,578,142
Johnson Controls Inc.                          24,138       1,574,763
Amerada Hess Corp.                             24,768       1,572,768
Kinder Morgan Inc.                             31,809       1,565,321
Computer Sciences Corp./(1)/                   46,845       1,553,849
Federated Department Stores Inc./(1)/          54,911       1,548,490
Molex Inc.                                     54,277       1,525,726
Genuine Parts Co.                              47,778       1,522,207
UST Inc.                                       45,371       1,506,317
Apple Computer Inc./(1)/                       96,970       1,504,005
Zimmer Holdings Inc./(1)/                      53,994       1,498,334
Apache Corp.                                   34,838       1,498,034
Xerox Corp.                                   192,879       1,494,812
PeopleSoft Inc./(1)/                           81,684       1,473,579
Broadcom Corp. "A"/(1)(2)/                     72,271       1,467,101
Ameren Corp./(2)/                              38,115       1,463,616
Bear Stearns Companies Inc.                    29,184       1,459,492
Avery Dennison Corp.                           30,623       1,448,774
Countrywide Credit Industries Inc.             32,910       1,445,736
Kerr-McGee Corp.                               27,771       1,441,593
Applera Corp. - Applied Biosystems Group       58,655       1,431,182
Fortune Brands Inc.                            42,463       1,422,510
Sempra Energy                                  57,234       1,416,542
Yahoo! Inc./(1)/                              157,503       1,387,601
Zions Bancorp                                  25,607       1,374,072
Willamette Industries Inc./(2)/                30,457       1,370,260
Cinergy Corp.                                  44,172       1,363,590
Torchmark Corp.                                34,858       1,359,462
GPU Inc./(2)/                                  33,197       1,339,831
NiSource Inc.                                  57,375       1,337,411
Univision Communications Inc./(1)(2)/          57,908       1,328,989
PPL Corp.                                      40,545       1,321,767
Convergys Corp./(1)/                           47,478       1,317,514
Textron Inc.                                   39,181       1,316,873
Family Dollar Stores Inc.                      47,710       1,312,979
CenturyTel Inc.                                39,185       1,312,697
Ecolab Inc.                                    35,455       1,288,080
Newmont Mining Corp.                           54,306       1,281,622
Allegheny Energy Inc.                          34,635       1,271,104
KeySpan Corp.                                  38,141       1,267,807
RadioShack Corp.                               51,516       1,249,263
Devon Energy Corp.                             35,969       1,237,334
Starwood Hotels & Resorts Worldwide Inc.       55,218       1,214,796
Vulcan Materials Co.                           28,096       1,213,747
Huntington Bancshares Inc.                     69,741       1,207,217
Sanmina Corp./(1)/                             88,809       1,206,026
Brown-Forman Corp. "B"                         19,012       1,201,178
Edison International                           90,512       1,191,138
Stilwell Financial Inc.                        60,914       1,187,823
LSI Logic Corp./(1)/                          100,402       1,179,724
Placer Dome Inc./(2)/                          91,011       1,164,031
Aetna Inc./(1)/                                39,593       1,143,842
Knight Ridder Inc.                             20,355       1,136,827
Eaton Corp.                                    19,153       1,134,049
Novellus Systems Inc./(1)/                     39,577       1,130,319
Limited Inc.                                  118,473       1,125,493
Office Depot Inc./(1)/                         82,666       1,124,258
Tellabs Inc./(1)/                             113,708       1,123,435
Parker Hannifin Corp.                          32,459       1,113,344
Constellation Energy Group Inc.                45,503       1,101,173
ITT Industries Inc.                            24,440       1,094,912
Dow Jones & Co. Inc./(2)/                      23,996       1,090,138
Cooper Industries Inc.                         26,012       1,078,718
SAFECO Corp.                                   35,503       1,076,806
Dollar General Corp.                           91,846       1,074,598
Leggett & Platt Inc.                           54,534       1,063,413
National Semiconductor Corp./(1)/              48,186       1,062,501
Comverse Technology Inc./(1)/                  51,538       1,055,498
PACCAR Inc.                                    21,263       1,043,375
TRW Inc.                                       34,700       1,034,754
Grainger (W.W.) Inc.                           26,392       1,025,329
Whirlpool Corp.                                18,500       1,023,975
Citrix Systems Inc./(1)(2)/                    51,311       1,015,958

--------------------------------------------------------------------------------

iShares Schedules of Investments                                         page 25
iShares S&P 500 Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                       Shares           Value
---------------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------------
T Rowe Price Group Inc./(2)/                   34,178     $ 1,001,415
Sabre Holdings Corp./(1)/                      36,912         987,027
Robert Half International Inc./(1)/            48,724         974,967
Sherwin-Williams Co.                           43,536         967,370
Kmart Corp./(1)/                              136,114         951,437
Jabil Circuit Inc./(1)(2)/                     53,131         951,045
Sigma-Aldrich Corp.                            21,029         950,511
Toys R Us Inc./(1)/                            54,896         945,858
Teradyne Inc./(1)/                             48,416         944,112
Ciena Corp./(1)(2)/                            90,890         935,258
Pinnacle West Capital Corp.                    23,545         934,737
EOG Resources Inc./(2)/                        32,207         931,749
VF Corp.                                       31,123         910,970
Thermo Electron Corp./(1)/                     50,359         908,980
Delta Air Lines Inc.                           34,193         900,986
Noble Drilling Corp./(1)/                      37,243         893,832
Donnelley (R.R.) & Sons Co.                    32,605         881,965
Harrah's Entertainment Inc./(1)/               32,566         879,608
Tiffany & Co.                                  40,546         877,821
International Game Technology Inc./(1)/        20,561         873,842
Equifax Inc.                                   39,789         871,379
Stanley Works (The)                            23,723         867,076
Darden Restaurants Inc.                        32,802         861,052
BMC Software Inc./(1)/                         67,678         859,511
Nabors Industries Inc./(1)/                    40,802         855,618
Nucor Corp.                                    21,549         855,495
Compuware Corp./(1)/                          102,194         851,276
Fluor Corp.                                    22,020         847,770
Sealed Air Corp./(1)(2)/                       23,231         847,699
Wendy's International Inc.                     31,578         841,554
TMP Worldwide Inc./(1)(2)/                     29,573         839,577
Engelhard Corp.                                36,337         839,385
Sunoco Inc.                                    23,305         829,658
AMR Corp./(1)/                                 42,710         817,469
Goodyear Tire & Rubber Co.                     44,114         813,021
Hilton Hotels Corp.                           102,465         804,350
Manor Care Inc./(1)/                           28,590         803,379
NCR Corp./(1)/                                 26,793         794,412
Scientific-Atlanta Inc.                        45,253         794,190
Avaya Inc./(1)/                                78,865         780,763
Advanced Micro Devices Inc./(1)/               95,553         778,757
Eastman Chemical Co.                           21,388         776,384
Mead Corp.                                     27,544         762,418
Unisys Corp./(1)/                              87,993         762,019
ADC Telecommunications Inc./(1)/              217,150         757,853
Niagara Mohawk Holdings Inc.(1)                44,535         755,759
Ashland Inc.                                   19,400         747,870
Rockwell International Corp.                   50,814         745,950
Citizen Communications Co./(1)(2)/             79,285         745,279
SUPERVALU Inc.                                 36,782         744,100
International Flavors & Fragrances Inc.        26,620         737,108
PerkinElmer Inc.                               28,054         736,137
CMS Energy Corp.                               36,667         733,340
Bard (C.R.) Inc.                               14,080         723,853
Rockwell Collins                               50,814         721,559
Westvaco Corp.                                 27,984         719,189
Black & Decker Corp.                           22,576         704,371
Allied Waste Industries Inc./(1)/              54,817         698,917
Circuit City Stores Inc.                       57,783         693,396
Millipore Corp.                                13,086         692,773
Conseco Inc./(1)(2)/                           93,852         681,366
Homestake Mining Company                       73,156         680,351
Deluxe Corp.                                   19,633         678,124
Hasbro Inc./(2)/                               47,903         670,642
Pall Corp.                                     34,110         663,440
Symbol Technologies Inc./(2)/                  62,930         660,136
Temple-Inland Inc.                             13,683         649,806
Dana Corp./(2)/                                41,092         641,035
Pactiv Corp./(1)/                              44,103         639,052
American Power Conversion Corp./(1)/           54,189         632,928
Inco Ltd./(1)/                                 50,534         627,127
Network Appliance Inc./(1)/                    90,450         615,060
Alberto-Culver Co. "B"/(2)/                    15,718         611,273
Phelps Dodge Corp.                             21,863         601,233
Bemis Co.                                      14,675         584,799
Applied Micro Circuits Corp./(1)/              83,474         583,483
Conexant Systems Inc./(1)/                     68,648         569,778
Humana Inc./(1)/                               47,229         569,582
Goodrich (B.F.) Co.                            28,710         559,271
Centex Corp.                                   16,492         556,275
Liz Claiborne Inc.                             14,605         550,609
Nordstrom Inc./(2)/                            37,186         537,338
Maytag Corp.                                   21,155         521,259
Pulte Corp./(2)/                               16,343         500,913
Gateway Inc./(1)/                              89,754         489,159
NICOR Inc.                                     12,613         488,754
QLogic Corp./(1)/                              25,594         486,286
Autodesk Inc.                                  14,989         480,547
Quintiles Transnational Corp./(1)/             32,388         472,865
Boise Cascade Corp.                            15,956         470,702
PMC - Sierra Inc./(1)(2)/                      45,688         469,216
Coors (Adolf) Company "B"                      10,355         465,975


--------------------------------------------------------------------------------
page 26                                                                i|Shares
iShares S&P 500 Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                                 Shares           Value
-------------------------------------------------------------------------------

COMMON STOCKS (continued)
-------------------------------------------------------------------------------
Navistar International Corp./(1)/                        16,493  $      465,927
Visteon Corp.                                            36,381         463,858
Ball Corp.                                                7,642         457,756
Tektronix Inc./(1)/                                      26,048         455,580
Winn-Dixie Stores Inc.                                   39,029         446,882
Meredith Corp.                                           13,811         443,747
Global Crossing Ltd./(1)(2)/                            246,294         443,329
Freeport-McMoRan Copper & Gold Inc./(1)(2)/              39,997         439,567
Mercury Interactive Corp./(1)/                           22,964         437,235
FMC Corp./(1)/                                            8,645         423,519
Bausch & Lomb Inc.                                       14,898         421,613
Andrew Corp./(1)/                                        22,605         410,959
Brunswick Corp.                                          24,330         400,715
Vitesse Semiconductor Corp./(1)(2)/                      50,927         394,684
Peoples Energy Corp.                                      9,839         391,199
Parametric Technology Corp./(1)/                         73,387         380,879
Cummins Engine Company Inc.                              11,449         377,817
Novell Inc./(1)/                                        100,013         366,048
Crane Co.                                                16,593         363,719
Snap-On Inc.                                             16,058         358,575
KB HOME/(2)/                                             12,293         349,244
USX-U.S. Steel Group Inc.                                24,659         344,733
Reebok International Ltd./(1)/                           16,266         336,706
Ryder System Inc.                                        16,760         335,032
Rowan Companies Inc./(1)/                                26,216         324,554
Tupperware Corp.                                         16,084         320,715
Dillards Inc. "A"                                        23,625         311,141
Great Lakes Chemical Corp./(2)/                          13,970         308,737
Allegheny Technologies Inc.                              22,288         297,099
Cooper Tire & Rubber Co.                                 20,142         286,822
Thomas & Betts Corp.                                     16,158         282,442
Worthington Industries Inc.                              23,721         266,861
Big Lots Inc.                                            31,462         260,820
National Service Industries Inc.                         11,435         236,133
American Greetings Corp. "A"                                628           8,315
McDermott International Inc./(1)/                         1,004           8,283
Hercules Inc./(1)/                                        1,000           8,250
Louisiana-Pacific Corp.                                   1,000           6,500

                                                       Shares or
Security                                               Principal         Value
-------------------------------------------------------------------------------
Power-One Inc./(1)/                                         862           5,301
Sapient Corp./(1)/                                        1,135           4,370
U.S. Airways Group Inc./(1)(2)/                             639           2,971
Palm Inc./(1)/                                            1,566           2,286
-------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $3,503,145,125)                                            2,620,482,806
-------------------------------------------------------------------------------

SHORT TERM INSTRUMENTS - 2.10%
-------------------------------------------------------------------------------
Dreyfus Money Market Fund /(3)/                     $17,056,152      17,056,152
General Electric Commercial Paper 2.46%,
  10/23/01/(3)/                                       9,884,305       9,884,305
Goldman Sachs Financial Square Prime
  Obligation Fund/(3)/                                2,826,812       2,826,812
Providian Temp Cash Money Market Fund/(3)/           25,269,918      25,269,918
-------------------------------------------------------------------------------

TOTAL SHORT TERM INSTRUMENTS
(Cost: $55,037,187)                                                  55,037,187
-------------------------------------------------------------------------------

REPURCHASE AGREEMENT - 0.07%
-------------------------------------------------------------------------------
Investors Bank & Trust Tri-Party
 Repurchase Agreement, dated 09/28/01,
 due 10/01/01, with a maturity value of
 $1,809,895 and an effective yield of 2.90%           1,809,457       1,809,457
-------------------------------------------------------------------------------

TOTAL REPURCHASE AGREEMENT
(Cost: $1,809,457)                                                    1,809,457
-------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES -- 101.93%
(Cost $3,559,991,769)                                             2,677,329,450
-------------------------------------------------------------------------------

Other Assets, Less Liabilities -- (1.93%)                           (50,659,829)
-------------------------------------------------------------------------------

NET ASSETS -- 100.00%                                            $2,626,669,621
===============================================================================

/(1)/  Non-income earning securities.

/(2)/  Denotes all or part of security on loan. See Note 5.

/(3)/ Represents investment of collateral received from securities lending transactions. See Note 5.

See notes to financial statements.

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 27
iShares S&P 500/BARRA Growth Index Fund
Schedule of Investments
September 30, 2001 (Unaudited)

Security                                                   Shares         Value
-------------------------------------------------------------------------------

COMMON STOCKS - 99.89%
-------------------------------------------------------------------------------
General Electric Co.                                      503,027  $ 18,712,604
Microsoft Corp./(1)(2)/                                   272,582    13,948,021
Pfizer Inc.                                               319,714    12,820,531
Wal-Mart Stores Inc.                                      226,439    11,208,731
Johnson & Johnson                                         153,331     8,494,537
International Business Machines Corp.                      87,987     8,121,200
SBC Communications Inc.                                   170,553     8,036,457
Merck & Co. Inc.                                          116,146     7,735,324
Intel Corp.                                               340,575     6,961,353
Coca-Cola Co.                                             125,964     5,901,413
Bristol-Myers Squibb Co.                                   98,417     5,468,049
Philip Morris Companies Inc.                              111,397     5,379,361
Procter & Gamble Co.                                       65,603     4,775,242
Lilly (Eli) and Company                                    56,903     4,592,072
Home Depot Inc.                                           118,183     4,534,682
Cisco Systems Inc./(1)/                                   370,648     4,514,493
Tyco International Ltd.                                    98,066     4,462,003
PepsiCo Inc.                                               89,517     4,341,575
Abbott Laboratories                                        78,413     4,065,714
Fannie Mae                                                 50,672     4,056,800
American Home Products Corp.                               66,553     3,876,712
Oracle Corp./(1)/                                         284,260     3,575,991
Amgen Inc./(1)/                                            52,836     3,105,172
Schering-Plough Corp.                                      74,074     2,748,145
Pharmacia Corporation                                      65,895     2,672,701
Medtronic Inc.                                             61,201     2,662,244
Dell Computer Corp./(1)/                                  131,732     2,440,994
Minnesota Mining & Manufacturing Co.                       20,056     1,973,510
American Express Co.                                       67,017     1,947,514
Anheuser-Busch Companies Inc.                              45,458     1,903,781
QUALCOMM Inc./(1)/                                         38,337     1,822,541
Fifth Third Bancorp                                        29,144     1,791,773
Walgreen Co./(2)/                                          51,524     1,773,971
Kimberly-Clark Corp./(2)/                                  26,962     1,671,644
Cardinal Health Inc.                                       22,576     1,669,495
Colgate-Palmolive Co.                                      28,413     1,655,057
Baxter International Inc.                                  29,997     1,651,335
Gillette Co.                                               53,411     1,591,648
Unilever NV - NY Shares                                    28,948     1,563,771
Automatic Data Processing Inc.                             31,615     1,487,170
Target Corp.                                               45,527     1,445,482
Electronic Data Systems Corp.                              23,697     1,364,473
Sun Microsystems Inc./(1)/                                164,897     1,363,698
Marsh & McLennan Companies Inc.                            13,940     1,347,998
EMC Corp./(1)/                                            111,764     1,313,227
Bank of New York Co. Inc.                                  37,257     1,303,995
Sprint Corp. (PCS Group)/(1)(2)/                           47,431     1,246,961
Lowe's Companies Inc.                                      38,984     1,233,844
HCA - The Healthcare Company                               27,230     1,206,561
Applied Materials Inc./(1)/                                41,166     1,170,761
First Data Corp.                                           19,828     1,155,179
United Technologies Corp.                                  23,845     1,108,793
UnitedHealth Group Inc.                                    16,057     1,067,791
Kroger Co./(1)/                                            41,053     1,011,546
Sysco Corp.                                                34,063       869,969
Sara Lee Corp.                                             39,832       848,422
Kohls Corp./(1)/                                           16,897       811,056
Schwab (Charles) Corp.                                     70,197       807,266
Mellon Financial Corp.                                     24,168       781,351
State Street Corp.                                         16,475       749,613
Heinz (H.J.) Co.                                           17,670       744,791
USA Education Inc./(2)/                                     8,238       683,013
CVS Corp.                                                  19,895       660,514
General Mills Inc.                                         14,407       655,519
Forest Laboratories Inc. "A"/(1)/                           8,950       645,653
Harley-Davidson Inc./(2)/                                  15,308       619,974
Kellogg Co.                                                20,557       616,710
Omnicom Group Inc.                                          9,411       610,774
Concord EFS Inc./(1)(2)/                                   12,221       598,218
Guidant Corp./(1)/                                         15,536       598,136
Analog Devices Inc./(1)/                                   18,224       595,925
Paychex Inc.                                               18,902       595,602
Northern Trust Corp.                                       11,265       591,187
Wrigley (William Jr.) Co.                                  11,428       586,256
Maxim Integrated Products Inc./(1)/                        16,645       581,576
Campbell Soup Co.                                          20,655       578,340
McGraw-Hill Companies Inc.                                  9,890       575,598
Avon Products Inc.                                         12,009       555,416
Linear Technology Corp.                                    16,094       527,883
Stryker Corp.                                               9,911       524,292
Gap Inc. (The)                                             43,525       520,124
Ralston Purina Group                                       15,688       514,566
Immunex Corp./(1)/                                         27,070       505,668
Halliburton Co.                                            21,726       489,921
King Pharmaceuticals Inc./(1)/                             11,576       485,613
Capital One Financial Corp./(2)/                           10,536       484,972
Best Buy Co. Inc./(1)/                                     10,596       481,588
Pitney Bowes Inc.                                          12,489       477,080

-------------------------------------------------------------------------------
page 28                                                                i|Shares
iShares S&P 500/BARRA Growth Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                       Shares         Value
--------------------------------------------------------------------

COMMON STOCKS (continued)
--------------------------------------------------------------------
TJX Companies Inc./(2)/                        14,193  $    466,950
Hershey Foods Corp.                             6,897       450,857
Clorox Co.                                     11,963       442,631
Allergan Inc.                                   6,671       442,287
Chiron Corp./(1)/                               9,602       426,041
Biogen Inc./(1)/                                7,531       418,573
Synovus Financial Corp.                        14,679       405,140
Biomet Inc.                                    13,601       397,829
Xilinx Inc./(1)/                               16,842       396,292
Interpublic Group of Companies Inc.            18,982       387,233
MedImmune Inc./(1)/                            10,755       383,201
IMS Health Inc.                                14,919       373,721
Bed Bath & Beyond Inc./(1)/                    14,637       372,658
AmerisourceBergen Corp./(1)(2)/                 5,236       371,494
Veritas Software Corp./(1)(2)/                 20,114       370,902
Block (H & R) Inc.                              9,289       358,184
Calpine Corp./(1)(2)/                          15,117       344,819
Cintas Corp.                                    8,546       344,404
Mattel Inc./(1)/                               21,838       341,983
Nextel Communications Inc. "A"/(1)(2)/         38,729       334,619
Fiserv Inc./(1)/                                9,428       322,438
Altera Corp./(1)/                              19,612       321,245
New York Times Co. "A"                          8,054       314,348
Siebel Systems Inc./(1)/                       22,922       298,215
KLA-Tencor Corp./(1)/                           9,418       297,420
St. Jude Medical Inc./(1)/                      4,341       297,141
Moody's Corp.                                   7,961       294,557
Tricon Global Restaurants Inc./(1)/             7,442       291,875
Providian Financial Corp.                      14,451       291,188
Lexmark International Group Inc. "A"/(1)/       6,497       290,481
Adobe Systems Inc.                             12,104       290,254
Starbucks Corp./(1)(2)/                        19,230       287,296
Zimmer Holdings Inc./(1)/                       9,872       273,948
UST Inc.                                        8,251       273,933
PeopleSoft Inc./(1)/                           14,916       269,085
Avery Dennison Corp.                            5,584       264,179
Applera Corp. - Applied Biosystems Group       10,720       261,568
Yahoo! Inc./(1)/                               28,728       253,094
Univision Communications Inc./(1)(2)/          10,541       241,916
Family Dollar Stores Inc.                       8,720       239,974
Convergys Corp./(1)/                            8,635       239,621

                                            Shares or
Security                                    Principal         Value
-------------------------------------------------------------------
Ecolab Inc.                                     6,471  $    235,091
RadioShack Corp.                                9,376       227,368
Stilwell Financial Inc.                        11,092       216,294
Tellabs Inc./(1)/                              20,700       204,516
Dow Jones & Co. Inc./(2)/                       4,387       199,301
Dollar General Corp.                           16,723       195,659
Comverse Technology Inc./(1)/                   9,424       193,004
Citrix Systems Inc./(1)(2)/                     9,370       185,526
Sabre Holdings Corp./(1)/                       6,707       179,345
Robert Half International Inc./(1)/             8,863       177,349
Tiffany & Co.                                   7,368       159,517
International Game Technology Inc./(1)/         3,749       159,333
Equifax Inc.                                    7,255       158,884
Fluor Corp.                                     4,023       154,886
TMP Worldwide Inc./(1)(2)/                      5,393       153,107
Scientific-Atlanta Inc.                         8,264       145,033
Avaya Inc./(1)/                                14,366       142,223
International Flavors & Fragrances Inc.         4,864       134,684
Allied Waste Industries Inc./(1)/               9,973       127,156
Millipore Corp.                                 2,380       125,997
Deluxe Corp.                                    3,580       123,653
Network Appliance Inc./(1)/                    16,476       112,037
Maytag Corp.                                    3,857        95,036
QLogic Corp./(1)(2)/                            4,677        88,863
PMC - Sierra Inc./(1)(2)/                       8,354        85,796
Winn-Dixie Stores Inc.                          7,126        81,593
Mercury Interactive Corp./(1)/                  4,196        79,892
Parametric Technology Corp./(1)/               13,423        69,665
Tupperware Corp.                                2,932        58,464
U.S. Airways Group Inc./(1)/                      399         1,855
-------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $302,035,009)                                    248,042,947
-------------------------------------------------------------------

SHORT TERM INSTRUMENTS - 9.05%
-------------------------------------------------------------------
Dreyfus Money Market Fund/(3)/            $ 8,092,073     8,092,073
Goldman Sachs Financial Square Prime
  Obligation Fund/(3)/                      4,069,750     4,069,750
Providian Temp Cash Money Market
  Fund/(3)/                                10,324,369    10,324,369
-------------------------------------------------------------------

TOTAL SHORT TERM INSTRUMENTS
(Cost: $22,486,192)                                      22,486,192
-------------------------------------------------------------------

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 29
iShares S&P 500/BARRA Growth Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)


Security                                    Principal         Value
-------------------------------------------------------------------

REPURCHASE AGREEMENT - 0.02%
-------------------------------------------------------------------
Investors Bank & Trust Tri-Party
 Repurchase Agreement, dated 09/28/01,
 due 10/01/01, with a maturity value of
 $49,952 and an effective yield of 2.90%. $    49,940  $     49,940
-------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
(Cost: $49,940)                                              49,940
-------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES -- 108.96%
(Cost $324,571,141)                                     270,579,079
-------------------------------------------------------------------
Other Assets, Less Liabilities -- (8.96%)               (22,261,624)
-------------------------------------------------------------------
NET ASSETS -- 100.00%                                  $248,317,455
===================================================================

/(1)/  Non-income earning securities.
/(2)/  Denotes all or part of security on loan. See Note 5.
/(3)/ Represents investment of collateral received from securities lending transactions. See Note 5.

See notes to financial statements.

--------------------------------------------------------------------------------
  page 30                                                              i|Shares
iShares S&P 500/BARRA Value Index Fund
Schedule of Investments
September 30, 2001 (Unaudited)

Security                                      Shares         Value
--------------------------------------------------------------------

COMMON STOCKS - 99.84%
--------------------------------------------------------------------
Exxon Mobil Corp.                              619,611  $ 24,412,673
American International Group Inc.              235,267    18,350,826
Citigroup Inc.                                 451,580    18,288,990
AOL Time Warner Inc./(1)/                      397,877    13,169,729
Verizon Communications Inc.                    242,894    13,142,994
Royal Dutch Petroleum Co. - NY Shares          192,575     9,676,894
Bank of America Corp.                          143,952     8,406,797
BellSouth Corp.                                168,298     6,992,782
Wells Fargo & Company                          154,126     6,850,901
JP Morgan Chase & Co.                          178,300     6,088,945
AT&T Corp.                                     309,871     5,980,510
Viacom Inc. "B"/(1)/                           159,877     5,515,757
Chevron Corp.                                   57,619     4,883,210
Morgan Stanley Dean Witter & Co.                99,940     4,632,219
Freddie Mac                                     62,209     4,043,585
Wachovia Corp.                                 125,905     3,903,055
WorldCom Inc./(1)/                             259,351     3,900,639
Texas Instruments Inc.                         155,904     3,894,482
U.S. Bancorp                                   171,126     3,795,575
FleetBoston Financial Corp.                     97,268     3,574,599
Du Pont (E.I.) de Nemours                       93,648     3,513,673
Walt Disney Co. (The)                          187,690     3,494,788
AT&T Wireless Services Inc./(1)/               227,204     3,394,428
Bank One Corp.                                 104,634     3,292,832
Texaco Inc.                                     49,474     3,215,810
McDonald's Corp.                               116,157     3,152,501
Motorola Inc.                                  197,228     3,076,757
Merrill Lynch & Co. Inc.                        75,363     3,059,738
Comcast Corp. "A"/(1)/                          84,883     3,044,753
Washington Mutual Inc.                          78,808     3,032,532
Ford Motor Company                             164,298     2,850,570
Hewlett-Packard Co.                            174,468     2,808,935
Dow Chemical Co.                                80,616     2,640,980
Boeing Co./(2)/                                 78,361     2,625,093
Duke Energy Corp.                               69,311     2,623,421
Qwest Communications International Inc.        149,193     2,491,523
Allstate Corp.                                  65,069     2,430,327
Alcoa Inc.                                      77,508     2,403,523
Schlumberger Ltd.                               51,483     2,352,773
Household International Inc.                    41,654     2,348,453
MBNA Corp.                                      76,480     2,316,579
General Motors Corp. "A"                        49,268     2,113,597
Clear Channel Communications Inc./(1)(2)/       52,763     2,097,329
MetLife Inc./(2)/                               67,336     1,999,879
Honeywell International Inc.                    72,664     1,918,330
Sprint Corp. (FON Group)                        79,612     1,911,484
El Paso Corp.                                   45,703     1,898,960
Phillips Petroleum Co.                          34,040     1,836,118
Enron Corp./(2)/                                67,011     1,824,710
Emerson Electric Co.                            38,477     1,810,728
Safeway Inc./(1)/                               45,383     1,802,613
Lucent Technologies Inc./(2)/                  305,870     1,752,635
SunTrust Banks Inc.                             26,237     1,747,384
Tenet Healthcare Corp./(1)/                     29,129     1,737,545
Lockheed Martin Corp.                           39,000     1,706,250
Alltel Corp.                                    28,131     1,630,191
National City Corp.                             53,960     1,616,102
Nortel Networks Corp.                          286,141     1,605,251
General Dynamics Corp.                          18,053     1,594,441
International Paper Co.                         43,380     1,509,624
Waste Management Inc.                           56,183     1,502,333
PNC Financial Services Group                    25,964     1,486,439
Illinois Tool Works Inc.                        27,312     1,477,852
Southern Co.                                    61,526     1,475,393
Costco Wholesale Corp./(1)/                     40,411     1,437,015
BB&T Corp.                                      39,349     1,434,271
Gannett Co. Inc.                                23,765     1,428,514
Conoco Inc. "B"                                 56,104     1,421,675
Caterpillar Inc.                                30,817     1,380,602
Computer Associates International Inc.          51,760     1,332,302
Dominion Resources Inc.                         22,235     1,319,647
Exelon Corp.                                    28,782     1,283,677
AFLAC Inc.                                      47,245     1,275,615
Compaq Computer Corp./(2)/                     151,690     1,260,544
Williams Companies Inc.                         46,172     1,260,496
Lehman Brothers Holdings Inc.                   22,148     1,259,114
Hartford Financial Services Group Inc.          21,304     1,251,397
American Electric Power Inc.                    28,924     1,250,385
Albertson's Inc.                                36,363     1,159,252
Carnival Corp. "A"                              52,518     1,156,446
Nike Inc. "B"                                   24,366     1,140,572
Chubb Corp.                                     15,762     1,125,564
CIGNA Corp.                                     13,429     1,113,936
Raytheon Co.                                    31,913     1,108,977
Hancock (John) Financial Services Inc.          27,659     1,104,977
ConAgra Foods Inc.                              48,255     1,083,325
Anadarko Petroleum Corp.                        22,501     1,081,848
TXU Corporation                                 23,065     1,068,371

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 31
iShares S&P 500/BARRA Value Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                                    Shares         Value
--------------------------------------------------------------------------------

COMMON STOCKS (continued)
--------------------------------------------------------------------------------
Union Pacific Corp.                                         22,273  $  1,044,604
Sears, Roebuck and Co.                                      29,494     1,021,672
Southwest Airlines Co.                                      68,385     1,014,833
Dynegy Inc. "A"/(2)/                                        29,288     1,014,829
FedEx Corp./(1)/                                            27,563     1,012,940
Micron Technology Inc./(1)/                                 53,546     1,008,271
AON Corp.                                                   23,528       988,176
Cendant Corp./(1)(2)/                                       76,483       978,982
McKesson HBOC Inc.                                          25,589       967,008
Weyerhaeuser Co.                                            19,329       941,516
Burlington Northern Santa Fe Corp.                          35,176       940,958
KeyCorp                                                     38,115       920,096
XL Capital Ltd. "A"/(2)/                                    11,285       891,515
Progressive Corporation                                      6,636       888,560
Comerica Inc.                                               16,027       887,896
Baker Hughes Inc.                                           30,137       872,466
Xcel Energy Inc.                                            30,812       867,358
Alcan Aluminum Ltd.                                         28,671       860,130
Becton Dickinson & Co.                                      23,151       856,587
Eastman Kodak Co.                                           26,060       847,732
FPL Group Inc.                                              15,805       846,358
Masco Corp./(2)/                                            41,297       844,111
Tribune Co.                                                 26,817       842,054
Progress Energy Inc.                                        19,500       838,305
Golden West Financial Corp.                                 14,254       828,157
Franklin Resources Inc.                                     23,769       824,071
Loews Corp.                                                 17,721       820,128
Occidental Petroleum Corp.                                  33,267       809,719
Agilent Technologies Inc./(1)/                              41,020       801,941
Public Service Enterprise Group Inc.                        18,684       795,004
St. Paul Companies Inc.                                     19,270       794,309
Deere & Co.                                                 21,100       793,571
Air Products & Chemicals Inc.                               20,485       790,311
Lincoln National Corp.                                      16,890       787,581
May Department Stores Co.                                   26,861       779,506
SouthTrust Corp.                                            30,517       777,268
Consolidated Edison Inc./(2)/                               19,070       776,530
Northrop Grumman Corp.                                       7,665       774,165
Transocean Sedco Forex Inc.                                 28,551       753,746
Archer-Daniels-Midland Co.                                  59,598       750,333
JDS Uniphase Corp./(1)/                                    118,217       747,131
USX-Marathon Group Inc.                                     27,706       741,136
Boston Scientific Corp./(1)/                                36,042       738,861
Corning Inc.                                                83,529       736,726
Marriott International Inc. "A"                             21,909       731,761
FirstEnergy Corp.                                           20,121       723,350
Unocal Corp.                                                21,863       710,548
Entergy Corp.                                               19,837       705,404
Reliant Energy Inc.                                         26,727       703,455
PPG Industries Inc.                                         15,132       692,289
Solectron Corp./(1)/(2)/                                    58,672       683,529
Intuit Inc./(1)/                                            18,756       671,465
Mirant Corp./(1)/                                           30,480       667,512
MBIA Inc.                                                   13,292       664,600
Burlington Resources Inc.                                   19,000       649,990
Rohm & Haas Co. "A"                                         19,782       648,058
DTE Energy Co.                                              14,811       637,614
MGIC Investment Corp.                                        9,606       627,656
Wellpoint Health Networks Inc./(1)/                          5,690       621,064
Barrick Gold Corp./(2)/                                     35,557       616,914
Coca-Cola Enterprises Inc.                                  39,981       613,309
AES Corp./(1)/                                              47,786       612,617
Jefferson-Pilot Corp.                                       13,673       608,175
Praxair Inc.                                                14,427       605,934
CSX Corp.                                                   19,170       603,855
Danaher Corp./(2)/                                          12,782       603,055
AmSouth Bancorp                                             33,254       600,900
Cincinnati Financial Corp.                                  14,410       599,744
Pepsi Bottling Group Inc.                                   12,901       594,349
Delphi Automotive Systems Corp.                             50,280       590,790
Regions Financial Corp.                                     20,437       589,812
Georgia-Pacific Corp.                                       20,293       584,235
Healthsouth Corp./(1)/                                      34,988       568,905
Norfolk Southern Corp.                                      34,542       556,817
Charter One Financial Inc.                                  19,503       550,378
Dover Corp.                                                 18,268       550,049
UNUMProvident Corp.                                         21,686       547,572
Staples Inc./(1)/                                           40,977       545,814
Newell Rubbermaid Inc./(2)/                                 23,963       544,200
PG&E Corp.                                                  34,760       528,352
Union Planters Corp.                                        12,295       527,456
AutoZone Inc./(1)/                                          10,043       520,830
Watson Pharmaceuticals Inc./(1)/                             9,489       519,143
Ambac Financial Group Inc.                                   9,482       518,760
Penney (J.C.) Company Inc./(2)/                             23,639       517,694
Ingersoll-Rand Co.                                          15,130       511,394
Johnson Controls Inc.                                        7,786       507,959
Amerada Hess Corp.                                           7,990       507,365

--------------------------------------------------------------------------------
  page 32                                                               i|Shares
iShares S&P 500/BARRA Value Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                                    Shares         Value
--------------------------------------------------------------------------------

COMMON STOCKS (continued)
--------------------------------------------------------------------------------
Kinder Morgan Inc.                                          10,271    $  505,436
Computer Sciences Corp./(1)/                                15,153       502,625
Federated Department Stores Inc./(1)/                       17,756       500,719
Molex Inc.                                                  17,556       493,499
Genuine Parts Co.                                           15,460       492,556
Apple Computer Inc./(1)/                                    31,338       486,052
Xerox Corp.                                                 62,360       483,290
Apache Corp.                                                11,239       483,277
Broadcom Corp. "A"/(1)/                                     23,369       474,391
Ameren Corp./(2)/                                           12,305       472,512
Bear Stearns Companies Inc.                                  9,420       471,094
Countrywide Credit Industries Inc.                          10,636       467,239
Kerr-McGee Corp.                                             8,957       464,958
Fortune Brands Inc.                                         13,711       459,318
Sempra Energy                                               18,505       457,999
Zions Bancorp                                                8,260       443,232
Willamette Industries Inc./(2)/                              9,846       442,972
Cinergy Corp.                                               14,257       440,114
Torchmark Corp.                                             11,243       438,477
NiSource Inc.                                               18,551       432,424
GPU Inc.                                                    10,714       432,417
PPL Corp.                                                   13,090       426,734
Textron Inc.                                                12,643       424,931
CenturyTel Inc.                                             12,650       423,775
Newmont Mining Corp.                                        17,562       414,463
Allegheny Energy Inc.                                       11,182       410,379
KeySpan Corp.                                               12,313       409,284
Devon Energy Corp.                                          11,603       399,143
Starwood Hotels & Resorts Worldwide Inc.                    17,859       392,898
Vulcan Materials Co.                                         9,060       391,392
Huntington Bancshares Inc.                                  22,556       390,444
Sanmina Corp./(1)/                                          28,701       389,760
Brown-Forman Corp. "B"                                       6,153       388,747
Edison International                                        29,248       384,904
LSI Logic Corp./(1)/                                        32,447       381,252
Placer Dome Inc./(2)/                                       29,419       376,269
Aetna Inc./(1)/                                             12,776       369,099
Knight Ridder Inc.                                           6,580       367,493
Eaton Corp.                                                  6,188       366,391
Novellus Systems Inc./(1)/                                  12,776       364,883
Limited Inc.                                                38,292       363,774
Office Depot Inc./(1)/                                      26,718       363,365
Parker Hannifin Corp.                                       10,493       359,910
Constellation Energy Group Inc.                             14,687       355,425
ITT Industries Inc.                                          7,886       353,293
Cooper Industries Inc.                                       8,408       348,680
SAFECO Corp.                                                11,460       347,582
Leggett & Platt Inc.                                        17,637       343,922
National Semiconductor Corp./(1)/                           15,586       343,671
PACCAR Inc.                                                  6,854       336,326
TRW Inc.                                                    11,199       333,954
Whirlpool Corp.                                              5,987       331,380
Grainger (W.W.) Inc.                                         8,524       331,157
T Rowe Price Group Inc.                                     11,030       323,179
Sherwin-Williams Co.                                        14,061       312,435
Jabil Circuit Inc./(1)(2)/                                  17,187       307,647
Sigma-Aldrich Corp.                                          6,802       307,450
Kmart Corp./(1)/                                            43,973       307,371
Toys R Us Inc./(1)/                                         17,754       305,901
Teradyne Inc./(1)/                                          15,661       305,390
Ciena Corp./(1)/                                            29,372       302,238
Pinnacle West Capital Corp.                                  7,611       302,157
EOG Resources Inc.                                          10,395       300,727
VF Corp.                                                    10,043       293,959
Thermo Electron Corp./(1)/                                  16,263       293,547
Delta Air Lines Inc.                                        11,032       290,693
Noble Drilling Corp./(1)/                                   12,035       288,840
Donnelley (R.R.) & Sons Co.                                 10,527       284,755
Harrah's Entertainment Inc./(1)/                            10,514       283,983
Stanley Works (The)                                          7,653       279,717
Darden Restaurants Inc.                                     10,607       278,434
BMC Software Inc./(1)/                                      21,896       278,079
Nucor Corp.                                                  6,959       276,272
Nabors Industries Inc./(1)/                                 13,173       276,238
Compuware Corp./(1)/                                        33,023       275,082
Sealed Air Corp./(1)(2)/                                     7,498       273,602
Wendy's International Inc.                                  10,186       271,457
Engelhard Corp.                                             11,744       271,286
Sunoco Inc.                                                  7,527       267,961
AMR Corp./(1)/                                              13,779       263,730
Goodyear Tire & Rubber Co.                                  14,237       262,388
Hilton Hotels Corp.                                         33,118       259,976
Manor Care Inc./(1)/                                         9,220       259,082
NCR Corp./(1)/                                               8,664       256,888
Advanced Micro Devices Inc./(1)/                            30,881       251,680
Eastman Chemical Co.                                         6,901       250,506
Mead Corp.                                                   8,900       246,352
Unisys Corp./(1)/                                           28,432       246,221

--------------------------------------------------------------------------------
iShares Schedules of Investments                                      page 33
iShares S&P 500/BARRA Value Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                                    Shares         Value
--------------------------------------------------------------------------------

COMMON STOCKS (continued)
--------------------------------------------------------------------------------
ADC Telecommunications Inc./(1)/                            70,180  $    244,928
Niagara Mohawk Holdings Inc./(1)/                           14,384       244,096
Ashland Inc.                                                 6,276       241,940
Rockwell International Corp.                                16,432       241,222
Citizen Communications Co./(1)(2)/                          25,636       240,978
SUPERVALU Inc.                                              11,868       240,090
PerkinElmer Inc.                                             9,063       237,813
CMS Energy Corp.                                            11,835       236,700
Bard (C.R.) Inc.                                             4,557       234,275
Rockwell Collins                                            16,432       233,334
Westvaco Corp.                                               9,049       232,559
Black & Decker Corp.                                         7,291       227,479
Circuit City Stores Inc.                                    18,692       224,304
Conseco Inc./(1)(2)/                                        30,328       220,181
Homestake Mining Company                                    23,661       220,047
Hasbro Inc./(2)/                                            15,491       216,874
Pall Corp.                                                  11,012       214,183
Symbol Technologies Inc.                                    20,361       213,587
Temple-Inland Inc.                                           4,426       210,191
Dana Corp./(2)/                                             13,270       207,012
Pactiv Corp./(1)/                                           14,245       206,410
American Power Conversion Corp./(1)/                        17,527       204,715
Inco Ltd./(1)/                                              16,336       202,730
Alberto-Culver Co. "B"                                       5,083       197,678
Phelps Dodge Corp.                                           7,055       194,013
Bemis Co.                                                    4,746       189,128
Applied Micro Circuits Corp./(1)/                           27,000       188,730
Conexant Systems Inc./(1)/                                  22,207       184,318
Humana Inc./(1)/                                            15,266       184,108
Goodrich (B.F.) Co.                                          9,265       180,482
Centex Corp.                                                 5,334       179,916
Liz Claiborne Inc.                                           4,723       178,057
Nordstrom Inc.                                              11,997       173,357
Pulte Corp./(2)/                                             5,281       161,863
NICOR Inc.                                                   4,083       158,216
Gateway Inc./(1)/                                           29,000       158,050
Autodesk Inc.                                                4,849       155,459
Quintiles Transnational Corp./(1)/                          10,473       152,906
Boise Cascade Corp.                                          5,166       152,397
Navistar International Corp./(1)/                            5,340       150,855
Coors (Adolf) Company "B"                                    3,348       150,660
Visteon Corp.                                               11,758       149,914
Ball Corp.                                                   2,482       148,672
Tektronix Inc./(1)/                                          8,421       147,283
Meredith Corp.                                               4,464       143,428
Global Crossing Ltd./(1)(2)/                                79,627       143,329
Freeport-McMoRan Copper & Gold Inc./(1)(2)/                 12,911       141,892
FMC Corp./(1)/                                               2,797       137,025
Bausch & Lomb Inc.                                           4,823       136,491
Andrew Corp./(1)/                                            7,301       132,732
Brunswick Corp.                                              7,859       129,438
Vitesse Semiconductor Corp./(1)(2)/                         16,471       127,650
Peoples Energy Corp.                                         3,178       126,357
Cummins Engine Company Inc.                                  3,695       121,935
Novell Inc./(1)/                                            32,326       118,313
Crane Co.                                                    5,364       117,579
Snap-On Inc.                                                 5,196       116,027
KB HOME                                                      3,976       112,958
USX-U.S. Steel Group Inc.                                    7,955       111,211
Reebok International Ltd./(1)/                               5,257       108,820
Ryder System Inc.                                            5,419       108,326
Rowan Companies Inc./(1)/                                    8,458       104,710
Dillards Inc. "A"                                            7,635       100,553
Great Lakes Chemical Corp.                                   4,520        99,892
Allegheny Technologies Inc.                                  7,201        95,989
Cooper Tire & Rubber Co.                                     6,500        92,560
Thomas & Betts Corp.                                         5,224        91,316
Worthington Industries Inc.                                  7,657        86,141
Big Lots Inc.                                               10,172        84,326
Hercules Inc./(1)(2)/                                        9,699        80,017
National Service Industries Inc.                             3,691        76,219
American Greetings Corp. "A"/(2)/                            5,704        75,521
Palm Inc./(1)/                                              50,938        74,369
Louisiana-Pacific Corp.                                      9,373        60,925
McDermott International Inc./(1)/                            5,480        45,210
Power-One Inc./(1)/                                          1,050         6,458
Sapient Corp./(1)/                                           1,022         3,935
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $501,424,331)                                                 407,498,550
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  page 34                                                               i|Shares
iShares S&P 500/BARRA Value Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                     Principal         Value
--------------------------------------------------------------------
SHORT TERM INSTRUMENTS - 3.53%
--------------------------------------------------------------------
Dreyfus Money Market Fund/(3)/              $5,185,340  $  5,185,340
Goldman Sachs Financial Square Prime
  Obligation Fund/(3)/                       2,607,865     2,607,865
Providian Temp Cash Money Market Fund/(3)/   6,615,779     6,615,779
--------------------------------------------------------------------
TOTAL SHORT TERM INSTRUMENTS
(Cost: $14,408,984)                                       14,408,984
--------------------------------------------------------------------

REPURCHASE AGREEMENT - 0.01%
--------------------------------------------------------------------
Investors Bank & Trust Tri-Party Repurchase
  Agreement, dated 09/28/01, due
  10/01/01, with a maturity value of
  $53,564 and an effective yield of 2.90%.      53,551        53,551
--------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
(Cost: $53,551)                                               53,551
--------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES -- 103.38%
(Cost $515,886,866)                                      421,961,085
--------------------------------------------------------------------
Other Assets, Less Liabilities -- (3.38%)                (13,807,993)
--------------------------------------------------------------------
NET ASSETS -- 100.00%                                   $408,153,092
====================================================================

/(1)/  Non-income earning securities.
/(2)/  Denotes all or part of security on loan. See Note 5.
/(3)/ Represents investment of collateral received from securities lending transactions. See Note 5.

See notes to financial statements.

--------------------------------------------------------------------------------
iShares Schedules Of Investments                                      page 35
iShares S&P MidCap 400 Index Fund
Schedule of Investments
September 30, 2001 (Unaudited)

Security                                       Shares         Value
-------------------------------------------------------------------

COMMON STOCKS - 99.91%
-------------------------------------------------------------------
Genzyme Corp. - General Division/(1)/          81,305  $  3,692,873
IDEC Pharmaceuticals Corp./(1)(2)/             62,597     3,102,933
M&T Bank Corp.                                 40,719     3,013,206
SunGard Data Systems Inc./(1)/                112,647     2,632,560
Electronic Arts Inc./(1)(2)/                   55,816     2,549,117
Marshall & Ilsley Corp.                        43,205     2,449,291
Quest Diagnostics Inc./(1)/                    39,436     2,433,201
R.J. Reynolds Tobacco Holdings Inc.            42,388     2,422,050
Telephone & Data Systems Inc.                  24,572     2,317,140
National Commerce Financial Corp.              86,135     2,248,123
Gilead Sciences Inc./(1)/                      39,733     2,231,803
DST Systems Inc./(1)/                          51,415     2,223,699
Health Management Associates Inc. "A"/(1)/    102,799     2,134,107
Washington Post Company (The) "B"               3,980     2,068,804
Apollo Group Inc. "A"/(1)(2)/                  48,855     2,053,376
North Fork Bancorp                             67,866     2,018,335
First Tennessee National Corp.                 53,837     1,991,969
Waters Corp./(1)/                              54,745     1,958,229
Dime Bancorp Inc.                              48,206     1,895,460
IVAX Corporation/(1)(2)/                       83,792     1,857,669
Express Scripts Inc. "A"/(1)/                  32,857     1,823,563
Cadence Design Systems Inc./(1)/              104,336     1,737,194
Golden State Bancorp Inc.                      56,612     1,721,005
Affiliated Computer Services Inc.
  "A"/(1)(2)/                                  21,098     1,717,588
Mylan Laboratories Inc.                        52,424     1,710,071
American Standard Companies Inc./(1)(2)/       29,974     1,648,570
American Water Works Inc.                      41,609     1,643,555
Millennium Pharmaceuticals Inc./(1)/           91,313     1,621,719
NVIDIA Corp./(1)(2)/                           58,655     1,611,253
TECO Energy Inc.                               56,947     1,543,264
TCF Financial Corp.                            33,011     1,520,487
Radian Group Inc.                              38,887     1,497,149
Greenpoint Financial Corp.                     42,344     1,486,274
Microchip Technology Inc./(1)/                 55,035     1,474,938
Broadwing Inc./(1)/                            91,491     1,471,175
SEI Investment Co.                             45,547     1,457,504
BJ's Wholesale Club Inc./(1)/                  30,543     1,454,152
Ultramar Diamond Shamrock Corp.                30,056     1,440,885
L-3 Communications Holdings Inc./(1)(2)/       16,277     1,423,424
Hillenbrand Industries Inc.                    26,224     1,415,309
Compass Bancshares Inc.                        53,700     1,397,811
SPX Corp./(1)(2)/                              16,646     1,379,953
Hormel Foods Corp.                             58,151     1,373,527
Murphy Oil Corp.                               18,919     1,368,979
Utilicorp United Inc.                          47,691     1,335,825
CDW Computer Centers Inc./(1)/                 36,845     1,333,052
McCormick & Co. Inc.                           28,887     1,323,025
Old Republic International Corp.               49,720     1,303,161
Atmel Corp./(1)(2)/                           194,689     1,300,523
Jones Apparel Group Inc./(1)/                  50,742     1,293,414
DPL Inc.                                       53,133     1,292,195
Bisys Group Inc./(1)/                          24,369     1,292,044
Banknorth Group Inc.                           57,745     1,288,868
Everest Re Group Ltd.                          19,349     1,251,880
BJ Services Co./(1)/                           69,015     1,227,777
Georgia-Pacific (Timber Group)                 33,835     1,225,504
Astoria Financial Corp.                        20,538     1,217,082
Weatherford International Inc./(1)(2)/         47,678     1,216,266
First Health Group Corp./(1)(2)/               40,933     1,202,612
Lincare Holdings Inc./(1)/                     44,957     1,194,507
Mercantile Bankshares Corp.                    29,830     1,184,251
Edwards (A.G.) Inc.                            33,668     1,182,083
Oxford Health Plans Inc./(1)/                  41,395     1,175,618
Barr Laboratories Inc./(1)(2)/                 14,850     1,174,041
Sepracor Inc./(1)(2)/                          32,669     1,172,817
Ocean Energy Inc.                              71,419     1,164,130
PMI Group Inc. (The)                           18,622     1,161,827
Gallagher (Arthur J.) & Co.                    33,855     1,145,992
Diebold Inc.                                   30,050     1,144,905
RF Micro Devices Inc./(1)(2)/                  68,450     1,136,270
Northeast Utilities                            60,009     1,123,969
Beckman Coulter Inc.                           25,291     1,119,127
SCANA Corp.                                    43,959     1,115,679
Wisconsin Energy Corp.                         49,437     1,112,333
SCI Systems Inc./(1)/                          61,667     1,110,006
Symantec Corp./(1)/                            31,745     1,100,599
AmeriCredit Corp./(1)(2)/                      34,697     1,097,119
Cabot Corp.                                    27,411     1,093,699
Legg Mason Inc.                                27,379     1,088,589
ChoicePoint Inc./(1)/                          26,078     1,085,888
Hibernia Corp. "A"                             66,352     1,084,855
Unitrin Inc.                                   28,292     1,081,320
Neuberger Berman Inc.                          30,827     1,075,246
Vishay Intertechnology Inc./(1)/               57,837     1,064,201
Apogent Technologies Inc./(1)/                 44,316     1,059,152
IBP Inc.                                       44,488     1,052,141
DeVry Inc./(1)/                                29,269     1,050,757
Triad Hospitals Inc./(1)/                      29,609     1,048,159

--------------------------------------------------------------------------------
page 36                                                         i|Shares
iShares S&P MidCap 400 Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                       Shares         Value
-------------------------------------------------------------------
COMMON STOCKS (continued)
-------------------------------------------------------------------
Patterson Dental Co./(1)/                      28,341  $  1,044,649
Alliant Energy Corp./(2)/                      33,172     1,038,284
Global Marine Inc./(1)/                        74,047     1,036,658
Expeditors International Washington Inc.       21,839     1,034,077
CH Robinson Worldwide Inc.                     35,509     1,028,341
Synopsys Inc./(1)/                             25,604     1,026,974
Bowater Inc.                                   23,200     1,021,264
Westwood One Inc./(1)/                         45,294     1,007,792
Potomac Electric Power Co.                     45,702     1,003,616
Trigon Healthcare Inc./(1)/                    15,274     1,000,447
Dentsply International Inc.                    21,715       997,587
Health Net Inc./(1)/                           51,616       992,060
Allmerica Financial Corp.                      22,103       991,320
Ross Stores Inc.                               33,810       988,942
Brinker International Inc./(1)/                41,868       988,922
Barnes & Noble Inc./(1)(2)/                    27,372       988,129
Sovereign Bancorp Inc.                        103,529       983,525
Energy East Corp.                              48,837       982,112
PepsiAmericas Inc.                             65,543       979,868
Newport News Shipbuilding Inc.                 14,561       978,499
Fidelity National Financial Inc.               36,075       970,057
Lennar Corp.                                   26,639       960,070
Dun & Bradstreet Corp./(1)/                    33,691       943,348
Associated Bancorp                             27,774       941,261
Sonoco Products Co.                            39,906       937,791
Tyson Foods Inc. "A"/(2)/                      93,178       933,644
NSTAR                                          22,266       932,945
Eaton Vance Corp.                              29,101       912,316
Park Place Entertainment Corp./(1)/           124,429       912,065
CSG Systems International Inc./(1)/            22,189       909,749
Fastenal Co./(2)/                              15,933       907,862
Valero Energy Corp./(2)/                       25,698       902,000
Integrated Device Technology Inc./(1)/         44,808       901,537
Avnet Inc.                                     49,257       895,985
ICN Pharmaceuticals Inc./(2)/                  33,953       894,662
Ceridian Corp./(1)/                            61,182       887,139
First Virginia Banks Inc.                      19,364       886,871
ALLETE                                         34,485       884,195
Dollar Tree Stores Inc./(1)/                   47,076       882,675
Lam Research Corp./(1)/                        51,884       879,434
Harris Corp.                                   27,635       879,346
Conectiv Inc.                                  37,195       874,082
Waddell & Reed Financial Inc. "A"              33,410       868,660
TriQuint Semiconductor Inc./(1)/               54,199       866,642
Protein Design Labs Inc./(1)/                  18,325       865,490
City National Corp.                            20,030       864,294
Arrow Electronics Inc./(1)(2)/                 41,430       864,230
Tech Data Corp./(1)/                           22,614       857,071
Omnicare Inc.                                  39,077       853,051
ENSCO International Inc.                       58,277       852,010
Polycom Inc./(1)(2)/                           34,785       847,710
Jack Henry & Associates Inc.                   37,120       842,253
FirstMerit Corp.                               35,872       841,916
Manpower Inc.                                  31,810       837,557
Protective Life Corp.                          28,772       834,388
Semtech Corp./(1)(2)/                          29,041       824,184
Equitable Resources Inc.                       27,401       822,304
Outback Steakhouse Inc./(1)/                   31,938       817,932
Tootsie Roll Industries Inc.                   21,205       811,303
E*trade Group Inc./(1)(2)/                    133,976       810,555
Mohawk Industries Inc./(1)(2)/                 21,933       806,038
Cypress Semiconductor Corp./(1)(2)/            53,320       792,335
Readers Digest Association Inc. (The)
  "A"                                          43,028       791,285
Sensormatic Electronics Corp./(1)/             33,309       785,426
Pacific Century Financial Corp.                33,558       784,250
Certegy Inc./(1)/                              30,051       780,124
International Speedway Corp. "A"               22,303       776,813
Martin Marietta Materials Inc.                 19,860       776,725
Puget Energy Inc.                              36,124       776,305
Smith International Inc./(1)/                  21,229       772,736
Micrel Inc./(1)/                               38,579       769,265
Investors Financial Services Corp.             13,311       767,246
National Fuel Gas Co.                          33,214       764,918
Galileo International Inc.                     36,746       762,847
Wilmington Trust Corp.                         13,640       752,928
Gentex Corp./(1)/                              31,299       747,733
Cooper Cameron Corp./(1)/                      22,714       745,019
Network Associates Inc./(1)(2)/                57,351       739,254
Investment Technology Group Inc./(1)/          13,322       739,238
Rational Software Corp./(1)/                   85,263       738,378
Belo (A.H.) Corp.                              45,977       737,471
Hispanic Broadcasting Corp./(1)/               45,740       736,414
Noble Affiliates Inc.                          23,753       736,105
Abercrombie & Fitch Co. "A"/(1)/               41,588       731,533
Suiza Foods Corp./(1)(2)/                      11,540       728,636
Lear Corp./(1)/                                26,802       724,190
Leucadia National Corp.                        23,203       723,934
Reynolds & Reynolds Co. "A"                    30,768       716,894

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 37
iShares S&P MidCap 400 Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                       Shares         Value
-------------------------------------------------------------------
COMMON STOCKS (continued)
-------------------------------------------------------------------
Hubbell Inc. "B"                               24,566  $    716,345
Roslyn Bancorp Inc.                            38,652       715,449
International Rectifier Corp./(1)(2)/          26,274       715,441
OGE Energy Corp./(2)/                          32,707       715,302
Valassis Communications Inc./(1)/              22,409       715,071
Lattice Semiconductor Corp./(1)/               45,433       713,298
LifePoint Hospitals Inc./(1)/                  16,148       710,512
Viad Corp.                                     36,929       708,298
Clayton Homes Inc.                             57,839       705,636
Jacobs Engineering Group Inc./(1)(2)/          11,234       701,002
IndyMac Bancorp Inc./(1)/                      25,606       694,179
Dean Foods Co.                                 14,942       691,067
Packaging Corporation of America/(1)/          44,677       690,260
MONY Group Inc.                                20,765       687,737
Henry Schein Inc./(1)/                         17,775       686,115
Questar Corp.                                  33,924       684,586
GATX Corporation                               20,335       684,069
Valspar Corp.                                  20,399       682,143
Webster Financial Corp.                        20,669       681,250
Lubrizol Corp.                                 21,482       678,831
Tidewater Inc.                                 25,404       678,033
Kansas City Power & Light Co./(2)/             25,967       677,479
MDU Resources Group Inc.                       28,519       666,489
Dial Corp.                                     39,788       658,491
Catalina Marketing Corp./(1)/                  23,325       653,100
HCC Insurance Holdings Inc.                    24,677       649,005
Entercom Communications Corp./(1)/             18,997       645,898
Borders Group Inc./(1)/                        33,562       642,712
Scholastic Corp./(1)/                          14,760       642,060
Energizer Holdings Inc./(1)/                   38,453       639,089
Vectren Corporation                            28,382       635,473
Pentair Inc.                                   20,566       632,816
American Financial Group Inc.                  28,483       632,323
Sierra Pacific Resources Corp.                 41,550       627,405
Swift Transportation Co. Inc./(1)(2)/          35,115       621,536
Herman Miller Inc.                             31,862       620,353
KEMET Corp./(1)/                               36,761       605,086
Teleflex Inc.                                  16,176       604,821
Macrovision Corp./(1)/                         21,035       597,604
Colonial BancGroup Inc.                        46,454       594,611
Pioneer Natural Resources Co./(1)/             41,189       586,119
Apria Healthcare Group Inc./(1)/               22,571       584,589
Lee Enterprises Inc.                           18,381       582,126
American Eagle Outfitters Inc./(1)/            29,231       581,697
Harte-Hanks Inc.                               26,664       577,009
Pride International Inc./(1)/                  55,250       574,600
Hanover Compressor Co./(1)(2)/                 26,479       573,006
Steris Corp./(1)/                              28,796       566,129
Williams-Sonoma Inc./(1)/                      23,740       565,249
Lyondell Chemical Co.                          49,334       564,874
Extended Stay America Inc./(1)/                38,900       562,883
Vertex Pharmaceuticals Inc./(1)(2)/            31,196       562,776
IDACorp Inc.                                   15,692       561,146
National Instruments Corp./(1)/                21,346       558,625
Helmerich & Payne Inc.                         21,242       554,416
Edwards Lifesciences Corp./(1)/                24,700       553,280
Storage Technology Corp./(1)/                  43,651       547,820
CheckFree Corp./(1)/                           32,233       546,994
HON Industries Inc.                            24,874       546,233
Interstate Bakeries Corp.                      21,142       539,121
Westamerica Bancorp                            14,952       539,020
Solutia Inc.                                   43,434       538,582
Donaldson Co. Inc.                             18,603       536,138
Labranche & Co. Inc./(1)/                      24,073       534,421
3Com Corp./(1)/                               141,899       532,121
Hawaiian Electric Industries Inc.              13,626       531,414
Advent Software Inc./(1)/                      14,018       527,778
COR Therapeutics Inc./(1)(2)/                  23,257       526,306
WGL Holdings Inc.                              19,530       525,162
Provident Financial Group Inc.                 20,508       517,827
Quantum DLT & Storage Group/(1)/               63,415       517,466
Mandalay Resort Group Inc./(1)/                31,693       514,377
Enterasys Networks Inc./(1)/                   79,205       510,872
United Rentals Inc./(1)(2)/                    29,410       509,969
CBRL Group Inc.                                23,189       509,462
Payless Shoesource Inc./(1)/                    9,296       509,421
Titan Corp. (The)/(1)/                         25,674       503,210
Dole Food Co.                                  23,450       501,830
Forest Oil Corp./(1)/                          20,162       500,018
Advanced Fibre Communications Inc./(1)/        34,045       497,397
National-Oilwell Inc./(1)/                     33,941       492,144
Neiman-Marcus Group Inc. "A"/(1)/              20,011       489,269
Western Resources Inc.                         29,559       489,201
Cabot Microelectronics Corp./(1)(2)/           10,064       486,192
Varco International Inc./(1)(2)/               40,154       485,060
Coach Inc./(1)/                                18,254       483,914
Precision Castparts Corp.                      21,496       477,211
Six Flags Inc./(1)/                            38,527       471,185

--------------------------------------------------------------------------------
  page 38                                                         i|Shares
iShares S&P MidCap 400 Index Fund
Schedule of Investments (continued)
September 30, 2001 (unaudited)

Security                                       Shares         Value
-------------------------------------------------------------------
COMMON STOCKS (continued)
-------------------------------------------------------------------
CNF Transportation Inc.                        20,479  $    467,536
Perrigo Co./(1)/                               30,809       466,756
Harsco Corp.                                   16,703       463,675
York International Corp.                       16,130       461,963
Rayonier Inc.                                  11,397       461,237
AGL Resources Inc.                             22,830       455,915
DQE Inc./(2)/                                  23,464       451,447
BorgWarner Inc.                                11,050       445,315
Granite Construction Inc.                      17,260       442,546
Lancaster Colony Corp.                         15,630       437,796
Covance Inc./(1)/                              24,400       437,004
GTECH Holdings Corp./(1)/                      12,569       434,133
IMC Global Inc.                                48,136       433,224
Longs Drug Stores Corp.                        15,869       431,637
Church & Dwight Co. Inc.                       16,293       421,174
Media General Inc. "A"                          9,636       417,817
Silicon Valley Bancshares/(1)/                 20,675       417,635
Greater Bay Bancorp/(2)/                       17,852       415,416
Public Service Company of New Mexico           16,418       413,898
ONEOK Inc.                                     24,975       413,586
Callaway Golf Co.                              32,178       411,878
Furniture Brands International Inc./(1)/       21,101       411,047
Kennametal Inc.                                12,845       410,012
Plexus Corp./(1)/                              17,368       409,537
RPM Inc.                                       42,897       405,377
Ascential Software Corp./(1)/                 120,978       399,227
Alexander & Baldwin Inc.                       17,014       398,298
Sybase Inc./(1)/                               42,820       398,226
ArvinMeritor Inc.                              27,647       395,076
Blyth Inc.                                     19,772       393,265
Pittston Brink's Group                         21,720       393,132
Cytec Industries Inc./(1)/                     16,967       392,786
Price Communications Corp./(1)/                23,127       392,003
Cleco Corp.                                    18,912       389,776
Keane Inc./(1)/                                28,458       388,452
CommScope Inc./(1)/                            21,561       385,295
AK Steel Holding Corp.                         45,237       382,253
Universal Corporation                          11,452       382,153
Airgas Inc./(1)/                               28,451       377,545
Incyte Genomics Inc./(1)/                      27,613       377,194
Sensient Technologies Corp.                    20,059       373,699
Pennzoil-Quaker State Co.                      33,160       370,729
Mentor Graphics Corp./(1)/                     26,816       369,524
Albemarle Corp.                                19,250       363,825
AMETEK Inc.                                    13,841       363,741
Sylvan Learning Systems Inc./(1)/              15,875       363,538
Superior Industries International Inc.         10,882       361,391
Quanta Services Inc./(1)(2)/                   25,059       357,091
Lands' End Inc./(1)/                           12,350       356,915
Carlisle Companies Inc.                        12,699       355,953
Western Gas Resources Inc.                     13,643       355,127
Tecumseh Products Co. "A"                       7,790       354,679
Acxiom Corp./(1)/                              37,453       352,058
Dreyer's Grand Ice Cream Inc.                  12,007       348,803
Plantronics Inc./(1)(2)/                       20,305       346,200
Wind River Systems Inc./(1)(2)/                32,887       345,314
Arch Coal Inc.                                 21,912       341,827
Modine Manufacturing Co.                       13,858       340,630
Federal Signal Corp.                           19,095       336,836
Trinity Industries Inc.                        15,462       334,752
Wisconsin Central Transportation
  Corp./(1)/                                   19,489       332,872
Black Hills Corp.                              10,905       332,821
Ferro Corp./(2)/                               14,353       332,703
Crompton Corp.                                 47,480       329,036
Ohio Casualty Corp.                            25,213       327,517
RSA Security Inc./(1)/                         23,992       322,932
Potlatch Corp.                                 11,889       320,884
Powerwave Technologies Inc./(1)/               26,826       319,766
Gartner Group Inc. "B"/(1)/                    36,420       316,854
ADTRAN Inc./(1)/                               16,558       316,258
Overseas Shipholding Group Inc.                14,336       315,392
Flowserve Corp./(1)(2)/                        15,927       314,558
VISX Inc./(1)/                                 23,743       314,120
Minerals Technologies Inc.                      8,224       310,374
Imation Corp./(1)/                             14,791       309,132
Sotheby's Holdings Inc. "A"/(1)/               25,738       308,599
Kelly Services Inc. "A"                        15,043       303,869
Credence Systems Corp./(1)/                    25,002       301,274
Horace Mann Educators Corp.                    17,022       300,438
Macromedia Inc./(1)/                           24,697       299,081
Nordson Corp.                                  13,674       298,777
Saks Inc./(1)/                                 59,529       297,645
Ruddick Corp.                                  19,415       297,049
FEI Co./(1)/                                   13,322       289,753
Banta Corp.                                    10,320       287,618
Emmis Communications Corp./(1)(2)/             19,858       286,352
Stewart & Stevenson Services Inc.              11,843       285,179
SanDisk Corp./(1)/                             28,536       281,365

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 39
iShares S&P MidCap 400 Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                                 Shares         Value
-----------------------------------------------------------------------------

COMMON STOCKS (continued)
-----------------------------------------------------------------------------
Grant Prideco Inc./(1)/                                  45,818  $    279,032
Avocent Corporation/(1)(2)/                              18,551       276,039
LTX Corp./(1)/                                           20,198       274,895
Wallace Computer Services Inc.                           17,203       273,528
Glatfelter (P.H.) Co.                                    17,822       272,855
Fuller (H. B.) Co.                                        5,934       271,777
AGCO Corp.                                               29,969       271,219
Olin Corp.                                               18,242       268,157
Bob Evans Farms Inc.                                     14,628       264,474
Kaydon Corp.                                             12,581       263,320
Smucker (J.M) Company (The)                              10,184       261,220
Claire's Stores Inc.                                     20,421       258,326
Wausau-Mosinee Paper Corp.                               21,617       252,919
Retek Inc./(1)/                                          20,430       248,633
Papa John's International Inc./(1)(2)/                    9,409       245,104
Covanta Energy Corporation/(1)/                          20,891       244,007
Bandag Inc.                                               8,664       236,960
Cirrus Logic Inc./(1)/                                   30,981       229,879
Montana Power Co.                                        43,522       228,490
DSP Group Inc./(1)/                                      11,137       222,183
Alaska Air Group Inc./(1)/                               11,121       222,086
Longview Fibre Co.                                       21,519       217,342
Newport Corp./(2)/                                       15,255       215,095
Infocus Corp./(1)/                                       16,290       212,584
Dycom Industries Inc./(1)/                               17,836       206,898
Carpenter Technology Corp.                                9,252       205,857
Legato Systems Inc./(1)/                                 37,304       204,426
UCAR International Inc./(1)(2)/                          22,833       203,214
Rollins Inc.                                             12,663       196,910
Sequa Corp. "A"/(1)/                                      4,345       196,568
Albany International Corp. "A"/(1)(2)/                   12,973       194,076
Hunt (J.B.) Transport Services Inc./(1)/                 14,813       193,162
Airborne Inc.                                            20,192       192,834
Unifi Inc./(1)/                                          22,538       184,812
PacifiCare Health Systems Inc. "A"/(1)(2)/               14,123       177,809
EGL Inc./(1)/                                            19,941       176,877
Modis Professional Services Inc./(1)/                    41,037       164,148
Lance Inc.                                               12,171       161,509
Atlas Air Inc./(1)/                                      16,054       158,132
NCO Group Inc./(1)/                                      10,817       147,977

                                                      Shares or
Security                                              Principal         Value
-----------------------------------------------------------------------------
Korn/Ferry International/(1)/                            15,732  $    129,789
Schulman (A.) Inc.                                       12,247       125,532
Transwitch Corp./(1)/                                    35,714       109,285
Mastec Inc./(1)/                                         20,061       102,311
MIPS Technologies Inc. "B"/(1)/                          16,344        98,064
Transaction Systems Architects Inc.
  "A"/(1)/                                               15,363        96,480
Sykes Enterprises Inc./(1)/                              16,713        93,259
Arris Group Inc./(1)/                                     1,047         3,748
-----------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $371,600,917)                                              306,671,019
-----------------------------------------------------------------------------

SHORT TERM INSTRUMENTS - 9.81%
-----------------------------------------------------------------------------
Dreyfus Money Market Fund/(3)/                      $12,938,978    12,938,978
Goldman Sachs Financial Square Prime
  Obligation Fund/(3)/                                3,351,248     3,351,248
Providian Temp Cash Money Market Fund/(3)/           13,829,037    13,829,037
-----------------------------------------------------------------------------

TOTAL SHORT TERM INSTRUMENTS
(Cost: $30,119,263)                                                30,119,263
-----------------------------------------------------------------------------

REPURCHASE AGREEMENT - 0.02%
-----------------------------------------------------------------------------
Investors Bank & Trust Tri-Party
  Repurchase Agreement, dated 09/28/01,
  due 10/01/01, with a maturity value of
  $58,273 and an effective yield of 2.90%.               58,259        58,259
-----------------------------------------------------------------------------

TOTAL REPURCHASE AGREEMENT
(Cost: $58,259)                                                        58,259
-----------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES -- 109.74%
(Cost $401,778,439)                                               336,848,541
-----------------------------------------------------------------------------

Other Assets, Less Liabilities -- (9.74%)                         (29,896,515)
-----------------------------------------------------------------------------

NET ASSETS -- 100.00%                                            $306,952,026
=============================================================================
/(1)/  Non-income earning securities.
/(2)/  Denotes all or part of security on loan. See Note 5.
/(3)/ Represents investment of collateral received from securities lending transactions. See Note 5.

See notes to financial statements.

--------------------------------------------------------------------------------
  page 40                                                               i|Shares
iShares S&P MidCap 400/BARRA Growth Index Fund
Schedule of Investments
September 30, 2001 (Unaudited)

Security                                      Shares         Value
------------------------------------------------------------------

COMMON STOCKS - 99.96%
------------------------------------------------------------------
Genzyme Corp. - General Division/(1)/         58,133  $  2,640,401
IDEC Pharmaceuticals Corp./(1)(2)/            44,789     2,220,191
SunGard Data Systems Inc./(1)/                80,576     1,883,061
Electronic Arts Inc./(1)(2)/                  39,907     1,822,553
Quest Diagnostics Inc./(1)/                   28,209     1,740,495
National Commerce Financial Corp.             61,584     1,607,342
Gilead Sciences Inc./(1)/                     28,420     1,596,351
DST Systems Inc./(1)/                         36,778     1,590,648
Health Management Associates Inc. "A"/(1)/    73,539     1,526,670
Washington Post Company (The) "B"              2,843     1,477,791
Apollo Group Inc. "A"/(1)(2)/                 34,951     1,468,991
North Fork Bancorp                            48,550     1,443,877
First Tennessee National Corp.                38,508     1,424,796
Waters Corp./(1)/                             39,141     1,400,074
IVAX Corporation/(1)(2)/                      59,909     1,328,183
Express Scripts Inc. "A"/(1)/                 23,489     1,303,639
Cadence Design Systems Inc./(1)/              74,619     1,242,406
Affiliated Computer Services Inc.
  "A"/(1)(2)/                                 15,070     1,226,849
Mylan Laboratories Inc.                       37,481     1,222,630
American Standard Companies Inc./(1)/         21,432     1,178,760
Millennium Pharmaceuticals Inc./(1)/          65,300     1,159,728
NVIDIA Corp./(1)(2)/                          41,950     1,152,367
TCF Financial Corp.                           23,596     1,086,832
Microchip Technology Inc./(1)/                39,362     1,054,902
SEI Investment Co.                            32,576     1,042,432
BJ's Wholesale Club Inc./(1)/                 21,836     1,039,612
L-3 Communications Holdings Inc./(1)(2)/      11,648     1,018,618
Hillenbrand Industries Inc.                   18,754     1,012,153
SPX Corp./(1)(2)/                             11,897       986,261
Hormel Foods Corp.                            41,575       982,001
CDW Computer Centers Inc./(1)/                26,334       952,764
McCormick & Co. Inc.                          20,656       946,045
Jones Apparel Group Inc./(1)/                 36,284       924,879
DPL Inc.                                      37,991       923,941
Bisys Group Inc./(1)/                         17,426       923,927
BJ Services Co./(1)/                          49,374       878,363
Georgia-Pacific (Timber Group)                24,189       876,126
Weatherford International Inc./(1)/           34,108       870,095
First Health Group Corp./(1)/                 29,296       860,716
Lincare Holdings Inc./(1)/                    32,167       854,677
Oxford Health Plans Inc./(1)/                 29,588       840,299
Sepracor Inc./(1)(2)/                         23,355       838,445
Barr Laboratories Inc./(1)(2)/                10,605       838,431
Gallagher (Arthur J.) & Co.                   24,202       819,238
RF Micro Devices Inc./(1)(2)/                 48,929       812,221
Beckman Coulter Inc.                          18,086       800,305
Symantec Corp./(1)/                           22,693       786,766
AmeriCredit Corp./(1)(2)/                     24,841       785,472
Legg Mason Inc.                               19,581       778,541
ChoicePoint Inc./(1)/                         18,650       776,586
Neuberger Berman Inc.                         22,041       768,790
Apogent Technologies Inc./(1)/                31,696       757,534
DeVry Inc./(1)/                               20,923       751,136
Patterson Dental Co./(1)/                     20,250       746,415
Global Marine Inc./(1)/                       52,965       741,510
Expeditors International Washington Inc.      15,617       739,465
CH Robinson Worldwide Inc.                    25,382       735,063
Synopsys Inc./(1)/                            18,308       734,332
Westwood One Inc./(1)/                        32,369       720,210
Dentsply International Inc.                   15,531       713,494
Newport News Shipbuilding Inc.                10,616       713,395
Ross Stores Inc.                              24,172       707,031
Dun & Bradstreet Corp./(1)/                   24,121       675,388
Eaton Vance Corp.                             20,806       652,268
CSG Systems International Inc./(1)/           15,865       650,465
Fastenal Co./(2)/                             11,380       648,432
Integrated Device Technology Inc./(1)/        32,061       645,067
ICN Pharmaceuticals Inc./(2)/                 24,274       639,620
Dollar Tree Stores Inc./(1)(2)/               33,664       631,200
Lam Research Corp./(1)/                       37,099       628,828
Waddell & Reed Financial Inc. "A"             23,922       621,972
Protein Design Labs Inc./(1)(2)/              13,106       618,996
ENSCO International Inc.                      41,664       609,128
Polycom Inc./(1)(2)/                          24,905       606,935
Jack Henry & Associates Inc.                  26,554       602,510
Manpower Inc.                                 22,739       598,718
Semtech Corp./(1)(2)/                         20,764       589,282
Equitable Resources Inc.                      19,595       588,046
Tootsie Roll Industries Inc.                  15,168       580,328
Readers Digest Association Inc. (The)
  "A"                                         30,776       565,971
Certegy Inc./(1)(2)/                          21,487       557,803
Smith International Inc./(1)/                 15,187       552,807
Micrel Inc./(1)/                              27,615       550,643
Investors Financial Services Corp.             9,524       548,963
Galileo International Inc.                    26,265       545,261
Wilmington Trust Corp.                         9,741       537,703
Gentex Corp./(1)/                             22,378       534,610
Cooper Cameron Corp./(1)/                     16,245       532,836
Network Associates Inc./(1)(2)/               41,024       528,799
Investment Technology Group Inc./(1)/          9,518       528,154

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 41
iShares S&P MidCap 400/BARRA Growth Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                      Shares         Value
------------------------------------------------------------------

COMMON STOCKS (continued)
------------------------------------------------------------------
Rational Software Corp./(1)/                  60,975  $    528,044
Abercrombie & Fitch Co. "A"/(1)/              29,723       522,828
Reynolds & Reynolds Co. "A"                   22,019       513,043
International Rectifier Corp./(1)(2)/         18,791       511,679
Valassis Communications Inc./(1)/             16,030       511,517
LifePoint Hospitals Inc./(1)/                 11,533       507,452
Jacobs Engineering Group Inc./(1)(2)/          8,024       500,698
Dial Corp.                                    28,478       471,311
Catalina Marketing Corp./(1)/                 16,663       466,564
Herman Miller Inc.                            22,778       443,488
Macrovision Corp./(1)/                        15,026       426,889
Apria Healthcare Group Inc./(1)/              16,142       418,078
American Eagle Outfitters Inc./(1)/           20,899       415,890
Harte-Hanks Inc.                              19,067       412,610
Williams-Sonoma Inc./(1)/                     16,981       404,318
Vertex Pharmaceuticals Inc./(1)(2)/           22,305       402,382
National Instruments Corp./(1)/               15,268       399,564
Westamerica Bancorp                           10,705       385,915
Solutia Inc.                                  31,082       385,417
Donaldson Co. Inc.                            13,313       383,681
Advent Software Inc./(1)/                     10,025       377,441
COR Therapeutics Inc./(1)(2)/                 16,648       376,744
Enterasys Networks Inc./(1)/                  56,671       365,528
Payless Shoesource Inc./(1)(2)/                6,662       365,078
Titan Corp. (The)/(1)/                        18,356       359,778
National-Oilwell Inc./(1)/                    24,264       351,828
Cabot Microelectronics Corp./(1)(2)/           7,186       347,156
Coach Inc./(1)/                               13,055       346,088
Covance Inc./(1)/                             17,432       312,207
GTECH Holdings Corp./(1)/                      8,982       310,238
Church & Dwight Co. Inc.                      11,660       301,411
Ascential Software Corp./(1)/                 86,523       285,526
Sybase Inc./(1)/                              30,628       284,840
Price Communications Corp./(1)/               16,538       280,319
Keane Inc./(1)/                               20,352       277,805
Mentor Graphics Corp./(1)/                    19,173       264,204
Lands' End Inc./(1)(2)/                        8,820       254,898
Dreyer's Grand Ice Cream Inc.                  8,578       249,191
Plantronics Inc./(1)/                         14,526       247,668
Black Hills Corp.                              7,787       237,659
RSA Security Inc./(1)/                        17,158       230,947
Gartner Group Inc. "B"/(1)/                   26,061       226,731
VISX Inc./(1)/                                16,983       224,685

                                           Shares or
Security                                   Principal         Value
------------------------------------------------------------------
Flowserve Corp./(1)(2)/                       11,376  $    224,676
Sotheby's Holdings Inc. "A"/(1)/              18,410       220,736
Nordson Corp.                                  9,793       213,977
FEI Co./(1)/                                   9,518       207,016
Grant Prideco Inc./(1)/                       32,785       199,661
Retek Inc./(1)/                               14,612       177,828
Papa John's International Inc./(1)/            6,740       175,577
Covanta Energy Corporation/(1)/               14,949       174,604
Cirrus Logic Inc./(1)/                        22,152       164,368
Legato Systems Inc./(1)/                      26,691       146,267
UCAR International Inc./(1)/                  16,330       145,337
Rollins Inc.                                   9,069       141,023
Transwitch Corp./(1)/                         25,536        78,140
MIPS Technologies Inc. "B"/(1)/               11,696        70,176
------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $130,691,465)                                   102,596,283
------------------------------------------------------------------

SHORT TERM INSTRUMENTS - 9.60%
------------------------------------------------------------------
Dreyfus Money Market Fund/(3)/            $3,545,901     3,545,901
Goldman Sachs Financial Square Prime
  Obligation Fund/(3)/                     1,783,341     1,783,341
Providian Temp Cash Money Market Fund/(3)/ 4,524,080     4,524,080
------------------------------------------------------------------

TOTAL SHORT TERM INSTRUMENTS
(Cost: $9,853,322)                                       9,853,322
------------------------------------------------------------------

REPURCHASE AGREEMENT - 0.05%
------------------------------------------------------------------
Investors Bank & Trust Tri-Party
  Repurchase Agreement, dated 09/28/01,
  due 10/01/01, with a maturity value of
  $51,550 and an effective yield of 2.90%.    51,538        51,538
------------------------------------------------------------------

TOTAL REPURCHASE AGREEMENT
(Cost: $51,538)                                             51,538
------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES -- 109.61%
(Cost $140,596,325)                                    112,501,143
------------------------------------------------------------------

Other Assets, Less Liabilities -- (9.61%)               (9,860,807)
------------------------------------------------------------------

NET ASSETS -- 100.00%                                 $102,640,336
==================================================================
/(1)/  Non-income earning securities.
/(2)/  Denotes all or part of security on loan. See Note 5.
/(3)/ Represents investment of collateral received from securities lending transactions. See Note 5.

See notes to financial statements.

--------------------------------------------------------------------------------
  page 42                                                              i|Shares
iShares S&P MidCap 400/BARRA Value Index Fund
Schedule of Investments
September 30, 2001 (Unaudited)

Security                                      Shares         Value
------------------------------------------------------------------

COMMON STOCKS - 99.83%
------------------------------------------------------------------
M&T Bank Corp.                                49,434  $  3,658,116
Marshall & Ilsley Corp.                       52,426     2,972,030
R.J. Reynolds Tobacco Holdings Inc.           51,460     2,940,424
Telephone & Data Systems Inc.                 29,876     2,817,307
Dime Bancorp Inc.                             58,524     2,301,164
Golden State Bancorp Inc.                     68,743     2,089,787
American Water Works Inc.                     50,473     1,993,684
TECO Energy Inc.                              69,096     1,872,502
Radian Group Inc.                             47,228     1,818,278
Greenpoint Financial Corp.                    51,407     1,804,386
Broadwing Inc./(1)(2)/                       111,073     1,786,054
Ultramar Diamond Shamrock Corp.               36,560     1,752,686
Compass Bancshares Inc.                       65,211     1,697,442
Murphy Oil Corp./(2)/                         22,959     1,661,313
Utilicorp United Inc.                         57,849     1,620,351
Old Republic International Corp.              60,372     1,582,350
Atmel Corp./(1)(2)/                          236,268     1,578,270
Banknorth Group Inc.                          70,113     1,564,922
Everest Re Group Ltd.                         23,465     1,518,186
Astoria Financial Corp.                       24,933     1,477,530
Mercantile Bankshares Corp.                   36,231     1,438,371
Edwards (A.G.) Inc.                           40,889     1,435,613
Ocean Energy Inc.                             86,714     1,413,438
PMI Group Inc. (The)                          22,588     1,409,265
Diebold Inc.                                  36,442     1,388,440
Northeast Utilities                           72,847     1,364,424
SCANA Corp.                                   53,358     1,354,226
Wisconsin Energy Corp.                        59,982     1,349,595
SCI Systems Inc./(1)/                         74,870     1,347,660
Cabot Corp.                                   33,272     1,327,553
Hibernia Corp. "A"                            80,565     1,317,238
Unitrin Inc.                                  34,384     1,314,156
Vishay Intertechnology Inc./(1)/              70,234     1,292,306
IBP Inc.                                      53,975     1,276,509
Triad Hospitals Inc./(1)/                     35,954     1,272,772
Alliant Energy Corp./(2)/                     40,236     1,259,387
Bowater Inc.                                  28,173     1,240,175
Potomac Electric Power Co.                    55,448     1,217,638
Trigon Healthcare Inc./(1)/                   18,555     1,215,353
Allmerica Financial Corp.                     26,873     1,205,254
Health Net Inc./(1)/                          62,617     1,203,499
Brinker International Inc./(1)/               50,781     1,199,447
Barnes & Noble Inc./(1)(2)/                   33,222     1,199,314
Sovereign Bancorp Inc.                       125,710     1,194,245
Energy East Corp.                             59,240     1,191,316
PepsiAmericas Inc.                            79,583     1,189,766
Fidelity National Financial Inc.              43,846     1,179,019
Lennar Corp.                                  32,305     1,164,272
Associated Bancorp                            33,721     1,142,805
Sonoco Products Co.                           48,461     1,138,834
Tyson Foods Inc. "A"/(2)/                    113,140     1,133,663
NSTAR                                         27,018     1,132,054
Park Place Entertainment Corp./(1)/          151,014     1,106,933
Valero Energy Corp./(2)/                      31,198     1,095,050
Avnet Inc.                                    59,764     1,087,107
Ceridian Corp./(1)/                           74,286     1,077,147
First Virginia Banks Inc.                     23,514     1,076,941
ALLETE                                        41,833     1,072,598
Harris Corp.                                  33,542     1,067,306
Conectiv Inc.                                 45,194     1,062,059
TriQuint Semiconductor Inc./(1)/              65,763     1,051,550
City National Corp.                           24,322     1,049,494
Arrow Electronics Inc./(1)(2)/                50,289     1,049,029
Tech Data Corp./(1)/                          27,459     1,040,696
Omnicare Inc.                                 47,436     1,035,528
FirstMerit Corp.                              43,555     1,022,236
Protective Life Corp.                         34,889     1,011,781
Outback Steakhouse Inc./(1)/                  38,749       992,362
E*trade Group Inc./(1)(2)/                   162,608       983,778
Mohawk Industries Inc./(1)(2)/                26,634       978,800
Cypress Semiconductor Corp./(1)(2)/           64,709       961,576
Sensormatic Electronics Corp./(1)(2)/         40,415       952,986
Pacific Century Financial Corp.               40,726       951,767
Martin Marietta Materials Inc.                24,112       943,020
International Speedway Corp. "A"              27,066       942,709
Puget Energy Inc.                             43,856       942,465
National Fuel Gas Co.                         40,280       927,648
Belo (A.H.) Corp.                             55,780       894,711
Hispanic Broadcasting Corp./(1)/              55,502       893,582
Noble Affiliates Inc.                         28,824       893,256
Suiza Foods Corp./(1)(2)/                     14,024       885,475
Lear Corp./(1)/                               32,512       878,474
Leucadia National Corp.                       28,145       878,124
Hubbell Inc. "B"                              29,811       869,289
OGE Energy Corp./(2)/                         39,706       868,370
Roslyn Bancorp Inc.                           46,899       868,101
Lattice Semiconductor Corp./(1)(2)/           55,102       865,101
Viad Corp.                                    44,839       860,012
Clayton Homes Inc.                            70,163       855,989
IndyMac Bancorp Inc./(1)/                     31,063       842,118

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 43
iShares S&P MidCap 400/BARRA Value Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                                  Shares         Value
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
--------------------------------------------------------------------------------
Dean Foods Co.                                            18,147    $    839,299
Packaging Corporation of America/(1)/                     54,279         838,611
MONY Group Inc.                                           25,252         836,346
Henry Schein Inc./(1)/                                    21,625         834,725
Questar Corp.                                             41,176         830,932
GATX Corporation                                          24,684         830,370
Webster Financial Corp.                                   25,097         827,197
Valspar Corp.                                             24,729         826,938
Lubrizol Corp.                                            26,038         822,801
Tidewater Inc.                                            30,812         822,372
Kansas City Power & Light Co./(2)/                        31,510         822,096
MDU Resources Group Inc.                                  34,602         808,649
HCC Insurance Holdings Inc.                               29,954         787,790
Entercom Communications Corp./(1)/                        23,057         783,938
Borders Group Inc./(1)/                                   40,732         780,018
Scholastic Corp./(1)/                                     17,911         779,129
Energizer Holdings Inc./(1)/                              46,689         775,971
Vectren Corporation                                       34,465         771,671
Pentair Inc.                                              24,977         768,542
American Financial Group Inc.                             34,530         766,566
Sierra Pacific Resources Corp.                            50,392         760,919
Swift Transportation Co. Inc./(1)(2)/                     42,631         754,569
KEMET Corp./(1)/                                          44,587         733,902
Teleflex Inc.                                             19,600         732,844
Colonial BancGroup Inc.                                   56,358         721,382
Pioneer Natural Resources Co./(1)/                        50,015         711,713
Lee Enterprises Inc.                                      22,337         707,413
Pride International Inc./(1)/                             67,257         699,473
Hanover Compressor Co./(1)(2)/                            32,110         694,860
Steris Corp./(1)/                                         34,951         687,137
Lyondell Chemical Co.                                     59,852         685,305
Extended Stay America Inc./(1)/                           47,269         683,982
IDACorp Inc.                                              19,057         681,478
Helmerich & Payne Inc.                                    25,792         673,171
Edwards Lifesciences Corp./(1)/                           29,935         670,544
Storage Technology Corp./(1)/                             52,935         664,334
CheckFree Corp./(1)/                                      39,113         663,748
HON Industries Inc.                                       30,180         662,753
Interstate Bakeries Corp.                                 25,655         654,203
Labranche & Co. Inc./(1)(2)/                              29,194         648,107
3Com Corp./(1)/                                          172,219         645,821
Hawaiian Electric Industries Inc.                         16,539         645,021
WGL Holdings Inc.                                         23,703         637,374
Provident Financial Group Inc.                            24,900         628,725
Quantum DLT & Storage Group/(1)/                          76,991         628,247
Mandalay Resort Group Inc./(1)/                           38,442         623,914
CBRL Group Inc.                                           28,190         619,334
United Rentals Inc./(1)(2)/                               35,707         619,159
Dole Food Co.                                             28,423         608,252
Forest Oil Corp./(1)/                                     24,442         606,162
Advanced Fibre Communications Inc./(1)/                   41,289         603,232
Western Resources Inc./(2)/                               35,931         594,658
Neiman-Marcus Group Inc. "A"/(1)/                         24,253         592,986
Varco International Inc./(1)(2)/                          48,703         588,332
Precision Castparts Corp.                                 26,106         579,553
Six Flags Inc./(1)/                                       46,813         572,523
CNF Transportation Inc.                                   24,831         566,892
Perrigo Co./(1)/                                          37,403         566,655
Harsco Corp.                                              20,249         562,112
York International Corp.                                  19,566         560,370
Rayonier Inc.                                             13,843         560,226
AGL Resources Inc.                                        27,718         553,528
DQE Inc.                                                  28,441         547,205
BorgWarner Inc.                                           13,394         539,778
Granite Construction Inc.                                 20,936         536,799
Lancaster Colony Corp.                                    18,953         530,874
IMC Global Inc.                                           58,428         525,852
Longs Drug Stores Corp.                                   19,252         523,654
Silicon Valley Bancshares/(1)/                            25,105         507,121
Media General Inc. "A"                                    11,683         506,575
Greater Bay Bancorp/(2)/                                  21,687         504,657
Public Service Company of New Mexico                      19,924         502,284
ONEOK Inc.                                                30,271         501,288
Callaway Golf Co.                                         39,110         500,608
Furniture Brands International Inc./(1)/                  25,616         499,000
Kennametal Inc.                                           15,594         497,760
Plexus Corp./(1)(2)/                                      21,080         497,066
RPM Inc.                                                  52,031         491,693
Alexander & Baldwin Inc.                                  20,634         483,042
ArvinMeritor Inc.                                         33,519         478,987
Pittston Brink's Group                                    26,368         477,261
Blyth Inc.                                                23,982         477,002
Cytec Industries Inc./(1)/                                20,575         476,311
Cleco Corp.                                               22,954         473,082
CommScope Inc./(1)/                                       26,138         467,086
Universal Corporation                                     13,922         464,577
AK Steel Holding Corp.                                    54,880         463,736
Airgas Inc./(1)/                                          34,531         458,226
Incyte Genomics Inc./(1)/                                 33,523         457,924
Sensient Technologies Corp.                               24,340         453,454

--------------------------------------------------------------------------------
  page 44                                                              i|Shares
iShares S&P MidCap 400/BARRA Value Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                                 Shares         Value
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
--------------------------------------------------------------------------------
Pennzoil-Quaker State Co.                                40,231     $    449,783
AMETEK Inc.                                              16,810          441,767
Albemarle Corp.                                          23,370          441,693
Sylvan Learning Systems Inc./(1)/                        19,255          440,940
Superior Industries International Inc.                   13,194          438,173
Quanta Services Inc./(1)(2)/                             30,385          432,986
Carlisle Companies Inc.                                  15,432          432,559
Western Gas Resources Inc.                               16,563          431,135
Tecumseh Products Co. "A"                                 9,454          430,441
Acxiom Corp./(1)/                                        45,425          426,995
Wind River Systems Inc./(1)/                             39,888          418,824
Arch Coal Inc.                                           26,609          415,100
Modine Manufacturing Co.                                 16,837          413,853
Federal Signal Corp.                                     23,191          409,089
Trinity Industries Inc.                                  18,763          406,219
Ferro Corp.                                              17,445          404,375
Wisconsin Central Transportation
  Corp./(1)/                                             23,635          403,686
Crompton Corp.                                           57,586          399,071
Ohio Casualty Corp.                                      30,570          397,104
Potlatch Corp.                                           14,414          389,034
Powerwave Technologies Inc./(1)/                         32,605          388,652
ADTRAN Inc./(1)/                                         20,100          383,910
Overseas Shipholding Group Inc.                          17,423          383,306
Minerals Technologies Inc.                                9,959          375,853
Imation Corp./(1)/                                       17,946          375,071
Kelly Services Inc. "A"                                  18,267          368,993
Credence Systems Corp./(1)/                              30,306          365,187
Horace Mann Educators Corp.                              20,615          363,855
Macromedia Inc./(1)/                                     29,968          362,912
Saks Inc./(1)/                                           72,238          361,190
Ruddick Corp.                                            23,578          360,743
Banta Corp.                                              12,539          349,462
Emmis Communications Corp./(1)/                          24,107          347,623
Stewart & Stevenson Services Inc.                        14,378          346,222
SanDisk Corp./(1)/                                       34,643          341,580
Avocent Corporation/(1)(2)/                              22,503          334,845
LTX Corp./(1)/                                           24,519          333,704
Wallace Computer Services Inc.                           20,866          331,769
Glatfelter (P.H.) Co.                                    21,641          331,324
Fuller (H. B.) Co.                                        7,185          329,073
AGCO Corp.                                               36,338          328,859
Olin Corp.                                               22,141          325,473
Bob Evans Farms Inc.                                     17,747          320,866
Kaydon Corp.                                             15,279          319,789
Smucker (J.M) Company (The)                              12,371          317,316
Claire's Stores Inc.                                     24,802          313,745
Wausau-Mosinee Paper Corp.                               26,230          306,891
Bandag Inc.                                              10,511          287,476
Montana Power Co.                                        52,876          277,599
DSP Group Inc./(1)/                                      13,523          269,784
Alaska Air Group Inc./(1)/                               13,496          269,515
Longview Fibre Co.                                       26,133          263,943
Newport Corp./(2)/                                       18,528          261,245
Infocus Corp./(1)/                                       19,771          258,012
Dycom Industries Inc./(1)/                               21,655          251,198
Carpenter Technology Corp.                               11,233          249,934
Sequa Corp. "A"/(1)/                                      5,279          238,822
Albany International Corp. "A"/(1)/                      15,768          235,889
Hunt (J.B.) Transport Services Inc./(1)/                 17,984          234,511
Airborne Inc.                                            24,473          233,717
Unifi Inc./(1)/                                          27,356          224,319
PacifiCare Health Systems Inc. "A"/(1)(2)/               17,146          215,868
EGL Inc./(1)/                                            24,162          214,317
Modis Professional Services Inc./(1)/                    49,765          199,060
Lance Inc.                                               14,760          195,865
Atlas Air Inc./(1)/                                      19,471          191,789
NCO Group Inc./(1)(2)/                                   13,125          179,550
Korn/Ferry International/(1)/                            19,071          157,336
Schulman (A.) Inc.                                       14,858          152,295
Transaction Systems Architects Inc.
  "A"/(1)/                                               18,648          117,109
Sykes Enterprises Inc./(1)/                              20,301          113,280
Arris Group Inc./(1)/                                    19,449           69,627
Mastec Inc./(1)/                                          1,335            6,809
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $221,568,732)                                                 198,061,242
--------------------------------------------------------------------------------

SHORT TERM INSTRUMENTS - 7.84%
--------------------------------------------------------------------------------
Dreyfus Money Market Fund/(3)/                       $5,599,067        5,599,067
Goldman Sachs Financial Square Prime
  Obligation Fund/(3)/                                2,815,941        2,815,941
Providian Temp Cash Money Market Fund/(3)/            7,143,637        7,143,637
--------------------------------------------------------------------------------
TOTAL SHORT TERM INSTRUMENTS
(Cost: $15,558,645)                                                   15,558,645
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
iShares Schedules of Investments                                       page 45
iShares S&P MidCap 400/BARRA Value Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                   Principal         Value
------------------------------------------------------------------

REPURCHASE AGREEMENT - 0.02%
------------------------------------------------------------------
Investors Bank & Trust Tri-Party
  Repurchase Agreement, dated 09/28/01,
  due 10/01/01, with a maturity value of
  $46,122 and an effective yield of 2.90%.  $  46,111  $    46,111
------------------------------------------------------------------

TOTAL REPURCHASE AGREEMENT
(Cost: $46,111)                                             46,111
------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES -- 107.69%
(Cost $237,173,488)                                    213,665,998
------------------------------------------------------------------

Other Assets, Less Liabilities -- (7.69%)              (15,258,377)
------------------------------------------------------------------

NET ASSETS -- 100.00%                                 $198,407,621
==================================================================

/(1)/ Non-income earning securities.
/(2)/ Denotes all or part of security on loan. See Note 5.
/(3)/ Represents investment of collateral received from securities lending transactions. See Note 5.

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
  page 46                                                               i|Shares
iShares S&P SmallCap 600 Index Fund
Schedule of Investments
September 30, 2001 (Unaudited)

Security                                       Shares         Value
-------------------------------------------------------------------

COMMON STOCKS - 99.89%
-------------------------------------------------------------------
AdvancePCS/(1)/                                50,183  $  3,602,136
Universal Health Services Inc. "B"/(1)/        72,347     3,530,534
Cephalon Inc./(1)(2)/                          59,798     2,982,724
New York Community Bancorp                    127,109     2,950,188
Smithfield Foods Inc./(1)/                    128,096     2,696,421
Commerce Bancorp Inc.                          38,837     2,640,916
Varian Medical Systems Inc./(1)/               40,070     2,570,491
Alliant Techsystems Inc./(1)/                  25,393     2,173,641
Constellation Brands Inc./(1)/                 50,652     2,110,162
Cerner Corp./(1)(2)/                           41,996     2,078,802
XTO Energy Inc./(2)/                          147,987     2,064,419
Louis Dreyfus Natural Gas Corp./(1)/           53,006     2,061,933
Whole Foods Market Inc./(1)/                   64,612     2,029,463
99 Cents Only Stores/(1)/                      62,139     2,010,197
ResMed Inc./(1)(2)/                            37,771     1,918,767
D.R. Horton Inc.                               91,217     1,902,787
Copart Inc./(1)/                               66,637     1,866,502
Coventry Health Care Inc./(1)/                 78,117     1,843,561
Pharmaceutical Product Development
  Inc./(1)/                                    62,247     1,823,215
Medicis Pharmaceutical Corp. "A"/(1)/          36,422     1,820,372
O'Reilly Automotive Inc./(1)/                  62,334     1,785,869
Renal Care Group Inc./(1)/                     57,239     1,761,244
Washington Federal Inc.                        69,569     1,742,703
Philadelphia Suburban Corp.                    65,289     1,714,489
Cullen/Frost Bankers Inc.                      62,211     1,676,586
First Midwest Bancorp Inc.                     48,972     1,654,274
RGS Energy Group Inc.                          41,727     1,614,835
First American Corp.                           78,632     1,592,298
OM Group Inc.                                  28,870     1,587,850
Newfield Exploration Co./(1)/                  53,910     1,574,172
Hudson United Bancorp                          56,672     1,572,081
Raymond James Financial Inc.                   57,643     1,565,007
Fleming Companies Inc./(2)/                    52,872     1,559,724
Pogo Producing Co./(2)/                        64,647     1,519,205
Commercial Federal Corp.                       61,967     1,503,939
Downey Financial Corp.                         34,027     1,501,612
Invacare Corp.                                 36,893     1,494,167
Techne Corp./(1)/                              49,993     1,471,294
Orthodontic Centers of America
  Inc./(1)(2)/                                 59,299     1,461,720
National Data Corp./(2)/                       40,451     1,456,236
Zebra Technologies Corp. "A"/(1)/              38,061     1,425,765
Diagnostic Products Corp.                      33,722     1,423,743
Michaels Stores Inc./(1)/                      38,473     1,405,803
Alpharma Inc. "A"/(2)/                         48,566     1,398,701
Shaw Group Inc./(1)(2)/                        49,574     1,396,500
Province Healthcare Co./(1)/                   37,761     1,387,339
NVR Inc./(1)/                                   9,820     1,379,808
AptarGroup Inc.                                43,147     1,372,075
Cheesecake Factory (The)/(1)/                  57,083     1,367,138
Whitney Holding Corp.                          31,713     1,363,659
United Bancshares Inc.                         50,117     1,353,159
Southern Union Co./(1)/                        64,588     1,351,827
Roper Industries Inc.                          37,001     1,331,666
Jack in the Box Inc./(1)/                      46,971     1,315,188
Priority Healthcare Corp. "B"/(1)/             54,778     1,314,672
Applebee's International Inc.                  44,534     1,313,753
Ethan Allen Interiors Inc./(2)/                47,541     1,307,377
Toll Brothers Inc./(1)/                        44,010     1,305,777
Massey Energy Co.                              89,068     1,304,846
Respironics Inc./(1)/                          36,611     1,301,887
Harman International Industries Inc.           38,636     1,294,306
Timberland Co. "A"/(1)/                        47,635     1,290,909
Global Payments Inc.                           43,667     1,283,810
Fair Isaac and Co. Inc.                        26,723     1,262,127
Performance Food Group Co./(1)/                44,127     1,258,943
Corn Products International Inc.               42,577     1,223,237
Ruby Tuesday Inc.                              77,375     1,214,788
Mid Atlantic Medical Services Inc./(1)/        57,495     1,207,395
Piedmont Natural Gas Co.                       38,744     1,206,488
Vintage Petroleum Inc.                         76,032     1,205,107
United Stationers Inc./(1)/                    40,200     1,200,774
Community First Bankshares Inc.                49,647     1,192,521
Southwest Bancorp of Texas Inc./(1)/           39,613     1,178,487
Scotts Co. (The)"A"/(1)/                      34,494     1,176,245
Regeneron Pharmaceuticals Inc./(1)/            52,545     1,168,601
Mueller Industries Inc./(1)/                   40,254     1,155,290
Pediatrix Medical Group Inc./(1)/              28,196     1,150,115
La-Z-Boy Inc.                                  72,708     1,148,059
CEC Entertainment Inc./(1)/                    33,405     1,139,110
Accredo Health Inc./(1)/                       31,187     1,135,207
SkyWest Inc.                                   67,673     1,131,493
Graco Inc.                                     37,152     1,121,990
THQ Inc./(1)(2)/                               25,682     1,108,178
Axcelis Technologies Inc./(1)/                117,197     1,107,512
Zale Corp./(1)/                                41,442     1,097,384
Polaris Industries Partners LP "A"             28,309     1,086,499
Tetra Tech Inc./(1)/                           49,054     1,084,093
Anixter International Inc./(1)(2)/             43,323     1,073,544
BARRA Inc./(1)/                                25,423     1,068,274

--------------------------------------------------------------------------------
iShares Schedules of Investments                                       page 47
iShares S&P SmallCap 600 Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                       Shares         Value
-------------------------------------------------------------------
COMMON STOCKS (Continued)
-------------------------------------------------------------------
Florida Rock Industries Inc.                   33,722  $  1,063,592
Haemonetics Corp./(1)/                         30,564     1,057,820
Atmos Energy Corp./(2)/                        48,834     1,054,814
Susquehanna Bancshares Inc.                    47,316     1,052,781
Regis Corp.                                    49,957     1,047,099
NBTY Inc./(1)/                                 78,741     1,036,232
Cambrex Corp.                                  30,850     1,034,400
Cognex Corp./(1)/                              52,492     1,029,893
TrustCo Bank Corp.                             74,848     1,028,412
MAXIMUS Inc./(1)(2)/                           25,828     1,026,146
Alpha Industries Inc./(1)(2)/                  52,392     1,014,833
Stone Energy Corp./(1)/                        31,477     1,013,559
Idex Corp./(2)/                                36,656     1,013,538
Varian Semiconductor Equipment
  Associates Inc./(1)/                         39,041     1,009,210
Jeffries Group Inc.                            30,144       994,752
Timken Co.                                     72,390       991,743
US Freightways Corp.                           31,692       988,790
Staten Island Bancorp Inc.                     40,094       988,317
Mercury Computer Systems Inc./(1)/             26,224       984,711
Chittenden Corp.                               38,759       984,479
Tom Brown Inc./(1)/                            47,104       984,474
Black Box Corp./(1)(2)/                        23,139       973,689
Sonic Corp./(1)/                               31,980       969,634
FactSet Research Systems Inc.                  39,865       967,125
Pier 1 Imports Inc.                           116,264       964,991
Werner Enterprises Inc.                        56,901       951,385
New Jersey Resources Corp.                     21,451       948,349
Coherent Inc./(1)/                             33,385       948,134
Stillwater Mining Co./(1)/                     46,686       939,322
Syncor International Corp./(1)(2)/             29,509       939,271
Adaptec Inc./(1)/                             118,925       934,750
IDEXX Laboratories Inc./(1)/                   39,629       926,130
Arbitron Inc./(1)/                             35,189       920,544
ITT Educational Services Inc./(1)/             28,589       914,848
American Italian Pasta Co. "A"/(1)/            21,110       913,007
Argosy Gaming Co./(1)/                         34,708       909,350
Linens 'N Things Inc./(1)/                     48,872       908,042
Technitrol Inc.                                40,569       904,689
Men's Wearhouse Inc. (The)/(1)/                49,357       892,375
RehabCare Group Inc./(1)/                      20,494       891,694
UGI Corp.                                      32,703       886,251
PolyOne Corp.                                 113,249       883,342
Reliance Steel & Aluminum Co.                  37,050       880,308
Heartland Express Inc./(1)/                    38,262       879,643
Microsemi Corp./(1)/                           33,690       877,625
Seacor Smit Inc./(1)/                          24,183       863,333
Corinthian Colleges Inc./(1)/                  25,569       861,931
Administaff Inc./(1)/                          32,986       857,636
Cryolife Inc./(1)/                             22,666       852,468
US Oncology Inc./(1)/                         113,923       848,726
Sybron Dental Specialties Inc./(1)/            45,567       847,546
Kansas City Southern Industries Inc./(1)/      70,386       844,632
Energen Corp.                                  37,271       838,597
ADVO Inc./(1)/                                 24,548       834,632
Footstar Inc./(1)/                             23,997       830,296
First BanCorp.                                 32,107       830,287
Delphi Financial Group Inc. "A"                24,489       827,728
Cooper Companies Inc.                          17,587       824,830
UIL Holdings Corporation                       17,266       823,416
Brady Corp. "A"                                27,593       822,271
Owens & Minor Inc.                             40,258       817,237
Kopin Corp./(1)(2)/                            78,349       817,180
Southwest Gas Corp.                            38,534       816,921
South Financial Group Inc. (The)/(2)/          51,364       813,606
Briggs & Stratton Corp./(2)/                   26,057       813,239
Baldor Electric Co.                            40,876       811,389
Exar Corp./(1)/                                46,888       811,162
M.D.C. Holdings Inc.                           29,176       808,759
Surmodics Inc./(1)(2)/                         20,184       806,351
CH Energy Group Inc.                           19,743       801,566
Aeroflex Inc./(1)/                             71,931       791,241
Delta & Pine Land Co.                          46,489       789,383
HNC Software Inc./(1)/                         41,811       781,866
Tredegar Corporation                           45,972       781,524
MAF Bancorp Inc.                               27,214       779,953
Avista Corp.                                   57,088       776,397
Texas Industries Inc.                          25,074       774,787
General Communication Inc. "A"/(1)/            63,952       773,819
Simpson Manufacturing Co. Inc./(1)/            14,580       772,740
Ryland Group Inc.                              16,121       768,810
Harland (John H.) Co.                          35,021       766,960
AnnTaylor Stores Corp./(1)/                    34,864       764,219
Chico's FAS Inc./(1)(2)/                       32,121       756,450
Cabot Oil & Gas Corp. "A"                      37,916       756,424
Evergreen Resources Inc./(1)/                  22,240       755,048
Burlington Coat Factory Warehouse Corp.        53,388       752,771
Philadelphia Consolidated Holding Co./(1)/     21,498       746,841
Hilb Rogal & Hamilton Co.                      16,374       746,818
FYI Inc./(1)/                                  19,902       746,723

--------------------------------------------------------------------------------
  page 48                                                              i|Shares
iShares S&P SmallCap 600 Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                       Shares         Value
-------------------------------------------------------------------
COMMON STOCKS (continued)
-------------------------------------------------------------------
Hain Celestial Group Inc./(1)/                 40,507  $    745,734
CACI International Inc. "A"/(1)/               13,627       744,852
Anchor Gaming/(1)/                             17,898       742,767
ABM Industries Inc.                            28,659       739,689
Oshkosh Truck Corp.                            20,135       729,290
Mentor Corp.                                   28,560       722,568
LandAmerica Financial Group Inc.               21,703       721,625
Vicor Corp./(1)/                               51,027       719,991
Electro Scientific Industries Inc./(1)/        32,584       715,219
Pep Boys-Manny Moe & Jack Inc.                 64,508       712,813
Selective Insurance Group Inc.                 30,503       711,635
Standard-Pacific Corp.                         36,424       710,632
Casey's General Store Inc.                     59,717       710,035
Manitowoc Co. Inc.                             29,269       709,481
Bally Total Fitness Holding Corp./(1)(2)/      34,850       707,803
Northwest Natural Gas Co.                      30,221       706,869
Insight Enterprises Inc./(1)/                  49,972       706,604
CLARCOR Inc.                                   29,504       705,146
Tucker Anthony Sutro Corporation               29,509       703,495
Ralcorp Holdings Inc./(1)/                     36,085       702,214
Datascope Corp.                                17,847       692,107
Atlantic Coast Airlines Holdings Inc./(1)/     51,949       690,922
American Financial Holdings Inc.               27,928       685,632
Dionex Corp./(1)/                              26,754       674,736
Wolverine World Wide Inc.                      50,004       672,054
Metro One Telecommunications Inc./(1)(2)/      28,953       671,710
Sterling Bancshares Inc.                       50,763       671,087
WMS Industries Inc./(1)/                       38,296       669,797
Impath Inc./(1)/                               19,268       664,939
UCBH Holdings Inc.                             22,776       664,604
Photronics Inc./(1)/                           35,979       663,813
Great Atlantic & Pacific Tea Co.               46,257       661,938
G&K Services Inc. "A"                          24,911       661,387
Woodward Governor Co.                          13,640       660,858
SCP Pool Corp./(1)/                            30,926       660,270
Landstar System Inc./(1)/                      10,272       657,408
Kirby Corp./(1)/                               29,024       653,040
CAL Dive International Inc./(1)/               39,148       652,206
East West Bancorp Inc.                         27,842       651,224
Paxar Corp./(1)/                               51,031       650,645
School Specialty Inc./(1)/                     21,206       648,055
Toro Co.                                       15,323       645,098
Russ Berrie & Co. Inc.                         24,219       644,225
Kulicke & Soffa Industries Inc./(1)(2)/        59,054       643,689
Provident Bankshares Corp.                     30,927       640,189
Advanced Energy Industries Inc./(1)(2)/        38,270       636,430
IHOP Corp./(1)/                                24,287       636,319
Hughes Supply Inc.                             28,518       635,951
Analogic Corp.                                 15,668       634,554
Lennox International Inc.                      67,751       630,084
Ryan's Family Steak Houses Inc./(1)/           36,774       629,571
NorthWestern Corp.                             28,569       628,518
Cable Design Technologies Corp./(1)/           52,820       625,917
Group 1 Automotive Inc./(1)/                   23,499       623,898
Elantec Semiconductor Inc./(1)/                27,127       622,565
Triarc Companies Inc./(1)/                     26,893       621,228
Kronos Inc./(1)/                               15,080       619,034
Arnold Industries Inc.                         29,869       618,288
Cymer Inc./(1)/                                36,829       616,886
Swift Energy Co./(1)/                          29,828       615,053
Georgia Gulf Corp.                             38,269       614,983
Hot Topic Inc./(1)(2)/                         24,494       614,799
Forward Air Corp./(1)/                         25,982       611,616
Teledyne Technologies Inc./(1)/                38,198       609,258
Arch Chemicals Inc.                            26,761       607,475
Power Integrations Inc./(1)/                   33,327       607,218
Central Parking Corp./(2)/                     43,305       605,837
American Management Systems Inc./(1)/          50,209       603,010
DuPont Photomasks Inc./(1)/                    21,496       597,159
Progress Software Corp./(1)/                   42,655       596,743
Libbey Inc.                                    18,446       594,884
Aztar Corp./(1)/                               45,447       594,447
Yellow Corporation/(1)/                        29,154       592,992
Patina Oil & Gas Corp.                         25,780       592,940
Christopher & Banks Corp./(1)(2)/              19,590       589,855
Panera Bread Co. "A"/(1)/                      16,814       588,322
Astropower Inc./(1)(2)/                        16,943       584,703
GenCorp. Inc.                                  51,523       584,271
C&D Technologies Inc.                          31,534       580,226
Harmonic Inc./(1)(2)/                          70,267       569,163
Fossil Inc./(1)(2)/                            36,195       568,623
ATMI Inc./(1)/                                 36,498       563,894
Roadway Express Inc.                           23,369       562,959
UniSource Energy Corp.                         40,175       562,450
Profit Recovery Group International Inc.
  (The)/(1)(2)/                                57,232       559,729
Brooks Automation Inc./(1)(2)/                 20,979       557,832
Belden Inc.                                    29,624       556,931
Midway Games Inc./(1)(2)/                      45,522       551,271
Armor Holdings Inc./(1)/                       27,806       550,559

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 49
iShares S&P SmallCap 600 Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)


Security                                       Shares         Value
-------------------------------------------------------------------
COMMON STOCKS (continued)
-------------------------------------------------------------------
Insituform Technologies Inc. "A"/(1)/          32,269  $    550,186
Plains Resource Inc./(1)/                      21,134       549,484
CUNO Inc./(1)/                                 19,772       548,673
Laclede Gas Co.                                22,789       546,936
Steel Dynamics Inc./(1)/                       55,010       544,049
St. Mary Land & Exploration Co.                34,009       541,763
FirstFed Financial Corp./(1)/                  20,823       541,398
Pacific Sunwear of California Inc./(1)/        39,141       538,189
Hutchinson Technology Inc./(1)/                30,202       537,596
Conmed Corp./(1)/                              30,275       535,867
Riggs National Corp.                           34,320       531,960
Winnebago Industries Inc.                      24,763       531,166
Russell Corp.                                  38,507       528,701
Rogers Corp./(1)/                              18,784       528,018
Arthocare Corp./(1)(2)/                        26,841       526,084
ESS Technology Inc./(1)/                       51,472       526,044
Enzo Biochem Inc./(1)(2)/                      31,009       525,913
Hyperion Solutions Corp./(1)/                  38,989       520,893
Dime Community Bancshares                      20,565       520,706
Zenith National Insurance Corp.                21,107       519,232
Bio-Technology General Corp./(1)/              69,089       516,786
P.F. Chang's China Bistro Inc./(1)(2)/         14,343       515,201
Information Holdings Inc./(1)/                 26,079       512,192
Arkansas Best Corp./(1)/                       24,604       509,549
Park Electrochemical Corp.                     23,397       508,885
Spherion Corporation/(1)/                      70,441       507,175
Kellwood Co.                                   27,407       507,030
Actel Corp./(1)/                               28,481       505,823
Input/Output Inc./(1)/                         61,654       504,330
Elcor Corp./(2)/                               23,207       499,647
AO Smith Corp. "B"                             28,452       499,048
CARBO Ceramics Inc.                            18,012       498,932
Offshore Logistics Inc./(1)/                   25,829       495,659
CTS Corp.                                      33,536       495,327
Dress Barn Inc./(1)/                           22,146       493,856
NYFIX Inc./(1)/                                34,458       492,749
Monaco Coach Corp./(1)/                        34,373       489,815
Hooper Holmes Inc.                             78,279       488,461
Noven Pharmaceuticals Inc./(1)(2)/             26,895       486,800
Financial Federal Corp./(1)/                   19,863       486,643
RLI Corp.                                      11,845       485,645
MacDermid Inc.                                 37,958       483,585
Standard Register Co.                          33,302       482,879
Griffon Corporation/(1)/                       39,402       480,704
Wet Seal Inc. "A"/(1)/                         26,105       480,593
Milacron Inc.                                  40,174       480,481
Prime Hospitality Corp./(1)/                   54,308       477,910
Nash Finch Co.                                 14,006       477,605
SPS Technologies Inc./(1)/                     15,784       477,308
Vital Sign Inc.                                15,596       477,238
Barnes Group Inc.                              22,303       475,054
URS Corp./(1)/                                 20,576       473,248
Viasat Inc./(1)/                               26,513       472,992
Chesapeake Corp.                               18,269       472,254
Nautica Enterprises Inc./(1)/                  39,860       471,942
Cost Plus Inc./(1)/                            25,482       467,850
Fremont General Corp.                          85,261       465,525
JLG Industries Inc.                            50,583       463,340
Ionics Inc./(1)/                               20,845       460,883
Regal-Beloit Corp.                             25,179       459,517
Anchor BanCorp Wisconsin Inc.                  27,671       459,339
DMC Stratex Networks Inc./(1)/                 88,985       459,163
Oceaneering International Inc./(1)/            28,233       456,528
Universal Forest Products Inc.                 23,902       454,616
American States Water Co.                      12,157       449,809
Cato Corp. "A"                                 30,054       449,608
Trimble Navigation Ltd./(1)/                   29,267       446,322
Triumph Group Inc./(1)/                        19,103       445,100
Pre-Paid Legal Services Inc./(1)(2)/           25,761       444,120
Wellman Inc.                                   38,347       442,908
Intermagnetics General Corp./(1)/              19,005       442,056
On Assignment Inc./(1)/                        27,491       442,055
Helix Technology Corp.                         27,207       441,842
Fleetwood Enterprises Inc./(2)/                39,496       441,565
GBC Bancorp                                    14,119       440,795
Apogee Enterprises Inc.                        34,030       438,987
General Semiconductor Inc./(1)/                45,675       438,480
Commercial Metals Co.                          15,675       435,765
Atwood Oceanics Inc./(1)/                      16,682       433,732
Ciber Inc./(1)/                                68,812       433,516
Sola International Inc./(1)/                   28,589       433,409
International Multifoods Corp.                 22,669       432,978
Itron Inc./(1)(2)/                             18,700       430,474
Genesco Inc./(1)(2)/                           26,427       429,439
FileNET Corp./(1)/                             42,619       429,173
Veritas DGC Inc./(1)/                          38,369       427,814
Schweitzer-Mauduit International Inc.          17,871       423,900
Read-Rite Corp./(1)/                          143,642       423,744
Marcus Corp.                                   35,203       422,436
Verity Inc./(1)/                               41,775       421,928

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  page 50                                                              i|Shares
iShares S&P SmallCap 600 Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                       Shares         Value
-------------------------------------------------------------------
COMMON STOCKS (continued)
-------------------------------------------------------------------
Watsco Inc.                                    32,188  $    421,341
Pericom Semiconductor Corp./(1)/               30,282       420,920
INAMED Corp./(1)/                              24,686       419,662
Watts Industries Inc. "A"                      31,953       418,584
Gardner Denver Inc./(1)/                       18,767       416,627
InterVoice-Brite Inc./(1)/                     40,080       416,030
Valmont Industries Inc.                        29,660       415,240
Three-Five Systems Inc./(1)/                   25,758       410,583
Buckeye Technologies Inc./(1)/                 41,246       408,335
Stein Mart Inc./(1)/                           49,739       407,860
United Natural Foods Inc./(1)/                 22,406       407,341
Bowne & Co. Inc.                               39,865       404,630
Checkpoint Systems Inc./(1)/                   36,848       402,749
Champion Enterprises Inc./(1)/                 57,633       400,549
Rare Hospitality International Inc./(1)/       25,750       400,155
Applied Industrial Technologies Inc.           23,645       399,364
Coca-Cola Bottling Co.                         10,566       398,866
Esterline Technologies Corp./(1)/              24,926       395,077
Thomas Industries Inc.                         18,288       394,106
Benchmark Electronics Inc./(1)/                23,658       390,830
Thor Industries Inc.                           14,309       390,636
Arctic Cat Inc.                                28,806       388,305
Landry's Seafood Restaurants Inc.              26,062       385,718
Unit Corp./(1)/                                43,376       385,179
Oshkosh B'gosh Inc. "A"                        14,743       383,318
WD-40 Company                                  18,621       382,662
Mutual Risk Management Ltd./(2)/               50,201       381,528
Tower Automotive Inc./(1)/                     53,209       381,509
O'Charley's Inc./(1)/                          22,218       381,039
Memberworks Inc./(1)/                          18,520       380,956
Dendrite International Inc./(1)/               47,750       379,135
First Republic Bank/(1)/                       16,380       375,921
Ryerson Tull Inc.                              29,901       375,258
Quanex Corp.                                   16,178       373,712
Micros Systems Inc./(1)/                       20,987       372,939
Aaron Rents Inc. "B"                           24,037       372,573
Lone Star Technologies Inc./(1)/               29,858       370,239
Alliance Semiconductor Corp./(1)/              51,473       369,576
CDI Corp./(1)/                                 23,012       369,343
Aspen Technology Inc./(1)(2)/                  36,883       368,830
Cohu Inc.                                      24,566       367,507
Deltic Timber Corp.                            14,340       362,802
Trenwick Group Ltd.                            44,462       361,031
Southwestern Energy Company/(1)/               30,395       360,181
Southwest Securities Group Inc./(2)/           20,811       357,533
Kaman Corp. "A"                                26,978       357,189
Systems & Computer Technology Corp./(1)/       39,662       356,958
Photon Dynamics Inc./(1)/                      15,360       355,584
Action Performance Companies Inc./(1)(2)/      19,340       352,181
Robbins & Myers Inc.                           14,083       347,146
ChemFirst Inc.                                 17,108       345,239
Remington Oil & Gas Corp./(1)/                 26,256       343,691
Steak n Shake Company (The)/(1)/               34,651       343,045
Chemed Corp.                                   11,864       341,683
Radiant Systems Inc./(1)/                      33,463       341,323
Myers Industries Inc.                          28,726       340,403
Prima Energy Corp./(1)/                        15,360       340,224
Inter-Tel Inc.                                 29,638       339,651
NUI Corp.                                      16,573       338,586
Quiksilver Inc./(1)/                           27,368       337,995
Sturm Ruger & Co. Inc.                         32,470       337,039
Parexel International Corp./(1)/               29,720       337,025
MGI Pharma Inc./(1)/                           25,158       336,362
Heidrick & Struggles International
  Inc./(1)(2)/                                 23,235       331,563
Theragenics Corp./(1)/                         35,722       330,071
Phillips-Van Heusen Corporation                33,149       328,175
Methode Electronics Inc. "A"                   43,145       325,745
Dril-Quip Inc./(1)/                            20,873       323,531
Ultratech Stepper Inc./(1)/                    26,674       319,288
Proxim Inc./(1)/                               32,561       317,470
Electroglas Inc./(1)/                          25,360       315,732
Stride Rite Corp.                              50,308       314,425
Lone Star Steakhouse & Saloon Inc.             29,005       313,254
Caraustar Industries Inc.                      33,613       310,584
Dimon Inc.                                     53,787       309,275
Kroll Inc./(1)/                                27,057       308,179
Seitel Inc./(1)/                               30,221       303,721
Astec Industries Inc./(1)/                     23,345       303,718
Phoenix Technologies Ltd./(1)/                 30,266       303,568
Pioneer-Standard Electronics Inc.              33,243       299,852
Omnova Solutions Inc.                          47,767       298,544
Roxio Inc./(1)/                                19,572       297,494
Therma-Wave Inc./(1)/                          28,950       297,317
Startek Inc./(1)/                              16,947       296,403
Allen Telecom Inc./(1)/                        33,881       294,765
Jakks Pacific Inc./(1)(2)/                     21,781       294,044
BE Aerospace Inc./(1)/                         38,679       293,960
K Swiss Inc. "A"                               11,973       293,937
Tetra Technologies Inc./(1)/                   16,801       292,673
Take-Two Interactive Software Inc./(1)(2)/     41,115       290,683

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 51
iShares S&P SmallCap 600 Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                       Shares         Value
-------------------------------------------------------------------

COMMON STOCKS (Continued)
-------------------------------------------------------------------
4Kids Entertainment Inc./(1)(2)/               14,581  $    290,162
Cascade Natural Gas Corp.                      13,324       287,798
Shopko Stores Inc./(1)/                        34,645       287,207
Lawson Products Inc.                           11,717       285,895
SPSS Inc./(1)/                                 16,545       284,739
AXT Inc./(1)(2)/                               26,771       283,773
Nuevo Energy Co./(1)(2)/                       20,164       281,288
Frontier Airlines Inc./(1)/                    33,794       279,814
Gerber Scientific Inc.                         26,585       279,143
Bei Technologies Inc.                          17,360       278,628
Discount Auto Parts Inc./(1)/                  20,165       278,277
Sierra Health Services Inc./(1)/               33,194       275,510
Advanced Tissue Sciences Inc./(1)/             77,465       275,001
Brush Engineered Materials                     19,984       274,780
Standex International Corp.                    14,566       274,569
Keithley Instruments Inc.                      19,052       273,396
MRO Software Inc./(1)/                         26,668       272,014
Cash American Investments Inc.                 29,826       271,417
Skyline Corp.                                  10,124       270,311
Consolidated Graphics Inc./(1)/                15,693       268,036
C-COR.net Corp./(1)/                           38,996       267,123
Stratos Lightwave Inc./(1)/                    77,336       266,809
Interface Inc. "A"                             61,423       264,119
New England Business Service Inc.              15,083       261,690
AAR Corp.                                      32,516       260,453
Arqule Inc./(1)/                               24,418       255,168
Lindsay Manufacturing Co.                      14,183       251,748
Magnetek Inc./(1)/                             27,361       251,174
Bel Fuse Inc. "B"                              12,914       251,048
Artesyn Technologies Inc./(1)/                 46,089       250,724
TBC Corp./(1)/                                 25,324       250,201
RadiSys Corp./(1)/                             20,739       248,868
Audiovox Corp. "A"/(1)/                        27,225       248,836
Pegasus Solutions Inc./(1)/                    29,517       247,352
Foster Wheeler Ltd./(2)/                       49,211       246,055
Polymedica Industries Corp./(1)(2)/            16,013       244,519
Central Vermont Public Service
  Corporation                                  13,934       243,706
Organogenesis Inc./(1)/                        41,597       243,342
Pope & Talbot Inc.                             18,843       241,190
Brown Shoe Company Inc.                        21,053       238,952
Applica Inc./(1)/                              27,872       235,518
Boston Communications Group Inc./(1)/          20,577       230,462
Ultimate Electronics Inc./(1)/                 13,225       229,454
Supertex Inc./(1)/                             14,968       228,112
Avid Technology Inc./(1)/                      31,146       227,054
Bangor Hydro-Electric Co.                       8,522       226,941
Natures Sunshine Products Inc.                 19,611       224,546
National Presto Industries Inc.                 8,307       223,458
Information Resources Inc./(1)/                35,044       222,529
Volt Information Sciences Inc./(1)/            18,358       219,929
Building Materials Holdings Corp./(1)/         15,525       217,971
Factory 2-U Stores Inc./(1)/                   15,407       215,698
Catapult Communications Corp./(1)/             15,597       214,615
RTI International Metals Inc./(1)/             25,214       210,537
Brightpoint Inc./(1)/                          67,332       208,729
Cygnus Inc./(1)(2)/                            37,055       206,396
APW Ltd./(1)/                                  49,209       205,694
X-Rite Inc.                                    25,828       204,041
Gymboree Co./(1)(2)/                           31,208       202,852
Carreker Corp./(1)/                            26,384       200,255
Quaker Chemical Corp.                          10,947       198,688
Century Aluminum Company                       24,706       197,895
Bassett Furniture Industries Inc.              14,148       197,648
Key Productions Co. Inc./(1)/                  16,863       194,768
Oxford Industries Inc.                          8,888       194,647
Valence Technology Inc./(1)/                   54,945       194,505
Luby's Inc./(1)/                               27,056       193,450
J & J Snack Foods Corp./(1)/                   10,280       192,750
SBS Technologies Inc./(1)/                     17,180       191,729
Wabash National Corp./(2)/                     27,763       191,565
Insurance Auto Auctions Inc./(1)/              14,151       191,039
Pinnacle Entertainment Inc./(1)/               31,392       186,782
Standard Microsystems Corp./(1)/               19,474       182,666
SCPIE Holdings Inc.                            11,270       181,447
Pinnacle Systems Inc./(1)/                     61,741       179,666
Concord Communications Inc./(1)/               20,058       178,516
Midas Inc.                                     17,993       178,131
Midwest Express Holdings Inc./(1)/             16,683       176,840
Cleveland-Cliffs Inc.                          12,242       176,285
Flow International Corp./(1)/                  18,206       176,234
Standard Motor Products Inc.                   15,026       175,804
PC-Tel Inc./(1)/                               23,088       173,160
Coachmen Industries Inc.                       19,044       171,396
Hancock Fabrics Inc.                           20,863       171,077
Butler Manufacturing Co.                        7,575       164,377
QRS Corp./(1)/                                 18,702       157,097
Labor Ready Inc./(1)/                          48,867       155,886
Symmetricom Inc./(1)/                          28,621       155,698
Bell Microproducts Inc./(1)/                   20,217       155,469

--------------------------------------------------------------------------------
 page 52                                                               i|Shares
iShares S&P SmallCap 600 Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                       Shares         Value
-------------------------------------------------------------------

COMMON STOCKS (Continued)
-------------------------------------------------------------------
IMCO Recycling Inc.                            19,218  $    149,900
Fedders Corp.                                  38,108       148,621
Material Sciences Corp./(1)/                   17,738       147,225
Wolverine Tube Inc./(1)/                       14,550       146,955
Nelson (Thomas) Inc.                           17,302       146,721
Concord Camera Corp./(1)/                      32,967       144,395
Spacelabs Medical Inc./(1)/                    11,711       142,874
Castle (A.M.) & Co.                            17,092       141,864
Penton Media Inc.                              38,522       136,753
Avant! Corp./(1)/                              45,178       133,727
CPI Corp.                                       9,293       133,540
Mesa Air Group Inc./(1)(2)/                    40,792       132,982
Titan International Inc.                       24,881       131,620
K2 Inc./(1)/                                   21,646       129,443
MapInfo Corp./(1)/                             17,583       128,356
Auspex Systems Inc./(1)/                       54,509       128,096
Lydall Inc./(1)/                               19,144       126,350
Davox Corp./(1)/                               15,422       122,605
Jo-Ann Stores Inc./(1)/                        22,102       119,351
Goody's Family Clothing Inc./(1)/              39,126       119,334
Salton Inc./(1)(2)/                            13,815       118,256
SCM Microsystems Inc./(1)/                     18,492       114,835
Green Mountain Power Corp.                      6,788       112,002
Aspect Communications Corp./(1)/               62,285       111,490
Rainbow Technologies Inc./(1)/                 31,465       110,128
SLI Inc.                                       42,145       109,156
Cross /(A.T.)Company(1)                        20,537       108,846
Aware Inc./(1)/                                27,291       107,527
SONICblue Inc./(1)/                            98,422       107,280
ZixIt Corp./(1)(2)/                            20,558        99,090
Angelica Corp.                                 10,384        98,648
Department 56 Inc./(1)/                        15,531        98,622
Steel Technologies Inc.                        12,350        96,021
Digi International Inc./(1)/                   18,393        96,011
Tenneco Automotive Inc.                        45,370        95,277
Penford Corp.                                   9,035        94,868
Hologic Inc./(1)/                              18,713        94,501
Ashworth Inc./(1)/                             15,880        91,151

                                            Shares or
Security                                    Principal         Value
-------------------------------------------------------------------
ePresence Inc./(1)/                            28,867  $     89,199
Analysts International Corp.                   29,186        89,017
Haggar Corp.                                    7,847        88,671
Mississippi Chemical Corp./(1)/                31,542        86,741
Visual Networks Inc./(1)/                      37,954        86,535
Intermet Corp.                                 30,634        85,775
Commonwealth Industries                        19,858        84,198
Orbital Sciences Corp./(1)/                    45,868        83,480
Captaris Inc./(1)/                             39,067        81,650
Network Equipment Technologies Inc./(1)/       26,355        79,065
Curative Health Services Inc./(1)/              8,534        77,233
Hall Kinion & Associates Inc./(1)/             15,922        77,222
Huffy Corp./(1)/                               12,351        77,194
Royal Appliance Manufacturing Co./(1)/         16,688        75,930
Franklin Covey Co./(1)/                        23,967        75,496
Meade Instruments Corp./(1)/                   19,879        75,143
Amcast Industrial Corp./(2)/                   10,149        68,506
Enesco Group Inc./(1)/                         16,477        68,380
BMC Industries Inc.                            33,106        67,536
Osteotech Inc./(1)/                            16,918        59,721
International Fibercom Inc./(1)/               43,071        51,685
Computer Task Group Inc./(1)/                  25,186        50,372
Brooktrout Inc./(1)/                           14,636        48,152
Mayor's Jewelers Inc./(1)/                     23,306        45,214
SpeedFam-IPEC Inc./(1)/                        36,352        39,987
Innovex Inc./(1)/                              18,113        25,177
-------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $456,337,048)                                    377,695,886
-------------------------------------------------------------------

SHORT TERM INSTRUMENTS - 10.42%
-------------------------------------------------------------------
Dreyfus Money Market Fund/(3)/            $19,172,743    19,172,743
Goldman Sachs Financial Square Prime
  Obligation Fund/(3)/                      2,127,904     2,127,904
Providian Temp Cash Money Market Fund/(3)/ 18,082,466    18,082,466
-------------------------------------------------------------------

TOTAL SHORT TERM INSTRUMENTS
(Cost: $39,383,113)                                      39,383,113
-------------------------------------------------------------------

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 53
iShares S&P Smallcap 600 Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                     Principal        Value
-------------------------------------------------------------------

REPURCHASE AGREEMENT - 0.07%
-------------------------------------------------------------------
Investors Bank & Trust Tri-Party
Repurchase Agreement, dated 09/28/01,
due 10/01/01, with a maturity value of
$265,641 and an effective yield of 2.90%.    $ 265,577 $    265,577
-------------------------------------------------------------------

TOTAL REPURCHASE AGREEMENT
(Cost: $265,577)                                            265,577
-------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES -- 110.38%
(Cost $495,985,738)                                     417,344,576
-------------------------------------------------------------------

Other Assets, Less Liabilities -- (10.38%)              (39,256,592)
-------------------------------------------------------------------

NET ASSETS -- 100.00%                                  $378,087,984
===================================================================

/(1)/ Non-income earning securities.
/(2)/ Denotes all or part of security on loan. See Note 5.
/(3)/ Represents investment of collateral received from securities lending transactions. See Note 5.

See notes to financial statements.

--------------------------------------------------------------------------------
 page 54                                                               i|Shares
iShares S&P SmallCap 600 BARRA Growth Index Fund
Schedule of Investments
September 30, 2001 (Unaudited)

Security                                      Shares        Value
-------------------------------------------------------------------

COMMON STOCKS - 99.88%
-------------------------------------------------------------------
AdvancePCS/(1)/                               14,573  $ 1,046,050
Universal Health Services Inc. "B"/(1)/       21,011    1,025,337
Cephalon Inc./(1)(2)/                         17,377      866,765
New York Community Bancorp                    36,906      856,588
Commerce Bancorp Inc.                         11,282      767,176
Varian Medical Systems Inc./(1)/              11,629      746,000
Alliant Techsystems Inc./(1)/                  7,373      631,129
Constellation Brands Inc./(1)/                14,706      612,652
Cerner Corp./(1)(2)/                          12,192      603,504
XTO Energy Inc.                               42,975      599,501
Louis Dreyfus Natural Gas Corp./(1)/          15,399      599,021
Whole Foods Market Inc./(1)/                  18,765      589,409
99 Cents Only Stores/(1)/                     18,042      583,659
ResMed Inc./(1)(2)/                           10,961      556,819
Copart Inc./(1)/                              19,364      542,386
Pharmaceutical Product Development
  Inc./(1)/                                   18,075      529,417
Medicis Pharmaceutical Corp. "A"/(1)/         10,585      529,038
O'Reilly Automotive Inc./(1)/                 18,094      518,393
Renal Care Group Inc./(1)/                    16,614      511,213
Philadelphia Suburban Corp.                   18,959      497,863
Cullen/Frost Bankers Inc.                     18,066      486,879
First Midwest Bancorp Inc.                    14,225      480,520
OM Group Inc.                                  8,388      461,340
Hudson United Bancorp                         16,445      456,184
Fleming Companies Inc./(2)/                   15,359      453,091
Invacare Corp.                                10,708      433,674
Techne Corp./(1)/                             14,517      427,235
Orthodontic Centers of America
  Inc./(1)(2)/                                17,219      424,448
National Data Corp./(2)/                      11,752      423,072
Zebra Technologies Corp. "A"/(1)/             11,045      413,746
Diagnostic Products Corp.                      9,787      413,207
Shaw Group Inc./(1)(2)/                       14,398      405,592
Province Healthcare Co./(1)/                  10,963      402,781
NVR Inc./(1)/                                  2,853      400,875
AptarGroup Inc.                               12,535      398,613
Cheesecake Factory /(The)/(1)                 16,564      396,708
Roper Industries Inc.                         10,757      387,144
Priority Healthcare Corp. "B"/(1)/            15,918      382,032
Jack in the Box Inc./(1)/                     13,634      381,752
Applebee's International Inc.                 12,926      381,317
Ethan Allen Interiors Inc.                    13,804      379,610
Respironics Inc./(1)/                         10,623      377,754
Harman International Industries Inc.          11,216      375,736
Timberland Co. "A"/(1)/                       13,825      374,658
Global Payments Inc.                          12,691      373,115
Fair Isaac and Co. Inc.                        7,761      366,552
Ruby Tuesday Inc.                             22,471      352,795
Mid Atlantic Medical Services Inc./(1)/       16,707      350,847
Community First Bankshares Inc.               14,417      346,296
Southwest Bancorp of Texas Inc./(1)/          11,515      342,571
Regeneron Pharmaceuticals Inc./(1)/           15,268      339,560
Pediatrix Medical Group Inc./(1)/              8,192      334,152
CEC Entertainment Inc./(1)/                    9,692      330,497
Accredo Health Inc./(1)/                       9,070      330,148
SkyWest Inc.                                  19,659      328,698
Graco Inc.                                    10,788      325,798
Axcelis Technologies Inc./(1)/                34,040      321,678
THQ Inc./(1)/                                  7,452      321,554
Polaris Industries Partners LP "A"             8,220      315,484
Tetra Tech Inc./(1)/                          14,247      314,859
BARRA Inc./(1)/                                7,383      310,234
Haemonetics Corp./(1)/                         8,887      307,579
NBTY Inc./(1)/                                22,873      301,009
Cambrex Corp.                                  8,948      300,026
Cognex Corp./(1)/                             15,246      299,127
TrustCo Bank Corp.                            21,736      298,653
MAXIMUS Inc./(1)/                              7,495      297,776
Alpha Industries Inc./(1)(2)/                 15,216      294,734
Idex Corp./(2)/                               10,638      294,141
Varian Semiconductor Equipment
  Associates Inc./(1)/                        11,332      292,932
Mercury Computer Systems Inc./(1)(2)/          7,621      286,169
Black Box Corp./(1)(2)/                        6,712      282,441
Sonic Corp./(1)/                               9,301      282,006
FactSet Research Systems Inc.                 11,575      280,809
Stillwater Mining Co./(1)/                    13,553      272,686
Syncor International Corp./(1)(2)/             8,557      272,369
IDEXX Laboratories Inc./(1)/                  11,519      269,199
Arbitron Inc./(1)/                            10,215      267,224
ITT Educational Services Inc./(1)/             8,306      265,792
American Italian Pasta Co. "A"/(1)/            6,127      264,993
Argosy Gaming Co./(1)/                        10,088      264,306
RehabCare Group Inc./(1)/                      5,946      258,710
Heartland Express Inc./(1)/                   11,109      255,396
Microsemi Corp./(1)/                           9,785      254,899
Corinthian Colleges Inc./(1)/                  7,424      250,263
Administaff Inc./(1)/                          9,574      248,924
Cryolife Inc./(1)/                             6,583      247,587

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 55
iShares S&P SmallCap 600/BARRA Growth Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                      Shares        Value
-----------------------------------------------------------------

COMMON STOCKS (continued)
-----------------------------------------------------------------
Sybron Dental Specialties Inc./(1)/            13,224  $   245,966
ADVO Inc./(1)/                                  7,126      242,284
Cooper Companies Inc.                           5,115      239,893
Owens & Minor Inc.                             11,699      237,490
Kopin Corp./(1)(2)/                            22,759      237,376
Baldor Electric Co.                            11,880      235,818
Surmodics Inc./(1)(2)/                          5,859      234,067
Aeroflex Inc./(1)/                             20,886      229,746
Delta & Pine Land Co.                          13,495      229,145
Harland (John H.) Co.                          10,164      222,592
Chico's FAS Inc./(1)(2)/                        9,339      219,933
Cabot Oil & Gas Corp. "A"                      11,006      219,570
FYI Inc./(1)/                                   5,791      217,278
Hilb Rogal & Hamilton Co.                       4,746      216,465
CACI International Inc. "A"/(1)/                3,958      216,344
Anchor Gaming/(1)/                              5,205      216,007
Mentor Corp.                                    8,301      210,015
Vicor Corp./(1)/                               14,821      209,124
Electro Scientific Industries Inc./(1)/         9,458      207,603
Manitowoc Co. Inc.                              8,514      206,379
Insight Enterprises Inc./(1)/                  14,513      205,214
Atlantic Coast Airlines Holdings Inc./(1)/     15,086      200,644
Dionex Corp./(1)/                               7,776      196,111
Sterling Bancshares Inc.                       14,757      195,088
Metro One Telecommunications Inc./(1)(2)/       8,396      194,787
WMS Industries Inc./(1)/                       11,122      194,524
UCBH Holdings Inc.                              6,610      192,880
Impath Inc./(1)/                                5,586      192,773
SCP Pool Corp./(1)/                             8,985      191,830
Woodward Governor Co.                           3,954      191,571
Landstar System Inc./(1)/                       2,985      191,040
CAL Dive International Inc./(1)/               11,363      189,308
East West Bancorp Inc.                          8,087      189,155
Advanced Energy Industries Inc./(1)(2)/        11,113      184,809
Elantec Semiconductor Inc./(1)/                 7,878      180,800
Kronos Inc./(1)/                                4,366      179,224
Cymer Inc./(1)/                                10,689      179,041
Georgia Gulf Corp.                             11,109      178,522
Hot Topic Inc./(1)(2)/                          7,103      178,285
Forward Air Corp./(1)/                          7,542      177,539
Teledyne Technologies Inc./(1)/                11,099      177,029
Power Integrations Inc./(1)/                    9,670      176,187
American Management Systems Inc./(1)/          14,576      175,058
Progress Software Corp./(1)/                   12,396      173,420
Libbey Inc.                                     5,366      173,054
Patina Oil & Gas Corp.                          7,482      172,086
Christopher & Banks Corp./(1)(2)/               5,684      171,145
Panera Bread Co. "A"/(1)/                       4,885      170,926
Astropower Inc./(1)(2)/                         4,916      169,651
C&D Technologies Inc.                           9,144      168,250
Fossil Inc./(1)(2)/                            10,500      164,955
ATMI Inc./(1)/                                 10,596      163,708
Insituform Technologies Inc. "A"/(1)/           9,385      160,014
Midway Games Inc./(1)(2)/                      13,210      159,973
Plains Resource Inc./(1)/                       6,134      159,484
CUNO Inc./(1)/                                  5,737      159,202
Pacific Sunwear of California Inc./(1)/        11,364      156,255
Rogers Corp./(1)/                               5,463      153,565
Arthocare Corp./(1)(2)/                         7,800      152,880
Enzo Biochem Inc./(1)(2)/                       8,992      152,504
Bio-Technology General Corp./(1)/              20,077      150,176
P.F. Chang's China Bistro Inc./(1)(2)/          4,156      149,284
CARBO Ceramics Inc.                             5,225      144,732
CTS Corp.                                       9,727      143,668
NYFIX Inc./(1)/                                10,000      143,000
Hooper Holmes Inc.                             22,742      141,910
Noven Pharmaceuticals Inc./(1)/                 7,810      141,361
Wet Seal Inc. "A"/(1)/                          7,577      139,493
Vital Sign Inc.                                 4,529      138,587
Viasat Inc./(1)/                                7,698      137,332
Cost Plus Inc./(1)/                             7,403      135,919
Oceaneering International Inc./(1)/             8,197      132,545
Trimble Navigation Ltd./(1)/                    8,514      129,839
Intermagnetics General Corp./(1)/               5,523      128,465
On Assignment Inc./(1)/                         7,985      128,399
Helix Technology Corp.                          7,898      128,264
Atwood Oceanics Inc./(1)/                       4,856      126,256
Itron Inc./(1)/                                 5,443      125,298
Genesco Inc./(1)(2)/                            7,675      124,719
Veritas DGC Inc./(1)/                          11,143      124,244
INAMED Corp./(1)/                               7,178      122,026
InterVoice-Brite Inc./(1)/                     11,643      120,854
United Natural Foods Inc./(1)/                  6,514      118,425
Coca-Cola Bottling Co.                          3,067      115,779
Oshkosh B'gosh Inc. "A"                         4,288      111,488
WD-40 Company                                   5,418      111,340
Memberworks Inc./(1)/                           5,387      110,811
Dendrite International Inc./(1)/               13,862      110,064

--------------------------------------------------------------------------------
 page 56                                                                iShares
iShares S&P SmallCap 600/BARRA Growth Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                      Shares        Value
-----------------------------------------------------------------

COMMON STOCKS (continued)
-----------------------------------------------------------------
Lone Star Technologies Inc./(1)/               8,680  $   107,632
Aspen Technology Inc./(1)/                    10,708      107,080
Southwestern Energy Company/(1)/               8,837      104,718
Photon Dynamics Inc./(1)/                      4,465      103,365
Action Performance Companies Inc./(1)(2)/      5,605      102,067
Remington Oil & Gas Corp./(1)/                 7,621       99,759
Radiant Systems Inc./(1)/                      9,720       99,144
Prima Energy Corp./(1)/                        4,458       98,745
Inter-Tel Inc.                                 8,609       98,659
Quiksilver Inc./(1)/                           7,951       98,195
MGI Pharma Inc./(1)/                           7,303       97,641
Dril-Quip Inc./(1)/                            6,070       94,085
Roxio Inc./(1)/                                5,698       86,610
Therma-Wave Inc./(1)/                          8,410       86,371
Startek Inc./(1)/                              4,917       85,998
Tetra Technologies Inc./(1)/                   4,882       85,044
Take-Two Interactive Software Inc./(1)(2)/    11,944       84,444
AXT Inc./(1)(2)/                               7,780       82,468
Frontier Airlines Inc./(1)/                    9,811       81,235
Bei Technologies Inc.                          5,047       81,004
Advanced Tissue Sciences Inc./(1)/            22,512       79,918
Keithley Instruments Inc.                      5,523       79,255
Stratos Lightwave Inc./(1)/                   22,471       77,525
Lindsay Manufacturing Co.                      4,118       73,095
RadiSys Corp./(1)/                             6,036       72,432
Polymedica Industries Corp./(1)(2)/            4,652       71,036
Organogenesis Inc./(1)/                       12,092       70,738
Ultimate Electronics Inc./(1)/                 3,838       66,589
Avid Technology Inc./(1)/                      9,041       65,909
Factory 2-U Stores Inc./(1)/                   4,473       62,622
Catapult Communications Corp./(1)/             4,536       62,415
Cygnus Inc./(1)/                              10,715       59,683
X-Rite Inc.                                    7,509       59,321
Valence Technology Inc./(1)/                  15,954       56,477
Flow International Corp./(1)/                  5,303       51,333
Symmetricom Inc./(1)/                          8,318       45,250
CPI Corp.                                      2,695       38,727

                                           Shares or
Security                                   Principal        Value
-----------------------------------------------------------------
Mesa Air Group Inc./(1)/                      11,852  $    38,638
MapInfo Corp./(1)/                             5,112       37,318
Auspex Systems Inc./(1)/                      15,820       37,177
Aware Inc./(1)/                                7,917       31,193
Visual Networks Inc./(1)/                     10,998       25,075
Orbital Sciences Corp./(1)/                   13,339       24,277
BE Aerospace Inc./(1)/                         2,233       16,971
-----------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $62,227,582)                                    54,451,578
-----------------------------------------------------------------

SHORT TERM INSTRUMENTS - 7.08%
-----------------------------------------------------------------
Dreyfus Money Market Fund/(3)/            $1,387,803    1,387,803
Goldman Sachs Financial Square Prime
  Obligation Fund/(3)/                       697,969      697,969
Providian Temp Cash Money Market Fund/(3)/ 1,770,645    1,770,645
-----------------------------------------------------------------

TOTAL SHORT TERM INSTRUMENTS
(Cost: $3,856,417)                                      3,856,417
-----------------------------------------------------------------

REPURCHASE AGREEMENT - 0.01%
-----------------------------------------------------------------
Investors Bank & Trust Tri-Party Repurchase
  Agreement, dated 09/28/01, due 10/01/01,
  with a maturity value of $7,295 and an
  effective yield of 2.90%.                    7,293        7,293
-----------------------------------------------------------------

TOTAL REPURCHASE AGREEMENT
(Cost: $7,293)                                              7,293
-----------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES -- 106.97%
(Cost $66,091,292)                                     58,315,288
-----------------------------------------------------------------

Other Assets, Less Liabilities -- (6.97%)              (3,799,165)
-----------------------------------------------------------------

NET ASSETS -- 100.00%                                 $54,516,123
=================================================================

/(1)/ Non-income earning securities.
/(2)/ Denotes all or part of security on loan. See Note 5.
/(3)/ Represents investment of collateral received from securities lending transactions. See Note 5.

See notes to financial statements.

--------------------------------------------------------------------------------
 iShares Schedules of Investments                                       Page 57
iShares S&P SmallCap 600/BARRA Value Index Fund
Schedule of Investments
September 30, 2001 (Unaudited)

Security                                      Shares        Value
-----------------------------------------------------------------

COMMON STOCKS - 99.76%
------------------------------------------------------------------
Smithfield Foods Inc./(1)/                   115,271  $  2,426,455
D.R. Horton Inc.                              82,085     1,712,293
Coventry Health Care Inc./(1)/                70,301     1,659,104
Washington Federal Inc.                       62,588     1,567,829
RGS Energy Group Inc.                         37,547     1,453,069
First American Corp.                          70,759     1,432,870
Newfield Exploration Co./(1)/                 48,502     1,416,258
Raymond James Financial Inc.                  51,876     1,408,433
Pogo Producing Co./(2)/                       58,170     1,366,995
Commercial Federal Corp.                      55,760     1,353,295
Downey Financial Corp.                        30,629     1,351,658
Michaels Stores Inc./(1)/                     34,629     1,265,344
Alpharma Inc. "A"/(2)/                        43,708     1,258,790
Whitney Holding Corp.                         28,536     1,227,048
United Bancshares Inc.                        45,087     1,217,349
Southern Union Co./(1)/                       58,117     1,216,389
Toll Brothers Inc./(1)/                       39,599     1,174,902
Massey Energy Co.                             80,167     1,174,447
Performance Food Group Co./(1)/               39,719     1,133,183
Corn Products International Inc.              38,306     1,100,531
Piedmont Natural Gas Co.                      34,848     1,085,167
Vintage Petroleum Inc.                        68,409     1,084,283
United Stationers Inc./(1)/                   36,192     1,081,055
Scotts Co. (The)"A"/(1)/                      31,061     1,059,180
Mueller Industries Inc./(1)/                  36,242     1,040,145
La-Z-Boy Inc.                                 65,425     1,033,061
Zale Corp./(1)/                               37,297       987,625
Anixter International Inc./(1)(2)/            38,967       965,602
Florida Rock Industries Inc.                  30,337       956,829
Atmos Energy Corp./(2)/                       43,942       949,147
Susquehanna Bancshares Inc.                   42,592       947,672
Regis Corp.                                   44,944       942,026
Stone Energy Corp./(1)/                       28,324       912,033
Jeffries Group Inc.                           27,133       895,389
Timken Co.                                    65,155       892,624
US Freightways Corp.                          28,530       890,136
Staten Island Bancorp Inc.                    36,102       889,914
Tom Brown Inc./(1)/                           42,402       886,202
Chittenden Corp.                              34,878       885,901
Pier 1 Imports Inc.                          104,634       868,462
Werner Enterprises Inc.                       51,211       856,248
Coherent Inc./(1)/                            30,064       853,818
New Jersey Resources Corp.                    19,312       853,784
Adaptec Inc./(1)/                            107,038       841,319
Linens 'N Things Inc./(1)/                    44,015       817,799
Technitrol Inc.                               36,515       814,285
Men's Wearhouse Inc. (The)/(1)/               44,439       803,457
UGI Corp.                                     29,442       797,878
PolyOne Corp.                                101,959       795,280
Reliance Steel & Aluminum Co.                 33,359       792,610
Seacor Smit Inc./(1)/                         21,768       777,118
US Oncology Inc./(1)/                        102,588       764,281
Kansas City Southern Industries Inc./(1)/     63,376       760,512
Energen Corp.                                 33,579       755,527
Footstar Inc./(1)/                            21,605       747,533
First BanCorp.                                28,905       747,483
Delphi Financial Group Inc. "A"               22,048       745,222
UIL Holdings Corporation                      15,555       741,818
Brady Corp. "A"                               24,842       740,292
Southwest Gas Corp.                           34,695       735,534
South Financial Group Inc. (The)/(2)/         46,239       732,426
Briggs & Stratton Corp./(2)/                  23,465       732,343
Exar Corp./(1)/                               42,225       730,492
M.D.C. Holdings Inc.                          26,269       728,177
CH Energy Group Inc.                          17,766       721,300
HNC Software Inc./(1)/                        37,648       704,018
Tredegar Corporation                          41,408       703,936
MAF Bancorp Inc.                              24,496       702,055
Avista Corp.                                  51,399       699,026
Texas Industries Inc.                         22,589       698,000
General Communication Inc. "A"/(1)/           57,565       696,536
Simpson Manufacturing Co. Inc./(1)/           13,124       695,572
Ryland Group Inc.                             14,537       693,270
AnnTaylor Stores Corp./(1)/                   31,377       687,784
Evergreen Resources Inc./(1)/                 20,012       679,407
Burlington Coat Factory Warehouse Corp.       48,095       678,139
Philadelphia Consolidated Holding Co./(1)/    19,377       673,157
Hain Celestial Group Inc./(1)/                36,465       671,321
ABM Industries Inc.                           25,806       666,053
Oshkosh Truck Corp.                           18,134       656,813
LandAmerica Financial Group Inc.              19,567       650,603
Pep Boys-Manny Moe & Jack Inc.                58,099       641,994
Selective Insurance Group Inc.                27,486       641,248
Standard-Pacific Corp.                        32,807       640,065
Casey's General Store Inc.                    53,795       639,623
Bally Total Fitness Holding Corp./(1)(2)/     31,369       637,104
Northwest Natural Gas Co.                     27,229       636,886
CLARCOR Inc.                                  26,590       635,501

--------------------------------------------------------------------------------
 page 58                                                               i|Shares
iShares S&P SmallCap 600/BARRA Value Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                      Shares        Value
-----------------------------------------------------------------

COMMON STOCKS (continued)
------------------------------------------------------------------
Tucker Anthony Sutro Corporation              26,576  $    633,572
Ralcorp Holdings Inc./(1)/                    32,499       632,431
Datascope Corp.                               16,084       623,738
American Financial Holdings Inc.              25,138       617,138
Wolverine World Wide Inc.                     45,042       605,364
Photronics Inc./(1)/                          32,383       597,466
Great Atlantic & Pacific Tea Co.              41,690       596,584
G&K Services Inc. "A"                         22,446       595,941
Kirby Corp./(1)/                              26,128       587,880
Paxar Corp./(1)/                              45,982       586,270
School Specialty Inc./(1)/                    19,104       583,818
Toro Co.                                      13,798       580,896
Russ Berrie & Co. Inc.                        21,816       580,306
Kulicke & Soffa Industries Inc./(1)(2)/       53,213       580,022
Provident Bankshares Corp.                    27,887       577,261
IHOP Corp./(1)/                               21,892       573,570
Hughes Supply Inc.                            25,701       573,132
Analogic Corp.                                14,103       571,171
Lennox International Inc.                     61,052       567,784
Ryan's Family Steak Houses Inc./(1)/          33,142       567,391
NorthWestern Corp.                            25,755       566,610
Cable Design Technologies Corp./(1)/          47,593       563,977
Group 1 Automotive Inc./(1)/                  21,188       562,541
Triarc Companies Inc./(1)/                    24,216       559,390
Arnold Industries Inc.                        26,920       557,244
Swift Energy Co./(1)/                         26,879       554,245
Arch Chemicals Inc.                           24,121       547,547
Central Parking Corp.                         39,019       545,876
DuPont Photomasks Inc./(1)/                   19,366       537,987
Aztar Corp.(1)                                40,967       535,848
Yellow Corporation/(1)/                       26,270       534,332
GenCorp. Inc.                                 46,434       526,562
Harmonic Inc./(1)(2)/                         63,336       513,022
Roadway Express Inc.                          21,067       507,504
UniSource Energy Corp.                        36,217       507,038
Profit Recovery Group International Inc.
  (The)/(1)(2)/                               51,583       504,482
Brooks Automation Inc./(1)/(2)/               18,914       502,923
Belden Inc.                                   26,697       501,904
Armor Holdings Inc./(1)/                      25,062       496,228
Laclede Gas Co.                               20,536       492,864
Steel Dynamics Inc./(1)(2)/                   49,584       490,386
FirstFed Financial Corp./(1)/                 18,783       488,358
St. Mary Land & Exploration Co.               30,637       488,047
Hutchinson Technology Inc./(1)/               27,217       484,463
Conmed Corp./(1)/                             27,289       483,015
Riggs National Corp.                          30,955       479,803
Winnebago Industries Inc.                     22,326       478,893
Russell Corp.                                 34,713       476,609
ESS Technology Inc./(1)/                      46,400       474,208
Dime Community Bancshares                     18,550       469,686
Hyperion Solutions Corp./(1)/                 35,155       469,671
Zenith National Insurance Corp.               19,040       468,384
Information Holdings Inc./(1)/                23,536       462,247
Arkansas Best Corp./(1)/                      22,184       459,431
Park Electrochemical Corp.                    21,093       458,773
Spherion Corporation/(1)/                     63,530       457,416
Kellwood Co.                                  24,724       457,394
Actel Corp./(1)/                              25,677       456,024
Input/Output Inc./(1)/                        55,602       454,824
Elcor Corp./(2)/                              20,923       450,472
AO Smith Corp. "B"                            25,643       449,778
Offshore Logistics Inc./(1)/                  23,284       446,820
Dress Barn Inc./(1)/                          19,979       445,532
Monaco Coach Corp./(1)/                       30,987       441,565
Financial Federal Corp./(1)(2)/               17,912       438,844
RLI Corp.                                     10,669       437,429
MacDermid Inc.                                34,237       436,179
Standard Register Co.                         30,019       435,276
Griffon Corporation/(1)/                      35,569       433,942
Milacron Inc.                                 36,206       433,024
Nash Finch Co.                                12,636       430,888
Prime Hospitality Corp./(1)/                  48,959       430,839
SPS Technologies Inc./(1)/                    14,231       430,345
Barnes Group Inc.                             20,123       428,620
URS Corp./(1)/                                18,584       427,432
Chesapeake Corp.                              16,465       425,620
Nautica Enterprises Inc./(1)/                 35,931       425,423
Fremont General Corp.                         76,934       420,060
JLG Industries Inc.                           45,617       417,852
Ionics Inc./(1)/                              18,787       415,381
Regal-Beloit Corp.                            22,706       414,385
Anchor BanCorp Wisconsin Inc.                 24,939       413,987
DMC Stratex Networks Inc./(1)/                80,219       413,930
Universal Forest Products Inc.                21,539       409,672
American States Water Co.                     10,973       406,001
Cato Corp. "A"                                27,098       405,386
Triumph Group Inc./(1)/                       17,232       401,506

--------------------------------------------------------------------------------
 iShares Schedules of Investments                                       page 59
iShares S&P SmallCap 600/BARRA Value Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                      Shares        Value
-----------------------------------------------------------------

COMMON STOCKS (continued)
------------------------------------------------------------------
Pre-Paid Legal Services Inc./(1)(2)/          23,224  $    400,382
Wellman Inc.                                  34,604       399,676
GBC Bancorp                                   12,766       398,555
Fleetwood Enterprises Inc./(2)/               35,637       398,422
Apogee Enterprises Inc.                       30,709       396,146
General Semiconductor Inc./(1)/               41,200       395,520
Commercial Metals Co.                         14,137       393,009
Ciber Inc./(1)/                               62,144       391,507
Sola International Inc./(1)/                  25,817       391,386
International Multifoods Corp.                20,441       390,423
FileNET Corp./(1)/                            38,453       387,222
Schweitzer-Mauduit International Inc.         16,138       382,793
Read-Rite Corp./(1)/                         129,567       382,223
Marcus Corp.                                  31,758       381,096
Verity Inc./(1)/                              37,692       380,689
Watsco Inc.                                   29,029       379,990
Pericom Semiconductor Corp./(1)/              27,315       379,678
Watts Industries Inc. "A"                     28,862       378,092
Gardner Denver Inc./(1)/                      16,916       375,535
Valmont Industries Inc.                       26,752       374,528
Three-Five Systems Inc./(1)/                  23,222       370,159
Buckeye Technologies Inc./(1)/                37,240       368,676
Stein Mart Inc./(1)/                          44,899       368,172
Bowne & Co. Inc.                              36,000       365,400
Checkpoint Systems Inc./(1)/                  33,273       363,674
Champion Enterprises Inc./(1)/                52,027       361,588
Rare Hospitality International Inc./(1)/      23,238       361,119
Applied Industrial Technologies Inc.          21,327       360,213
Esterline Technologies Corp./(1)/             22,512       356,815
Thomas Industries Inc.                        16,519       355,984
Benchmark Electronics Inc./(1)/               21,364       352,933
Thor Industries Inc.                          12,912       352,498
Arctic Cat Inc.                               26,010       350,615
Landry's Seafood Restaurants Inc.             23,546       348,481
Unit Corp./(1)/                               39,198       348,078
Mutual Risk Management Ltd./(2)/              45,367       344,789
Tower Automotive Inc./(1)/                    48,029       344,368
O'Charley's Inc./(1)/                         20,048       343,823
First Republic Bank/(1)/                      14,798       339,614
Ryerson Tull Inc.                             27,019       339,088
Quanex Corp.                                  14,618       337,676
Micros Systems Inc./(1)/                      18,949       336,724
Aaron Rents Inc. "B"                          21,684       336,102
Alliance Semiconductor Corp./(1)/             46,501       333,877
CDI Corp./(1)/                                20,786       333,615
Cohu Inc.                                     22,172       331,693
Deltic Timber Corp.                           12,952       327,686
Trenwick Group Ltd.                           40,228       326,651
Southwest Securities Group Inc./(2)/          18,781       322,658
Kaman Corp. "A"                               24,369       322,646
Systems & Computer Technology Corp./(1)/      35,788       322,092
Robbins & Myers Inc.                          12,717       313,474
ChemFirst Inc.                                15,449       311,761
Steak n Shake Company (The)/(1)/              31,317       310,038
Chemed Corp.                                  10,710       308,448
Myers Industries Inc.                         25,953       307,543
NUI Corp.                                     14,965       305,735
Sturm Ruger & Co. Inc.                        29,327       304,414
Parexel International Corp./(1)/              26,835       304,309
Heidrick & Struggles International
  Inc./(1)/                                   20,998       299,641
Theragenics Corp./(1)/                        32,307       298,517
Phillips-Van Heusen Corporation               29,979       296,792
Methode Electronics Inc. "A"                  38,977       294,276
Ultratech Stepper Inc./(1)/                   24,098       288,453
Proxim Inc./(1)/                              29,436       287,001
Electroglas Inc./(1)/                         22,906       285,180
Stride Rite Corp.                             45,461       284,131
Lone Star Steakhouse & Saloon Inc.            26,206       283,025
Caraustar Industries Inc.                     30,400       280,896
Dimon Inc.                                    48,582       279,346
Kroll Inc./(1)/                               24,426       278,212
Seitel Inc./(1)/                              27,354       274,908
Astec Industries Inc./(1)/                    21,106       274,589
Phoenix Technologies Ltd./(1)/                27,351       274,331
Pioneer-Standard Electronics Inc.             30,056       271,105
Omnova Solutions Inc.                         43,201       270,006
Allen Telecom Inc./(1)/                       30,649       266,646
K Swiss Inc. "A"                              10,830       265,876
Jakks Pacific Inc./(1)(2)/                    19,686       265,761
4Kids Entertainment Inc./(1)(2)/              13,170       262,083
Cascade Natural Gas Corp.                     12,045       260,172
Shopko Stores Inc./(1)/                       31,311       259,568
Lawson Products Inc.                          10,593       258,469
SPSS Inc./(1)/                                14,965       257,548
Nuevo Energy Co./(1)/                         18,225       254,239
Gerber Scientific Inc.                        24,091       252,955
Discount Auto Parts Inc./(1)/                 18,226       251,519
Sierra Health Services Inc./(1)/              30,056       249,465

--------------------------------------------------------------------------------
 page 60                                                               i|Shares
iShares S&P SmallCap 600/BARRA Value Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                      Shares         Value
------------------------------------------------------------------

COMMON STOCKS (continued)
------------------------------------------------------------------
Standex International Corp.                   13,184  $    248,518
Brush Engineered Materials                    18,073       248,504
MRO Software Inc./(1)/                        24,120       246,024
Cash American Investments Inc.                27,008       245,773
Skyline Corp.                                  9,163       244,652
Consolidated Graphics Inc./(1)/               14,208       242,673
C-COR.net Corp./(1)/                          35,297       241,784
Interface Inc. "A"                            55,568       238,942
New England Business Service Inc.             13,651       236,845
AAR Corp.                                     29,415       235,614
Arqule Inc./(1)/                              22,137       231,332
Bel Fuse Inc. "B"                             11,692       227,292
Magnetek Inc./(1)/                            24,749       227,196
Artesyn Technologies Inc./(1)/                41,675       226,712
TBC Corp./(1)/                                22,937       226,618
Audiovox Corp. "A"/(1)/                       24,690       225,667
Pegasus Solutions Inc./(1)/                   26,722       223,930
Foster Wheeler Ltd./(2)/                      44,517       222,585
Central Vermont Public Service
  Corporation                                 12,610       220,549
Pope & Talbot Inc.                            17,077       218,586
Brown Shoe Company Inc.                       19,059       216,320
Applica Inc./(1)/                             25,247       213,337
Boston Communications Group Inc./(1)/         18,617       208,510
Supertex Inc./(1)/                            13,585       207,035
Natures Sunshine Products Inc.                17,775       203,524
National Presto Industries Inc.                7,527       202,476
Bangor Hydro-Electric Co.                      7,586       202,015
Information Resources Inc./(1)/               31,782       201,816
Volt Information Sciences Inc./(1)/           16,647       199,431
Building Materials Holdings Corp./(1)/        14,076       197,627
RTI International Metals Inc./(1)/            22,851       190,806
Brightpoint Inc./(1)/                         61,025       189,177
Gymboree Co./(1)/                             28,339       184,203
Carreker Corp./(1)/                           23,929       181,621
Quaker Chemical Corp.                          9,916       179,975
Century Aluminum Company                      22,396       179,392
Bassett Furniture Industries Inc.             12,838       179,347
Oxford Industries Inc.                         8,086       177,083
Key Productions Co. Inc./(1)/                 15,286       176,553
Luby's Inc./(1)/                              24,582       175,761
J & J Snack Foods Corp./(1)/                   9,353       175,369
SBS Technologies Inc./(1)/                    15,586       173,940
Wabash National Corp./(2)/                    25,175       173,708
Insurance Auto Auctions Inc./(1)/             12,840       173,340
Pinnacle Entertainment Inc./(1)/              28,456       169,313
Standard Microsystems Corp./(1)/              17,651       165,566
SCPIE Holdings Inc.                           10,227       164,655
Pinnacle Systems Inc./(1)/                    56,011       162,992
Concord Communications Inc./(1)/              18,200       161,980
Midas Inc.                                    16,343       161,796
Midwest Express Holdings Inc./(1)/            15,165       160,749
Cleveland-Cliffs Inc.                         11,121       160,142
Standard Motor Products Inc.                  13,627       159,436
PC-Tel Inc./(1)/                              20,989       157,417
Coachmen Industries Inc.                      17,311       155,799
Hancock Fabrics Inc.                          18,959       155,464
Butler Manufacturing Co.                       6,875       149,187
QRS Corp./(1)/                                16,995       142,758
Labor Ready Inc./(1)/                         44,398       141,630
Bell Microproducts Inc./(1)/                  18,403       141,519
IMCO Recycling Inc.                           17,527       136,711
Fedders Corp.                                 34,721       135,412
Material Sciences Corp./(1)/                  16,142       133,979
Nelson (Thomas) Inc.                          15,759       133,636
Wolverine Tube Inc./(1)/                      13,219       133,512
Concord Camera Corp./(1)/                     30,013       131,457
Spacelabs Medical Inc./(1)/                   10,668       130,150
Castle (A.M.) & Co.                           15,554       129,098
Titan International Inc.                      22,693       120,046
K2 Inc./(1)/                                  19,753       118,123
Lydall Inc./(1)/                              17,426       115,012
Davox Corp./(1)/                              14,070       111,856
Jo-Ann Stores Inc./(1)/                       20,185       108,999
Goody's Family Clothing Inc./(1)/             35,703       108,894
Salton Inc./(1)(2)/                           12,585       107,728
SCM Microsystems Inc./(1)/                    16,945       105,228
Green Mountain Power Corp.                     6,191       102,151
Rainbow Technologies Inc./(1)/                28,767       100,685
SLI Inc.                                      38,414        99,492
Cross (A.T.) Company/(1)/                     18,770        99,481
ZixIt Corp./(1)(2)/                           18,820        90,712
Angelica Corp.                                 9,507        90,316
Department 56 Inc./(1)/                       14,215        90,265
Steel Technologies Inc.                       11,301        87,865
Digi International Inc./(1)/                  16,814        87,769
Tenneco Automotive Inc.                       41,648        87,461
Penford Corp.                                  8,280        86,940
Hologic Inc./(1)/                             17,145        86,582

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 61
iShares S&P SmallCap 600/BARRA Value Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                      Shares         Value
------------------------------------------------------------------

COMMON STOCKS (continued)
------------------------------------------------------------------
Ashworth Inc./(1)/                            14,591  $     83,752
ePresence Inc./(1)/                           26,476        81,811
Analysts International Corp.                  26,772        81,655
Haggar Corp.                                   7,208        81,450
Mississippi Chemical Corp./(1)/               29,042        79,865
Intermet Corp.                                28,099        78,677
Commonwealth Industries                       18,242        77,346
Captaris Inc./(1)/                            35,889        75,008
Network Equipment Technologies Inc./(1)/      24,286        72,858
Curative Health Services Inc./(1)/             7,853        71,070
Huffy Corp./(1)/                              11,361        71,006
Hall Kinion & Associates Inc./(1)/            14,627        70,941
Royal Appliance Manufacturing Co./(1)/        15,373        69,947
Meade Instruments Corp./(1)/                  18,303        69,185
Franklin Covey Co./(1)/                       21,955        69,158
Amcast Industrial Corp./(1)/                   9,368        63,234
Enesco Group Inc./(1)/                        15,212        63,130
BMC Industries Inc.                           30,518        62,257
Osteotech Inc./(1)/                           15,699        55,417
International Fibercom Inc./(1)/              40,074        48,089
Computer Task Group Inc./(1)/                 23,420        46,840
Brooktrout Inc./(1)/                          13,605        44,760
Mayor's Jewelers Inc./(1)/                    22,043        42,763
Innovex Inc./(1)/                             17,324        24,080
APW Ltd./(1)/                                  2,299         9,610
Avant! Corp./(1)/                              2,650         7,844
Penton Media Inc.                              1,665         5,911
Aspect Communications Corp./(1)/               3,059         5,476
SONICblue Inc./(1)/                            4,579         4,991
SpeedFam-IPEC Inc./(1)/                        1,711         1,882
------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $195,058,537)                                   170,673,970
------------------------------------------------------------------

Security                                   Principal         Value
------------------------------------------------------------------

SHORT TERM INSTRUMENTS - 5.34%
------------------------------------------------------------------
Dreyfus Money Market Fund/(3)/            $3,290,235  $  3,290,235
Goldman Sachs Financial Square Prime
  Obligation Fund/(3)/                     1,654,759     1,654,759
Providian Temp Cash Money Market Fund/(3)/ 4,197,885     4,197,885
------------------------------------------------------------------

TOTAL SHORT TERM INSTRUMENTS
(Cost: $9,142,879)                                       9,142,879
------------------------------------------------------------------

REPURCHASE AGREEMENT - 0.07%
------------------------------------------------------------------
Investors Bank & Trust Tri-Party
  Repurchase Agreement, dated 09/28/01,
  due 10/01/01, with a maturity value of
  $118,418 and an effective yield of
  2.90%.                                     118,389       118,389
------------------------------------------------------------------

TOTAL REPURCHASE AGREEMENT
(Cost: $118,389)                                           118,389
------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES -- 105.17%
(Cost $204,319,805)                                    179,935,238
------------------------------------------------------------------

Other Assets, Less Liabilities -- (5.17%)               (8,848,802)
------------------------------------------------------------------
NET ASSETS -- 100.00%                                 $171,086,436
==================================================================
/(1)/  Non-income earning securities.
/(2)/  Denotes all or part of security on loan. See Note 5.
/(3)/ Represents investment of collateral received from securities lending transactions. See Note 5.

See notes to financial statements.
--------------------------------------------------------------------------------
  page 62                                                              i|Shares
iShares S&P Global 100 Index Fund
Schedule of Investments
September 30, 2001 (Unaudited)

Security                                    Shares        Value
---------------------------------------------------------------

COMMON STOCKS - 99.27%
---------------------------------------------------------------

AUSTRALIA - 0.37%
---------------------------------------------------------------
Broken Hill Proprietary Co. Ltd.            24,523  $   103,835
News Corp. Ltd.                              8,720       53,361
---------------------------------------------------------------
                                                        157,196
---------------------------------------------------------------

BELGIUM - 0.22%
---------------------------------------------------------------
Fortis "B"                                   3,936       96,208
---------------------------------------------------------------
                                                         96,208
---------------------------------------------------------------

CANADA - 0.48%
---------------------------------------------------------------
Alcan Aluminum Ltd.                          2,700       81,000
Nortel Networks Corp.                       22,400      125,664
---------------------------------------------------------------
                                                        206,664
---------------------------------------------------------------

FINLAND - 1.17%
---------------------------------------------------------------
Nokia OYJ ADR                               32,000      500,800
---------------------------------------------------------------
                                                        500,800
---------------------------------------------------------------

FRANCE - 4.97%
---------------------------------------------------------------
Alcatel SA "A"                               8,816      101,402
Aventis SA                                   4,672      354,423
AXA AG                                       8,960      176,824
Carrefour Supermarche SA                     4,272      205,807
France Telecom SA                            3,136       98,873
L'Oreal SA                                   2,240      154,425
Total SA "B"                                 5,152      692,057
Vivendi Universal SA                         7,552      349,725
---------------------------------------------------------------
                                                      2,133,536
---------------------------------------------------------------

GERMANY - 3.41%
---------------------------------------------------------------
Allianz AG                                   1,264      285,478
BASF AG                                      4,800      169,914
Bayer AG                                     4,800      137,435
DaimlerChrysler AG                           4,800      142,899
Deutsche Bank AG                             4,800      263,155
Deutsche Telekom AG                         14,400      225,562
Siemens AG                                   4,800      183,116
Volkswagen AG                                1,600       56,900
---------------------------------------------------------------
                                                      1,464,459
---------------------------------------------------------------

ITALY - 0.57%
---------------------------------------------------------------
Assicurazioni Generali SpA                   8,000      214,925
Fiat SpA                                     1,600       27,977
---------------------------------------------------------------
                                                        242,902
---------------------------------------------------------------

JAPAN - 3.99%
---------------------------------------------------------------
Canon Inc.                                   6,400      175,674
Fuji Photo Film Co.                          3,200      110,132
Hitachi Ltd.                                22,400      149,108
Honda Motor Co. Ltd.                         4,800      155,930
Matsushita Electric Industrial Co. Ltd.     11,200      137,262
Mitsubishi Tokyo Financial/(1)/                 16      124,906
NEC Corp.                                   11,200       91,476
Sony Corp.                                   6,400      235,843
Toshiba Corp.                               20,800       79,618
Toyota Motor Corp.                          17,600      452,077
---------------------------------------------------------------
                                                      1,712,026
---------------------------------------------------------------

MEXICO - 0.11%
---------------------------------------------------------------
America Movil SA LIC CV ADR/(2)/             3,200       47,456
---------------------------------------------------------------
                                                         47,456
---------------------------------------------------------------

NETHERLANDS - 2.47%
---------------------------------------------------------------
Koninklijke (Royal) Philips Electonics
  NV - NY Shares                             9,600      185,280
Royal Dutch Petroleum Co. - NY Shares       14,000      703,500
Unilever NV - NY Shares                      3,200      172,864
---------------------------------------------------------------
                                                      1,061,644
---------------------------------------------------------------

SPAIN - 2.00%
---------------------------------------------------------------
Banco Bilbao Vizcaya SA                     22,208      228,540
Banco Santander Central Hispano SA          31,520      241,698
Repsol YPF SA                                6,288       90,478
Telefonica SA/(1)/                          27,009      298,609
---------------------------------------------------------------
                                                        859,325
---------------------------------------------------------------

SWEDEN - 0.43%
---------------------------------------------------------------
Telefonaktiebolaget LM Ericsson AB ADR      52,800      184,272
---------------------------------------------------------------
                                                        184,272
---------------------------------------------------------------

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 63
iShares S&P Global 100 Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                    Shares        Value
---------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------

SWITZERLAND - 4.57%
---------------------------------------------------------------
ABB Ltd.                                     8,000  $    57,408
Nestle SA                                    2,592      553,195
Novartis AG                                 20,160      789,439
Swiss Reinsurance Foreign                    1,600      157,377
UBS AG - Registered                          8,640      404,073
---------------------------------------------------------------
                                                      1,961,492
---------------------------------------------------------------

UNITED KINGDOM - 13.47%
---------------------------------------------------------------
AstraZeneca PLC                             12,976      603,593
Barclays PLC                                12,224      336,137
BP Amoco PLC                               156,800    1,295,121
British Telecommunications PLC              57,882      289,236
Diageo PLC                                  22,544      236,735
GlaxoSmithKline PLC                         43,663    1,232,096
HSBC Holdings PLC                           64,320      677,791
Marconi PLC                                 20,544        5,510
Reuters Group PLC                           10,192       89,725
Vodafone Group PLC ADR                     461,504    1,017,432
---------------------------------------------------------------
                                                      5,783,376
---------------------------------------------------------------

UNITED STATES - 61.04%
---------------------------------------------------------------
American International Group Inc.           17,376    1,355,328
AOL Time Warner Inc./(1)/                   30,384    1,005,710
AT&T Corp.                                  25,200      486,360
Bristol-Myers Squibb Co.                    13,792      766,283
Chevron Corp.                                4,592      389,172
Citigroup Inc.                              35,072    1,420,416
Coca-Cola Co.                               16,000      749,600
Colgate-Palmolive Co.                        4,048      235,796
Compaq Computer Corp.                       12,800      106,368
Dell Computer Corp./(1)/                    16,000      296,480
Dow Chemical Co.                             6,400      209,664
Du Pont (E.I.) de Nemours                    7,008      262,940
EMC Corp./(1)/                              15,424      181,232
Exxon Mobil Corp.                           47,664    1,877,962
Ford Motor Company                          12,800      222,080

                                          Shares or
Security                                  Principal        Value
----------------------------------------------------------------
UNITED STATES (continued)
----------------------------------------------------------------
General Electric Co.                        69,168   $ 2,573,050
General Motors Corp. "A"                     3,200       137,280
Gillette Co.                                 6,400       190,720
Hewlett-Packard Co.                         11,376       183,154
Intel Corp.                                 44,736       914,404
International Business Machines Corp.       12,224     1,128,275
Johnson & Johnson                           19,824     1,098,250
JP Morgan Chase & Co.                       13,312       454,605
Kimberly-Clark Corp.                         3,808       236,096
Lucent Technologies Inc./(2)/               23,616       135,320
McDonald's Corp.                             9,600       260,544
Merck & Co. Inc.                            16,000     1,065,600
Microsoft Corp./(1)/                        32,384     1,657,089
Minnesota Mining & Manufacturing Co.         2,784       273,946
Morgan Stanley Dean Witter & Co.             7,792       361,159
PepsiCo Inc.                                10,960       531,560
Pfizer Inc.                                 43,888     1,759,909
Philip Morris Companies Inc.                15,344       740,962
Procter & Gamble Co.                         9,072       660,351
Texas Instruments Inc.                      12,176       304,156
Tyco International Ltd.                     12,256       557,648
United Technologies Corp.                    3,200       148,800
Wal-Mart Stores Inc.                        19,200       950,400
WorldCom Inc./(1)/                          20,800       312,832
----------------------------------------------------------------
                                                      26,201,501
----------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $57,797,155)                                   42,612,857
----------------------------------------------------------------

SHORT TERM INSTRUMENTS - 0.68%
----------------------------------------------------------------
Dreyfus Money Market Fund/(3)/            $105,609       105,609
Goldman Sachs Financial Square Prime
  Obligation Fund/(3)/                      53,114        53,114
Providian Temp Cash Money Market Fund/(3)/ 134,743       134,743
----------------------------------------------------------------

TOTAL SHORT TERM INSTRUMENTS
(Cost: $293,466)                                         293,466
----------------------------------------------------------------

--------------------------------------------------------------------------------
  page 64                                                              i|Shares
iShares S&P Global 100 Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                  Principal        Value
----------------------------------------------------------------

REPURCHASE AGREEMENT - 0.22%
----------------------------------------------------------------
Investors Bank & Trust Tri-Party Repurchase
  Agreement, dated 09/28/01, due 10/01/01,
  with a maturity value of $94,046 and an
  effective yield of 2.90%.               $ 94,024   $    94,024
----------------------------------------------------------------

TOTAL REPURCHASE AGREEMENT
(Cost: $94,024)                                           94,024
----------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES -- 100.17%
(Cost $58,184,645)                                    43,000,347
----------------------------------------------------------------
Other Assets, Less Liabilities -- (0.17%)                (74,929)
----------------------------------------------------------------

NET ASSETS -- 100.00%                                $42,925,418
================================================================
/(1)/  Non-income earning securities.
/(2)/  Denotes all or part of security on loan. See Note 5.
/(3)/ Represents investment of collateral received from securities lending transactions. See Note 5.

See notes to financial statements.

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 65
iShares S&P Europe 350 Index Fund
Schedule of Investments
September 30, 2001 (Unaudited)

Security                                      Shares         Value
------------------------------------------------------------------

COMMON STOCKS - 99.25%
------------------------------------------------------------------

AUSTRIA - 0.03%
------------------------------------------------------------------
OMV AG                                           584  $     47,361
VA Technologie AG                                438         9,342
------------------------------------------------------------------
                                                            56,703
------------------------------------------------------------------

BELGIUM - 1.11%
------------------------------------------------------------------
Algemene Maatschappij voor
  Nijverheidskredit NV                         4,526       154,156
Dexia                                         34,310       521,807
Electrabel SA                                  1,679       353,213
Fortis "B"                                    27,156       663,777
Groupe Bruxelles Lambert SA                    3,650       177,836
KBC Bankverzekerings Holding NV                4,526       142,450
UCB SA                                         4,672       188,487
------------------------------------------------------------------
                                                         2,201,726
------------------------------------------------------------------

DENMARK - 0.62%
------------------------------------------------------------------
Danske Bank A/S                               29,200       457,763
Novo Nordisk A/S "B"                           7,300       303,088
Tele Danmark A/S                               7,300       255,703
Vestas Wind Systems A/S                        7,300       217,258
------------------------------------------------------------------
                                                         1,233,812
------------------------------------------------------------------

FINLAND - 2.08%
------------------------------------------------------------------
Nokia OYJ                                    211,700     3,460,660
Sonera Group OYJ                              19,710        53,491
Stora Enso OYJ                                28,689       320,054
UPM-Kymmene OYJ                               10,147       289,238
------------------------------------------------------------------
                                                         4,123,443
------------------------------------------------------------------

FRANCE - 13.42%
------------------------------------------------------------------
Accor SA                                      10,001       284,165
Air Liquide                                    4,599       644,997
Alcatel SA "A"                                51,319       590,276
Alstom                                         5,621        85,897
Assurances Generales de France                 4,599       210,671
Aventis SA                                    31,244     2,370,204
AXA AG                                        63,729     1,257,679
BNP Parisbas SA                               19,199     1,570,106
Bouygues SA                                    8,030       207,248
Cap Gemini SA                                  4,380       233,148
Carrefour Supermarche SA                      28,981     1,396,186
Castorama Dubois Investissement SA             3,212       149,183
Christian Dior SA                              4,307       103,355
Compagnie de Saint Gobain                      4,234       582,240
Compagnie Generale des Etablissements
  Michelin "B"                                 6,862       180,915
Credit Lyonnais SA                            10,950       345,235
Dassault Systemes SA                           1,825        55,595
Essilor International SA                       2,920        81,240
Etablissements Economiques du Casino
  Guichard-Perrachon SA                        1,752       135,142
European Aeronautic Defence and Space
  Co.                                          8,249        89,022
France Telecom SA                             18,542       584,598
Groupe Danone                                  6,643       865,116
Lafarge SA                                     5,329       434,110
Lagardere S.C.A.                               6,935       218,523
L'Oreal SA                                    13,213       910,902
LVMH                                          12,118       385,150
Pechiney SA "A"                                3,285       124,153
Pinault-Printemps-Redoute SA                   3,139       346,186
PSA Peugeot Citroen                           10,512       391,546
Renault SA                                     6,789       197,847
Sagem SA                                         730        28,886
Sanofi-Synthelabo SA                          15,841     1,031,484
Schneider SA                                   6,862       249,968
Societe Generale "A"                          16,644       830,639
Societe Television Francaise 1                 6,424       122,856
Sodexho Alliance SA                            4,088       173,116
STMicroelectronics NV                         21,535       462,447
Suez SA                                       43,435     1,443,797
Thales/Ex Thomson CSF                          2,920       106,369
Thomson Multimedia/(1)/                        3,066        60,032
Total SA "B"                                  34,529     4,638,205
Usinor SA                                     12,337        98,870
Valeo SA                                       2,993        94,446
Vivendi Environment SA                         1,460        56,535
Vivendi Universal SA                          47,596     2,204,118
------------------------------------------------------------------
                                                        26,632,403
------------------------------------------------------------------

GERMANY - 9.25%
------------------------------------------------------------------
Adidas AG                                      3,650       188,274
Allianz AG                                     9,125     2,060,908
BASF AG                                       29,200     1,033,645
Bayer AG                                      36,500     1,045,079
Bayerische Hypo-und Vereinsbank AG            14,600       422,686
Bayerische Motoren Werke AG                   14,600       372,691
Commerzbank AG                                21,900       359,397
Continental AG                                 7,300        71,799
DaimlerChrysler AG                            40,150     1,195,294
Degussa AG                                     3,650        85,594

--------------------------------------------------------------------------------
  page 66                                                               i|Shares
iShares S&P Europe 350 Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                      Shares         Value
------------------------------------------------------------------

COMMON STOCKS (continued)
------------------------------------------------------------------

GERMANY (continued)
------------------------------------------------------------------
Deutsche Bank AG                              29,200  $  1,600,861
Deutsche Lufthansa AG                         18,250       172,849
Deutsche Post AG                              14,600       219,387
Deutsche Telekom AG                          113,150     1,772,382
Epcos AG                                       3,650       117,505
Infineon Technologies AG                       7,300        89,749
Linde AG                                       3,650       141,338
MAN AG                                         3,650        61,495
Metro AG                                       7,300       235,675
Muenchener Rueckversicherungs-
  Gesellschaft AG                              3,650       939,042
Preussag AG                                    3,650        87,954
RWE AG                                        18,250       732,951
SAP AG                                        10,512     1,110,497
Schering AG                                    7,300       363,517
Siemens AG                                    38,325     1,462,064
Thyssen Krupp AG                              18,250       187,809
Veba AG                                       32,850     1,701,945
Volkswagen AG                                 14,600       519,215
------------------------------------------------------------------
                                                        18,351,602
------------------------------------------------------------------

IRELAND - 0.85%
------------------------------------------------------------------
Allied Irish Bank PLC                         41,610       374,016
Bank of Ireland                               46,282       367,118
CRH PLC                                       18,688       277,412
Elan Corporation PLC/(1)/                     13,651       677,540
------------------------------------------------------------------
                                                         1,696,086
------------------------------------------------------------------

ITALY - 4.97%
------------------------------------------------------------------
Alitalia SpA/(1)(2)/                          73,000        59,831
Alleanza Assicurazioni SpA                    14,600       142,934
Assicurazioni Generali SpA/(2)/               51,100     1,372,832
Banca di Roma SpA                             45,625       100,968
Banca Fideuram SpA                            10,950        64,619
Banca Intesa SpA/(2)/                        219,000       541,478
Banca Nazionale del Lavoro SpA/(1)/           73,000       153,570
Bipop Carire SpA/(2)/                         73,000       151,577
Enel SpA                                      89,234       523,349
ENI SpA/(2)/                                 124,100     1,540,428
Fiat SpA                                      14,600       255,287
Finmeccanica SpA/(1)/                        365,000       239,659
Mediaset SpA                                  36,500       204,761
Mediobanca Banca SpA                          18,250       173,349
Mediolanum SpA                                10,950        71,700
Olivetti SpA/(2)/                            328,500  $    323,704
Pirelli SpA                                   73,000       105,835
Riunione Adriatica di Sicurta SpA             18,250       219,387
Rolo Banca SpA                                 7,665       104,428
San Paolo - IMI SpA                           54,750       574,393
Seat-Paginne Gialle Spa/(1)(2)/              267,764       197,021
Telecom Italia Mobile SpA                    164,250       797,270
Telecom Italia SpA/(2)/                      109,500       464,696
Telecom Italia SpA "A"/(2)/                  113,150       854,249
Unicredito Italiano SpA/(2)/                 164,250       626,745
------------------------------------------------------------------
                                                         9,864,070
------------------------------------------------------------------

NETHERLANDS - 8.05%
------------------------------------------------------------------
ABN AMRO Holding NV                           62,050     1,023,372
Aegon NV                                      41,537     1,086,409
Akzo Nobel NV                                 14,527       592,558
ASM Lithography Holding NV/(1)/               16,936       188,476
Burhmann NV                                    2,920        17,258
DSM NV                                         3,431       102,643
Elsevier NV                                   31,171       363,641
Equant NV/(1)/                                 7,154        71,275
Fortis Amev NV                                24,966       609,792
Getronics NV                                  17,155        39,839
Gucci Group NV                                 1,679       137,233
Hagemeyer NV                                   4,599        61,275
Heineken NV                                    8,638       327,408
ING Groep NV                                  70,372     1,886,096
Koninklijke Ahold NV                          38,179     1,060,471
Numico NV                                      6,862       212,660
Philips Electronics NV                        55,775     1,081,912
Randstad Holding NV                            3,504        36,059
Royal Dutch Petroleum Co.                     95,265     4,790,753
Royal KPN NV/(1)/                             51,029       139,416
TNT Post Group NV                             13,578       259,550
Unilever NV - CVA                             24,236     1,311,056
United Pan-Europe Communications NV/(1)/       8,395         2,753
VNU NV                                         9,636       271,601
Wolters Kluwer NV - CVA                       14,089       312,302
------------------------------------------------------------------
                                                        15,985,808
------------------------------------------------------------------

NORWAY - 0.22%
------------------------------------------------------------------
Norsk Hydro ASA                                7,300       267,900
Orkla ASA                                      7,300       116,049
Petroleum Geo-Services/(1)/                    7,300        46,502
------------------------------------------------------------------
                                                           430,451
------------------------------------------------------------------

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 67
iShares S&P Europe 350 Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                      Shares         Value
------------------------------------------------------------------

COMMON STOCKS (continued)
------------------------------------------------------------------

PORTUGAL - 0.58%
------------------------------------------------------------------
Banco Comercial Portugues SA "R"/(1)/         82,855  $    317,666
Banco Espirito Santo e Comercial de
  Lisboa SA                                    4,380        51,855
Brisa-Auto Estradas de Portugal SA            14,454       131,633
Cimentos de Portugal SA                        4,526        74,193
Electricidade de Portugal SA                  74,533       192,772
Portugal Telecom SA/(1)/                      47,304       343,777
Telecel-Comunicacoes Pessoais SA/(1)/          5,329        31,109
------------------------------------------------------------------
                                                         1,143,005
------------------------------------------------------------------

SPAIN - 4.06%
------------------------------------------------------------------
Acerinox SA                                    2,336        57,652
Altadis SA                                    14,965       238,500
Amadeus Global Travel Distribution SA "A"      2,847        13,067
Autopistas Concesionaria Espanola SA           6,789        58,798
Banco Bilbao Vizcaya SA                      135,488     1,394,293
Banco Popular Espanol SA                      10,439       361,257
Banco Santander Central Hispano SA           193,377     1,482,834
Bankinter SA                                   3,285        92,921
Endesa SA                                     44,895       697,103
Gas Natural SDG SA                             6,570       117,631
Iberdrola SA                                  39,785       541,669
Repsol YPF SA                                 42,194       607,129
Telefonica SA/(1)/                           188,807     2,087,431
Terra Networks SA/(1)/                        26,353       136,798
Union Electrica Fenosa SA                     12,337       182,573
------------------------------------------------------------------
                                                         8,069,656
------------------------------------------------------------------

SWEDEN - 2.18%
------------------------------------------------------------------
ASSA Abloy AB "B"                             14,600       164,231
Atlas Copco AB "B"                             7,300       127,279
Electrolux AB "B"                             14,600       151,913
Hennes & Mauritz AB "B"                       21,900       376,704
Nordea AB                                    109,500       533,747
Sandvik AB                                     7,300       132,069
Securitas AB "B"/(2)/                         14,600       235,397
Skandia Forsakrings AB                        43,800       238,136
Skandinaviska Enskilda Banken (SEB) "A"       21,900       152,941
Skanska AB "B"                                13,802        89,919
Svenska Cellulosa AB "B"                       7,300       158,757
Svenska Handelsbanken AB "B"                  29,200       379,101
Telefonakfiebolaget Ericsson AB "B"/(2)/     335,800     1,215,025
Telia AB                                      43,800       189,685
Volvo AB "B"                                  14,600       188,181
------------------------------------------------------------------
                                                         4,333,085
------------------------------------------------------------------

SWITZERLAND - 10.54%
------------------------------------------------------------------
ABB Ltd.                                      58,400       419,078
Adecco SA                                      7,300       248,828
Cie de Financement Foncier                       365       688,905
Clariant AG - Registered                       7,300       109,285
Credit Suisse Group/(1)/                      52,560     1,837,082
Holcim Ltd. "B"                                1,460       274,568
Nestle SA                                     18,250     3,894,990
Novartis AG                                  133,590     5,231,211
Roche Holding AG - Bearer                      3,285       246,909
Roche Holding AG - Genusschein                32,485     2,331,124
SAirGroup/(1)/                                   730        18,538
Schweizerische Lebensversicherungs-und
  Rentenanstalt                                  292       123,917
Swiss Reinsurance Foreign                     13,140     1,292,460
Swisscom AG                                      730       205,926
Syngenta AG/(1)/                               5,845       295,414
UBS AG - Registered                           63,510     2,970,217
Zurich Financial Services AG                   3,577       731,332
------------------------------------------------------------------
                                                        20,919,784
------------------------------------------------------------------

UNITED KINGDOM - 41.29%
------------------------------------------------------------------
Abbey National PLC                            69,934     1,025,764
Aegis Group PLC                               54,750        64,375
Alliance & Leicester PLC                      27,083       298,531
Allied Domecq PLC                             54,166       301,715
AMVESCAP PLC                                  30,149       322,576
Anglo American PLC                            62,634       752,999
Arm Holdings PLC(1)                           42,267       145,517
Associated British Foods PLC                  19,710       131,659
AstraZeneca PLC                               85,410     3,972,940
AWG PLC(1)                                    13,797       118,624
BAA PLC                                       54,166       429,883
BAE Systems PLC                               71,467       347,666
Barclays PLC                                  79,790     2,194,073
Bass PLC                                      43,289       394,458
BBA Group PLC                                 22,338        73,539
BG Group PLC                                 177,682       684,840
Billiton PLC                                  82,417       338,858
BOC Group PLC                                 24,966       343,994

--------------------------------------------------------------------------------
  page 68                                                               i|Shares
iShares S&P Europe 350 Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)


Security                                      Shares         Value
------------------------------------------------------------------

COMMON STOCKS (continued)
------------------------------------------------------------------

UNITED KINGDOM (continued)
------------------------------------------------------------------
Boots Co. PLC                                 45,625  $    418,422
BP Amoco PLC                               1,058,646     8,744,098
BPB Industries PLC                            23,214        83,589
Brambles Industries PLC/(1)/                  36,573       172,811
British Airways PLC                           22,849        60,447
British American Tobacco PLC                  80,665       712,506
British Land Co. PLC                          26,280       162,219
British Sky Broadcasting Group PLC/(1)/       33,361       289,527
British Telecommunications PLC               395,253     1,975,079
Bunzl PLC                                     23,214       155,234
Cable & Wireless PLC                         118,333       487,390
Cadbury Schweppes PLC                        103,003       668,356
Capita Group PLC                              33,069       179,340
Carlton Communications PLC                    32,485        63,261
Centrica PLC                                 202,721       634,618
CGU PLC                                       95,338     1,176,290
Chub PLC                                      37,084        86,387
CMG PLC                                       30,295       106,635
Cobham PLC                                     4,672        66,414
Colt Telecom PLC/(1)/                         25,696        27,569
Compass Group PLC/(1)/                       109,938       766,675
Cookson Group PLC                             36,792        26,512
Corus Group PLC/(1)/                         158,118       101,670
Daily Mail and General Trust "A"              14,089       119,063
Diageo PLC                                   159,943     1,679,561
Dimension Data Holdings PLC/(1)/              54,604        56,177
Dixons Group PLC                              96,871       262,317
Electrocomponents PLC                         21,973       132,082
EMAP PLC                                      12,848       101,967
EMI Group PLC                                 39,931       139,088
Energis PLC/(1)/                              42,559        21,577
Enterprise Oil PLC                            25,258       191,549
Exel PLC                                      15,038       117,137
FirstGroup PLC                                21,973       113,029
FKI PLC                                       29,127        60,896
Gallaher Group PLC                            31,901       210,046
GKN PLC                                       36,573       147,546
GlaxoSmithKline PLC                          297,913     8,406,598
Granada Compass PLC                          109,938       150,263
Great Universal Stores PLC                    51,027       404,971
Hammerson PLC                                 14,454        90,668
Hanson PLC                                    37,230       260,316
Hays PLC                                      87,527       196,813
HBOS PLC/(1)/                                172,718     1,863,213
Hilton Group PLC                              75,993       204,391
HSBC Holdings PLC                            445,957     4,699,406
IMI PLC                                       17,812        60,210
Imperial Chemical Industries PLC              36,938       155,262
Imperial Tobacco Group PLC                    26,426       326,435
Innogy Holdings PLC                           20,662        64,075
Invensys PLC                                 177,390        91,249
J Sainsbury PLC                               59,495       311,944
Johnson Matthey PLC                           11,242       151,180
Kingfisher PLC                                63,442       289,048
Land Securities PLC                           26,499       323,834
Lattice Group PLC                            177,682       407,372
Legal & General Group PLC                    260,610       566,879
Lloyds TSB Group PLC                         267,764     2,557,976
Logica PLC                                    20,367       202,051
Lonmin PLC                                     8,979       110,257
Marconi PLC                                  138,262        37,082
Marks & Spencer PLC                          145,781       546,343
Misys PLC                                     29,127        87,113
National Grid Group PLC                       75,263       475,640
Next PLC                                      17,374       228,534
Northern Rock PLC                             21,389       160,950
Nycomed Amersham PLC "A"                      32,120       273,563
Old Mutual PLC                               174,689       301,024
P&O Princess Cruises PLC                      33,945       111,876
Pearson PLC                                   33,005       353,619
Peninsular & Oriental Steam Navigation
  Co. PLC                                     33,945        91,797
Pilkington PLC                                55,772        89,347
Powergen PLC                                  32,996       354,493
Provident Financial PLC                       12,556       121,609
Prudential Corp. PLC                          83,950       863,669
Psion PLC                                     16,206         9,111
Railtrack Group PLC                           26,061        99,967
Rank Group PLC                                35,551        98,359
Reckitt Benckiser PLC                         26,645       382,987
Reed International PLC                        58,108       479,530
Rentokil Initial PLC                         115,705       418,331
Reuters Group PLC                             60,517       532,761
Rio Tinto PLC                                 45,990       723,230
RMC Group PLC                                 13,286       113,644
Rolls Royce PLC                               72,708       138,916
Royal Bank of Scotland Group PLC
  Warrants (Expires 12/19/02)                119,866     2,638,982
Royal Sun Alliance Industries Group PLC       72,489       362,757

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 69
iShares S&P Europe 350 Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)


Security                                      Shares         Value
------------------------------------------------------------------

COMMON STOCKS (continued)
------------------------------------------------------------------

UNITED KINGDOM (continued)
------------------------------------------------------------------
Safeway PLC                                   53,144  $    249,936
Sage Group PLC                                64,240       154,369
Schroders PLC                                  6,862        65,654
Scottish & Southern Energy PLC                43,435       413,662
Scottish Newcastle Breweries PLC              31,609       239,249
Scottish Power PLC                            93,732       563,432
Severn Trent PLC                              17,374       186,531
Shell Transport & Trading Co. PLC            472,091     3,538,558
Shire Pharmaceuticals Group PLC/(1)/          15,768       213,204
Slough Estates PLC                            19,053        94,088
Smith W.H. Group PLC                          12,702        81,440
Smiths Group PLC                              21,686       209,717
South African Breweries PLC                   28,616       178,741
Spirent PLC                                   31,536        44,841
Standard Chartered PLC                        46,282       458,798
Tate & Lyle PLC                               21,827        81,801
Telewest Communications PLC/(1)/              71,759        31,639
Tesco PLC                                    293,825     1,105,487
3i Group PLC                                  30,660       315,427
Tomkins PLC                                   48,180       106,926
Trinity Mirror PLC                            14,673        74,868
Unilever PLC                                 123,370       936,502
United Business Media PLC                     16,823        93,460
United Utilities PLC                          27,886       259,429
Vodafone Group PLC ADR                     3,169,295     6,987,028
Whitebread PLC                                15,111       105,047
WM Morrison Supermarkets PLC                  73,438       218,023
Wolseley PLC                                  29,127       183,646
Woolworths Group PLC/(1)/                     56,404        26,318
WPP Group PLC                                 39,274       285,718
------------------------------------------------------------------
                                                        81,952,279
------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $241,227,688)                                   196,993,913
------------------------------------------------------------------


Security                                   Principal         Value
------------------------------------------------------------------

SHORT TERM INSTRUMENTS - 2.50%
------------------------------------------------------------------
Dreyfus Money Market Fund/(3)/            $1,784,398  $  1,784,398
Goldman Sachs Financial Square Prime
  Obligation Fund/(3)/                       897,428       897,428
Providian Temp Cash Money Market Fund/(3)/ 2,276,646     2,276,646
------------------------------------------------------------------
TOTAL SHORT TERM INSTRUMENTS
(Cost: $4,958,472)                                       4,958,472
------------------------------------------------------------------

REPURCHASE AGREEMENT - 0.22%
------------------------------------------------------------------
Investors Bank & Trust Tri-Party Repurchase
 Agreement, dated 09/28/01, due
 10/01/01, with a maturity value of
 $448,532 and an effective yield of 2.90%.   448,424       448,424
------------------------------------------------------------------

TOTAL REPURCHASE AGREEMENT
(Cost: $448,424)                                           448,424
------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES -- 101.97%
(Cost $246,634,584)                                    202,400,809
------------------------------------------------------------------

Other Assets, Less Liabilities -- (1.97%)               (3,910,916)
------------------------------------------------------------------

NET ASSETS -- 100.00%                                 $198,489,893
==================================================================

/(1)/  Non-income earning securities.

/(2)/  Denotes all or part of security on loan. See Note 5.

/(3)/ Represents investment of collateral received from securities lending transactions. See Note 5.

See notes to financial statements.

--------------------------------------------------------------------------------
  page 70                                                              i|Shares
iShares S&P/TSE 60 Index Fund
Schedule of Investments
September 30, 2001 (Unaudited)

Security                                     Shares       Value
----------------------------------------------------------------

COMMON STOCKS - 99.41%
----------------------------------------------------------------
Royal Bank of Canada                         12,231  $  372,808
BCE Inc.                                     16,500     360,040
Nortel Networks Corp.                        62,943     352,626
Bank of Nova Scotia                          11,640     341,750
Toronto Dominion Bank                        13,638     335,230
Canadian Imperial Bank of Commerce            8,700     284,456
Manulife Financial Corp.                     10,180     266,471
Canadian Pacific Ltd.                         7,245     232,434
Bank of Montreal                              9,270     230,562
Sun Life Financial Services of Canada         7,839     157,257
Canadian National Railway Company             4,113     156,662
Bombardier Inc. "B"                          21,033     154,450
Thomson Corp.                                 5,250     150,385
Alcan Aluminum Ltd.                           4,479     134,452
Barrick Gold Corp.                            7,569     132,195
TransCanada PipeLines Ltd.                    9,336     120,209
Petro-Canada                                  4,722     116,488
Biovail Corporation/(1)/                      2,274     105,085
Suncor Energy Inc.                            3,750     104,450
Celestica Inc./(1)/                           3,573      96,580
Magna International Inc. "A"                  1,782      93,832
Placer Dome Inc.                              7,236      93,674
Shaw Communications Inc. "B"                  4,563      92,433
Edperbrascan Corp. "A"                        5,394      89,598
Alberta Energy Co. Ltd.                       2,625      89,068
Anderson Exploration Ltd.                     3,350      84,420
Talisman Energy Inc.                          2,400      82,041
Potash Corp. of Saskatchewan Inc.             1,287      71,458
Quebecor World Inc.                           2,706      67,834
Enbridge Inc.                                 2,460      66,261
Inco Ltd./(1)/                                5,058      63,077
Canadian Natural Resources Ltd.               2,300      56,433
Noranda Corp.                                 6,000      55,074
Abitibi-Consolidated Inc.                     8,544      54,032
George Weston Ltd.                              720      47,287
Imperial Oil Ltd.                             1,710      46,276
TransAlta Corporation                         3,366      45,854
National Bank of Canada                       2,559      45,358
Loblaw Companies Ltd.                         1,311      44,856
Franco-Nevada Mining Corporation Ltd.         3,006      43,862
TELUS Corporation                             3,519      42,102
Rogers Communications "B"                     3,111      39,781

                                          SHARES OR
SECURITY                                  PRINCIPAL       VALUE
---------------------------------------------------------------

Nova Chemicals Corp.                          2,400  $   39,121
Westcoast Energy Inc.                         1,518      38,630
Dofasco Inc.                                  2,655      35,883
ATI Technologies Inc./(1)/                    3,900      30,663
Nexen Inc.                                    1,581      30,525
Molson Inc. "A"                               1,554      26,433
Teck Corp. "B"                                3,495      23,784
MDS Inc.                                      2,001      23,725
Precision Drilling Corp./(1)/                 1,101      23,279
Domtar Inc.                                   2,970      21,640
Mitel Corp.                                   2,700      21,621
Hudson Bay Company                            2,100      20,459
Agrium Inc.                                   2,013      19,433
CAE Inc.                                      3,117      19,218
Canadian Tire Corp. Ltd. "A"                  1,200      18,285
Husky Energy Inc.                             1,479      16,712
Falconbridge Ltd.                             1,293      12,278
---------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $8,902,016)                                    6,040,890
---------------------------------------------------------------

REPURCHASE AGREEMENT - 0.11%
---------------------------------------------------------------
Investors Bank & Trust Tri-Party Repurchase
  Agreement, dated 09/28/01, due 10/01/01,
  with a maturity value of $6,513 and an
  effective yield of 2.90%.                 $ 6,512       6,512
---------------------------------------------------------------

TOTAL REPURCHASE AGREEMENT
(Cost: $6,512)                                            6,512
---------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES -- 99.52%
(Cost $8,908,528)                                     6,047,402
---------------------------------------------------------------

Other Assets, Less Liabilities -- 0.48%                  29,181
---------------------------------------------------------------

NET ASSETS -- 100.00%                                $6,076,583
===============================================================

 /(1)/  Non-income earning securities.

See notes to financial statements.

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 71
iShares Nasdaq Biotechnology Index Fund
Schedule of Investments
September 30, 2001 (Unaudited)

Security                                        Shares         Value
--------------------------------------------------------------------

COMMON STOCKS - 100.01%
------------------------------------------------------------------
Amgen Inc./(1)/                                383,832  $ 22,557,807
Genzyme Corp. - General Division/(1)/           98,480     4,472,962
Immunex Corp./(1)(2)/                          222,662     4,159,326
Chiron Corp./(1)/                               88,144     3,910,949
Biogen Inc./(1)/                                66,577     3,700,350
MedImmune Inc./(1)/                             99,854     3,557,798
IDEC Pharmaceuticals Corp./(1)/                 70,588     3,499,047
Gilead Sciences Inc./(1)/                       61,837     3,473,384
Imclone Systems Inc./(1)(2)/                    59,757     3,379,258
InterMune Inc./(1)/                             67,577     2,584,820
NPS Pharmaceuticals Inc./(1)/                   80,876     2,523,331
Cell Therapeutics Inc./(1)(2)/                  92,106     2,215,149
Cephalon Inc./(1)/                              41,691     2,079,547
Celgene Corp./(1)/                              76,166     2,013,067
ICOS Corp./(1)(2)/                              40,657     2,000,731
Abgenix Inc./(1)/                               85,380     1,938,126
Human Genome Sciences Inc./(1)/                 61,964     1,915,307
Cubist Pharmaceuticals Inc./(1)/                56,275     1,844,132
Protein Design Labs Inc./(1)/                   38,648     1,825,345
Millennium Pharmaceuticals Inc./(1)/           101,853     1,808,909
Neurocrine Biosciences Inc./(1)/                56,378     1,805,224
Enzon Inc./(1)/                                 33,588     1,712,988
CV Therapeutics Inc./(1)(2)/                    44,025     1,710,811
Regeneron Pharmaceuticals Inc./(1)/             75,380     1,676,451
Alkermes Inc./(1)/                              84,851     1,661,383
Incyte Genomics Inc./(1)/                      118,387     1,617,166
CuraGen Corp./(1)/                              77,711     1,499,822
COR Therapeutics Inc./(1)(2)/                   64,952     1,469,864
Tularik Inc./(1)/                               77,614     1,429,650
Medarex Inc./(1)/                               93,509     1,411,986
OSI Pharmaceuticals Inc./(1)/                   41,901     1,361,783
Scios Inc./(1)(2)/                              80,975     1,353,902
Trimeris Inc./(1)/                              36,957     1,297,191
Aviron/(1)/                                     51,145     1,272,999
QLT Inc./(1)(2)/                                74,507     1,149,643
Myriad Genetics Inc./(1)/                       37,510     1,149,306
Inhale Therapeutic Systems Inc./(1)(2)/         83,699     1,113,197
Ilex Oncology Inc./(1)/                         41,595     1,092,285
Vertex Pharmaceuticals Inc./(1)(2)/             57,745     1,041,720
Cell Genesys Inc./(1)(2)/                       62,088       993,408
Tanox Inc./(1)(2)/                              67,056       990,417
Transkaryotic Therapies Inc./(1)(2)/            33,685       914,211
Luminex Corp./(1)(2)/                           58,852       803,330
Immunogen Inc./(1)(2)/                          86,819       785,712
Alexion Pharmaceuticals Inc./(1)/               44,938       764,845
Affymetrix Inc./(1)(2)/                         42,579       683,393
Gene Logic Inc./(1)/                            43,935       578,185
Arena Pharmaceuticals Inc./(1)/                 48,714       535,854
Viropharma Inc./(1)(2)/                         21,180       535,219
Atrix Laboratories Inc./(1)/                    21,803       512,366

                                             Shares or
Security                                     Principal         Value
--------------------------------------------------------------------
Pharmacopeia Inc./(1)/                          37,482  $    485,767
Antigenics Inc./(1)(2)/                         37,778       481,669
Emisphere Technologies Inc./(1)/                23,347       445,928
Caliper Technologies Corp./(1)(2)/              47,468       439,079
Guilford Pharmaceuticals Inc./(1)/              43,792       377,049
Praecis Pharmaceuticals Inc./(1)/               90,845       338,852
Supergen Inc./(1)/                              41,644       293,590
Avigen Inc./(1)(2)/                             21,039       288,445
Medicines Company (The)/(1)(2)/                 46,439       280,956
United Therapeutics Inc./(1)(2)/                21,947       275,654
Geron Corp./(1)(2)/                             25,477       244,579
Arqule Inc./(1)/                                22,743       237,664
NeoPharm Inc./(1)/                              16,853       236,785
VaxGen Inc./(1)(2)/                             16,615       207,688
EntreMed Inc./(1)(2)/                           22,994       201,197
--------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $152,586,943)                                     115,218,558
--------------------------------------------------------------------

SHORT TERM INSTRUMENTS - 10.29%
--------------------------------------------------------------------
Dreyfus Money Market Fund/(3)/              $4,064,569     4,064,569
General Electric Commercial Paper
  2.46%, 10/23/01/(3)/                       1,000,000     1,000,000
Goldman Sachs Financial Square Prime
  Obligation Fund/(3)/                       1,344,781     1,344,781
Providian Temp Cash Money Market Fund/(3)/   5,441,001     5,441,001
--------------------------------------------------------------------

TOTAL SHORT TERM INSTRUMENTS
(Cost: $11,850,351)                                       11,850,351
--------------------------------------------------------------------

REPURCHASE AGREEMENT - 0.03%
--------------------------------------------------------------------
Investors Bank & Trust Tri-Party Repurchase
  Agreement, dated 09/28/01, due
  10/01/01, with a maturity value of
  $39,158 and an effective yield of 2.90%.      39,148        39,148
--------------------------------------------------------------------

TOTAL REPURCHASE AGREEMENT
(Cost: $39,148)                                               39,148
--------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES -- 110.33%
(Cost $164,476,442)                                      127,108,057
--------------------------------------------------------------------

Other Assets, Less Liabilities  -- (10.33%)              (11,899,393)
--------------------------------------------------------------------

NET ASSETS -- 100.00%                                   $115,208,664
====================================================================

/(1)/ Non-income earning securities.
/(2)/ Denotes all or part of security on loan. See Note 5.
/(3)/ Represents investment of collateral received from securities lending transactions. See Note 5.

See notes to financial statements.
--------------------------------------------------------------------------------
  page 72                                                               i|Shares
iShares Trust
Statements of Assets and Liabilities
September 30, 2001 (Unaudited)

                                                                iShares S&P
                                          --------------------------------------------------------
                                                                         500/BARRA     500/BARRA
                                              100            500           Growth        Value
                                           Index Fund     Index Fund     Index Fund    Index Fund
--------------------------------------------------------------------------------------------------
ASSETS
Investments at cost                       $237,083,565  $3,559,991,769  $324,571,141  $515,886,866
                                          --------------------------------------------------------
Investments in securities, at market
  value (Note 1)/(1)/                     $184,156,292  $2,677,329,450  $270,579,079  $421,961,085
Receivables:
   Investment securities sold                   55,967       4,694,000        12,210     1,214,562
   Dividends and interest                      217,588       3,476,172       294,437       642,263
                                          --------------------------------------------------------
Total Assets                               184,429,847   2,685,499,622   270,885,726   423,817,910
                                          --------------------------------------------------------

LIABILITIES
Payables:
   Investment securities purchased                   -       3,396,618             -     1,134,054
   Collateral for securities on loan
     (Note 5)                                2,303,676      55,037,187    22,486,192    14,408,984
   Advisory fees (Note 2)                       63,982         396,196        82,079       121,780
                                          --------------------------------------------------------
Total Liabilities                            2,367,658      58,830,001    22,568,271    15,664,818
                                          --------------------------------------------------------

NET ASSETS                                $182,062,189  $2,626,669,621  $248,317,455  $408,153,092
                                          ========================================================

Net assets consist of:
   Paid-in capital                        $237,500,228  $3,416,461,950  $319,825,808  $495,860,799
   Undistributed net investment income         684,902       9,874,626       671,051     1,946,387
   Undistributed net realized gain
     (loss)                                 (3,195,668)     82,995,364   (18,187,342)    4,271,687
   Net unrealized depreciation             (52,927,273)   (882,662,319)  (53,992,062)  (93,925,781)
                                          --------------------------------------------------------
NET ASSETS                                $182,062,189  $2,626,669,621  $248,317,455  $408,153,092
                                          ========================================================

iShares outstanding                          3,400,000      25,100,000     4,700,000     7,900,000
                                          ========================================================

Net asset value per iShare                $      53.55  $       104.65  $      52.83  $      51.66
                                          ========================================================

--------------------------------------------------------------------------------

/(1)/ Includes securities on loan with market values of $2,167,687, $52,342,758, $21,941,683 and $13,685,568, respectively. See Note 5.

See notes to financial statements.

--------------------------------------------------------------------------------
iShares Financial Statements                                             page 73
iShares Trust
Statements of Assets and Liabilities (continued)
September 30, 2001 (Unaudited)

                                                                      iShares S&P
                                          -------------------------------------------------------------------
                                                           MidCap        MidCap                    Smallcap
                                             MidCap      400/BARRA     400/BARRA      Smallcap     600/BARRA
                                              400          Growth        Value          600         Growth
                                           Index Fund    Index Fund    Index Fund    Index Fund   Index Fund
-------------------------------------------------------------------------------------------------------------
ASSETS
Investments at cost                       $401,778,439  $140,596,325  $237,173,488  $495,985,738  $66,091,292
                                          -------------------------------------------------------------------
Investments in securities, at market
  value (Note 1)/(1)/                     $336,848,541  $112,501,143  $213,665,998  $417,344,576  $58,315,288
Receivables:
   Investment securities sold                   46,498             -       106,256             -       60,838
   Dividends and interest                      282,038        39,109       277,548       343,084       17,692
                                          -------------------------------------------------------------------
Total Assets                               337,177,077   112,540,252   214,049,802   417,687,660   58,393,818
                                          -------------------------------------------------------------------

LIABILITIES
Payables:
   Collateral for securities on loan
     (Note 5)                               30,119,263     9,853,322    15,558,645    39,383,113    3,856,417
   iShares redeemed                                  -             -             -        58,047            -
   Advisory fees (Note 2)                      105,788        46,594        83,536       158,516       21,278
                                          -------------------------------------------------------------------
Total Liabilities                           30,225,051     9,899,916    15,642,181    39,599,676    3,877,695
                                          -------------------------------------------------------------------

NET ASSETS                                $306,952,026  $102,640,336  $198,407,621  $378,087,984  $54,516,123
                                          ===================================================================

Net assets consist of:
   Paid-in capital                        $376,139,509  $141,015,453  $218,695,597  $455,757,049  $68,480,805
   Undistributed net investment income         774,366        41,955       775,583       800,854       20,873
   Undistributed net realized gain
     (loss)                                 (5,031,951)  (10,321,890)    2,443,931       171,243   (6,209,551)
   Net unrealized depreciation             (64,929,898)  (28,095,182)  (23,507,490)  (78,641,162)  (7,776,004)
                                          -------------------------------------------------------------------
NET ASSETS                                $306,952,026  $102,640,336  $198,407,621  $378,087,984  $54,516,123
                                          ===================================================================

iShares outstanding                          3,550,000     1,100,000     2,500,000     3,950,000      850,000
                                          ===================================================================

Net asset value per iShare                $      86.47  $      93.31  $      79.36  $      95.72  $     64.14
                                          ===================================================================

--------------------------------------------------------------------------------

/(1)/ Includes securities on loan with market values of $29,000,780, $9,510,242, $14,857,160, $37,391,304 and $3,643,141, respectively. See
      Note 5.

See notes to financial statements.

--------------------------------------------------------------------------------
  page 74                                                               i|Shares
iShares Trust
Statements of Assets and Liabilities (continued)
September 30, 2001 (Unaudited)

                                                               iShares S&P                       iShares Nasdaq
                                          -----------------------------------------------------  --------------
                                            SmallCap
                                           600/BARRA                                                  Bio-
                                             Value       Global 100    Europe 350     /TSE 60      Technology
                                           Index Fund    Index Fund    Index Fund   Index Fund     Index Fund
---------------------------------------------------------------------------------------------------------------
ASSETS
Investments at cost                       $204,319,805  $ 58,184,645  $246,634,584  $8,908,528    $164,476,442
                                          ---------------------------------------------------------------------
Foreign currency, at cost                 $          -  $     51,635  $    663,423  $   19,548    $          -
                                          ---------------------------------------------------------------------
Investments in securities, at market
  value (Note 1)/(1)/                     $179,935,238  $ 43,000,347  $202,400,809  $6,047,402    $127,108,057
Foreign currency, at value                           -        52,753       668,859      19,108               -
Receivables:
   Investment securities sold                  523,262        88,721             -           -          49,948
   Dividends and interest                      192,216       106,667       552,333      15,441          10,228
                                          ---------------------------------------------------------------------
Total Assets                               180,650,716    43,248,488   203,622,001   6,081,951     127,168,233
                                          ---------------------------------------------------------------------

LIABILITIES
Payables:
   Investment securities purchased             349,750             -             -           -               -
   Collateral for securities on loan
     (Note 5)                                9,142,879       293,466     4,958,472           -      11,850,351
   Advisory fees (Note 2)                       71,651        29,604       173,636       5,368         109,218
                                          ---------------------------------------------------------------------
Total Liabilities                            9,564,280       323,070     5,132,108       5,368      11,959,569
                                          ---------------------------------------------------------------------

NET ASSETS                                $171,086,436  $ 42,925,418  $198,489,893  $6,076,583    $115,208,664
                                          =====================================================================

Net assets consist of:
   Paid-in capital                        $195,270,587  $ 66,790,106  $246,434,079  $8,847,179    $153,317,089
   Undistributed net investment income
     (accumulated net investment loss)         439,776       166,239       714,758      27,291        (364,946)
   Undistributed net realized gain
     (loss)                                   (239,360)   (8,848,409)   (4,440,190)     63,813        (375,094)
   Net unrealized depreciation             (24,384,567)  (15,182,518)  (44,218,754) (2,861,700)    (37,368,385)
                                          ---------------------------------------------------------------------
NET ASSETS                                $171,086,436  $ 42,925,418  $198,489,893  $6,076,583    $115,208,664
                                          =====================================================================

iShares outstanding                          2,400,000       800,000     3,650,000     150,000       1,550,000
                                          =====================================================================

Net asset value per iShare                $      71.29  $      53.66  $      54.38  $    40.51    $      74.33
                                          =====================================================================

--------------------------------------------------------------------------------

/(1)/ Includes securities on loan with market values of $8,584,550, $274,175, $4,647,612, $ -- and $11,144,552, respectively. See Note 5.

See notes to financial statements.

--------------------------------------------------------------------------------
iShares Financial Statements                                             page 75
iShares Trust
Statements of Operations
For the six months ended September 30, 2001 (Unaudited)

                                                                                                iShares S&P
                                                                            -------------------------------------------------------
                                                                                                          500/BARRA     500/BARRA
                                                                                100            500          Growth        Value
                                                                             Index Fund     Index Fund    Index Fund    Index Fund
-----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
   Dividends/(1)/                                                           $  1,037,234  $  17,355,562  $  1,071,529  $  3,645,583
   Interest                                                                        2,111         33,348         3,905         5,354
   Securities lending income                                                       1,214         59,119         6,678        15,467
                                                                            -------------------------------------------------------
Total investment income                                                        1,040,559     17,448,029     1,082,112     3,666,404
                                                                            -------------------------------------------------------

EXPENSES (NOTE 2)
   Advisory fees                                                                 170,261      1,232,215       206,980       379,276
                                                                            -------------------------------------------------------
Total expenses                                                                   170,261      1,232,215       206,980       379,276
                                                                            -------------------------------------------------------
Net investment income                                                            870,298     16,215,814       875,132     3,287,128
                                                                            -------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   Net realized gain (loss) from investments                                  (2,439,817)    98,780,306    (8,944,720)    5,730,006
   Net change in unrealized appreciation (depreciation) on investments       (31,759,407)  (355,767,374)  (20,103,239)  (67,202,581)
                                                                            -------------------------------------------------------
Net realized and unrealized loss                                             (34,199,224)  (256,987,068)  (29,047,959)  (61,472,575)
                                                                            -------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                        $(33,328,926) $(240,771,254) $(28,172,827) $(58,185,447)
                                                                            =======================================================

--------------------------------------------------------------------------------

/(1)/ Net of foreign withholding tax of $158, $127,053, $ -- and $40,622, respectively.

See notes to financial statements.

--------------------------------------------------------------------------------
  page 76                                                               i|Shares
iShares Trust
Statements of Operations (continued)
For the six months ended September 30, 2001 (Unaudited)

                                                                                             iShares S&P
                                                                 ------------------------------------------------------------------
                                                                                 MidCap        MidCap                    SmallCap
                                                                    MidCap      400/BARRA    400/BARRA      SmallCap     600/BARRA
                                                                     400         Growth        Value          600         Growth
                                                                  Index Fund   Index Fund    Index Fund    Index Fund   Index Fund
-----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
   Dividends                                                     $  1,389,574  $   184,511  $  1,256,388  $  1,430,728  $    69,380
   Interest                                                             2,308          855         2,856        14,748        1,550
   Securities lending income                                           25,680        9,683        14,082        78,633        9,187
                                                                 ------------------------------------------------------------------
Total investment income                                             1,417,562      195,049     1,273,326     1,524,109       80,117
                                                                 ------------------------------------------------------------------

EXPENSES (NOTE 2)
   Advisory fees                                                      270,222      142,332       188,482       385,491       53,517
                                                                 ------------------------------------------------------------------
Total expenses                                                        270,222      142,332       188,482       385,491       53,517
                                                                 ------------------------------------------------------------------
Net investment income                                               1,147,340       52,717     1,084,844     1,138,618       26,600
                                                                 ------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   Net realized gain (loss) from investments                       (1,745,132)  (3,448,826)    2,962,200     2,603,633   (2,983,743)
   Net change in unrealized appreciation (depreciation) on
     investments                                                  (36,612,464)  (2,899,362)  (22,821,191)  (67,344,468)  (3,466,302)
                                                                 ------------------------------------------------------------------
Net realized and unrealized loss                                  (38,357,596)  (6,348,188)  (19,858,991)  (64,740,835)  (6,450,045)
                                                                 ------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS             $(37,210,256) $(6,295,471) $(18,774,147) $(63,602,217) $(6,423,445)
                                                                 ==================================================================

--------------------------------------------------------------------------------

See notes to financial statements.

--------------------------------------------------------------------------------
iShares Financial Statements                                           page 77
iShares Trust
Statements of Operations (continued)
For the six months ended September 30, 2001 (Unaudited)

                                                                                     iShares S&P                      iShares Nasdaq
                                                                 ---------------------------------------------------  --------------
                                                                   SmallCap
                                                                  600/BARRA                                                Bio-
                                                                    Value      Global 100    Europe 350    /TSE 60      Technology
                                                                  Index Fund   Index Fund    Index Fund   Index Fund    Index Fund
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
   Dividends/(1)/                                                $    727,747  $   640,709  $  2,281,358  $  52,532    $         -
   Interest                                                             4,587          897         6,391         84          2,747
   Securities lending income                                           17,040        4,892        52,764          -         18,917
                                                                 -------------------------------------------------------------------
Total investment income                                               749,374      646,498     2,340,513     52,616         21,664
                                                                 -------------------------------------------------------------------

EXPENSES (NOTE 2)
   Advisory fees                                                      160,775      164,461       511,118     17,260        317,680
                                                                 -------------------------------------------------------------------
Total expenses                                                        160,775      164,461       511,118     17,260        317,680
                                                                 -------------------------------------------------------------------
Net investment income (loss)                                          588,599      482,037     1,829,395     35,356       (296,016)
                                                                 -------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   Net realized gain (loss) from:
      Investments                                                      60,747   (8,519,153)     (841,466)    95,811      2,070,150
      Foreign currency transactions                                         -      (14,328)      (12,597)        85              -
                                                                 -------------------------------------------------------------------
   Net realized gain (loss)                                            60,747   (8,533,481)     (854,063)    95,896      2,070,150
                                                                 -------------------------------------------------------------------
   Net change in unrealized appreciation (depreciation) on:
      Investments                                                 (22,946,389)   3,421,626   (26,570,368)  (690,727)    (9,643,712)
      Translation of assets and liabilities in foreign
        currencies                                                          -        5,120        24,199       (284)             -
                                                                 -------------------------------------------------------------------
   Net change in unrealized appreciation (depreciation)           (22,946,389)   3,426,746   (26,546,169)  (691,011)    (9,643,712)
                                                                 -------------------------------------------------------------------
Net realized and unrealized loss                                  (22,885,642)  (5,106,735)  (27,400,232)  (595,115)    (7,573,562)
                                                                 -------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS             $(22,297,043) $(4,624,698) $(25,570,837) $(559,759)   $(7,869,578)
                                                                 ===================================================================

--------------------------------------------------------------------------------

/(1)/  Net of foreign withholding tax of $ --, $57,081, $349,353, $9,323 and
       $ --, respectively.

See notes to financial statements.

--------------------------------------------------------------------------------
  page 78                                                               i|Shares
iShares Trust
Statements of Changes in Net Assets

                                                                  iShares S&P 100 Index Fund          iShares S&P 500 Index Fund
                                                               ---------------------------------  ----------------------------------
                                                                  For the       For the period        For the       For the period
                                                                 six months      Oct. 23, 2000      six months       May 15, 2000
                                                                   ended         (Commencement         ended         (Commencement
                                                               Sept. 30, 2001  of operations) to  Sept. 30, 2001   of operations) to
                                                                (Unaudited)     March 31, 2001      (Unaudited)     March 31, 2001
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
   Net investment income                                        $    870,298     $    672,111     $    16,215,814   $   15,640,674
   Net realized gain (loss)                                       (2,439,817)      (7,703,309)         98,780,306       29,660,250
   Net change in unrealized appreciation (depreciation)          (31,759,407)     (21,167,866)       (355,767,374)    (526,894,945)
                                                               ---------------------------------------------------------------------
Net decrease in net assets resulting from operations             (33,328,926)     (28,199,064)       (240,771,254)    (481,594,021)
                                                               ---------------------------------------------------------------------

DISTRIBUTIONS TO iSHAREHOLDERS:
   From net investment income                                       (207,893)        (649,614)         (7,576,253)     (14,405,609)
   From net realized gain                                                  -                -                   -         (978,894)
                                                               ---------------------------------------------------------------------
Total distributions to iShareholders                                (207,893)        (649,614)         (7,576,253)     (15,384,503)
                                                               ---------------------------------------------------------------------

iSHARES TRANSACTIONS:
   iShares sold                                                  154,659,136      255,638,224       1,235,512,432    3,970,896,590
   iShares redeemed                                              (27,821,856)    (138,027,818)     (1,237,334,100)    (597,079,270)
                                                               ---------------------------------------------------------------------
Net increase (decrease) in net assets from iShares
  transactions                                                   126,837,280      117,610,406          (1,821,668)   3,373,817,320
                                                               ---------------------------------------------------------------------
Increase (decrease) in net assets                                 93,300,461       88,761,728        (250,169,175)   2,876,838,796

NET ASSETS:
Beginning of period                                               88,761,728                -       2,876,838,796                -
                                                               ---------------------------------------------------------------------
End of period                                                   $182,062,189     $ 88,761,728     $ 2,626,669,621   $2,876,838,796
                                                               =====================================================================

Undistributed net investment income included in net assets
  at end of period                                              $    684,902     $     22,497     $     9,874,626   $    1,235,065
                                                               =====================================================================

iSHARES ISSUED AND REDEEMED:
   iShares sold                                                    2,350,000        3,510,000          10,300,000       29,500,000
   iShares redeemed                                                 (450,000)      (2,010,000)         (9,950,000)      (4,750,000)
                                                               ---------------------------------------------------------------------
Net increase in iShares outstanding                                1,900,000        1,500,000             350,000       24,750,000
                                                               =====================================================================

                                                                     iShares S&P 500/BARRA
                                                                       Growth Index Fund
                                                               ---------------------------------
                                                                  For the       For the period
                                                                 six months      May 22, 2000
                                                                   ended         (Commencement
                                                               Sept. 30, 2001  of operations) to
                                                                (Unaudited)     March 31, 2001
------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
   Net investment income                                        $    875,132     $    407,080
   Net realized gain (loss)                                       (8,944,720)      (9,062,793)
   Net change in unrealized appreciation (depreciation)          (20,103,239)     (33,888,823)
                                                               ---------------------------------
Net decrease in net assets resulting from operations             (28,172,827)     (42,544,536)
                                                               ---------------------------------
DISTRIBUTIONS TO iSHAREHOLDERS:
   From net investment income                                       (222,226)        (388,935)
   From net realized gain                                                  -         (179,829)
                                                               ---------------------------------
Total distributions to iShareholders                                (222,226)        (568,764)
                                                               ---------------------------------
iSHARES TRANSACTIONS:
   iShares sold                                                  207,417,811      184,633,405
   iShares redeemed                                              (72,225,408)               -
                                                               ---------------------------------
Net increase (decrease) in net assets from iShares
  transactions                                                   135,192,403      184,633,405
                                                               ---------------------------------
Increase (decrease) in net assets                                106,797,350      141,520,105
NET ASSETS:
Beginning of period                                              141,520,105                -
                                                               ---------------------------------
End of period                                                   $248,317,455     $141,520,105
                                                               =================================
Undistributed net investment income included in net assets
  at end of period                                              $    671,051     $     18,145
                                                               =================================
iSHARES ISSUED AND REDEEMED:
   iShares sold                                                    3,500,000        2,500,000
   iShares redeemed                                               (1,300,000)               -
                                                               ---------------------------------
Net increase in iShares outstanding                                2,200,000        2,500,000
                                                               =================================

--------------------------------------------------------------------------------

See notes to financial statements.

--------------------------------------------------------------------------------
iShares Financial Statements                                           page 79
iShares Trust
Statements of Changes in Net Assets (continued)

                                                                      iShares S&P 500/BARRA             iShares S&P MidCap 400
                                                                        Value Index Fund                      Index Fund
                                                                ---------------------------------  ---------------------------------
                                                                   For the       For the period       For the       For the period
                                                                  six months      May 15, 2000       six months      May 22, 2000
                                                                    ended         (Commencement        ended         (Commencement
                                                                Sept. 30, 2001  of operations) to  Sept. 30, 2001  of operations) to
                                                                 (Unaudited)     March 31, 2001     (Unaudited)     March 31, 2001
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
   Net investment income                                         $  3,287,128     $  2,086,690      $  1,147,340     $  1,517,388
   Net realized gain (loss)                                         5,730,006        9,252,905        (1,745,132)      26,831,230
   Net change in unrealized appreciation (depreciation)           (67,202,581)     (26,723,200)      (36,612,464)     (28,317,434)
                                                                -------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                      (58,185,447)     (15,383,605)      (37,210,256)          31,184
                                                                -------------------------------------------------------------------

DISTRIBUTIONS TO iSHAREHOLDERS:
   From net investment income                                      (1,589,694)      (1,837,737)         (416,784)      (1,473,578)
   From net realized gain                                                   -         (485,753)                -         (701,610)
                                                                -------------------------------------------------------------------
Total distributions to iShareholders                               (1,589,694)      (2,323,490)         (416,784)      (2,175,188)
                                                                -------------------------------------------------------------------

iSHARES TRANSACTIONS:
   iShares sold                                                   149,214,522      450,615,485       197,904,244      359,352,127
   iShares redeemed                                               (48,990,118)     (65,204,561)       (9,330,046)    (201,203,255)
                                                                -------------------------------------------------------------------
Net increase (decrease) in net assets from iShares
  transactions                                                    100,224,404      385,410,924       188,574,198      158,148,872
                                                                -------------------------------------------------------------------
Increase (decrease) in net assets                                  40,449,263      367,703,829       150,947,158      156,004,868

NET ASSETS:
Beginning of period                                               367,703,829                -       156,004,868                -
                                                                -------------------------------------------------------------------
End of period                                                    $408,153,092     $367,703,829      $306,952,026     $156,004,868
                                                                ===================================================================

Undistributed net investment income included in net assets
  at end of period                                               $  1,946,387     $    248,953      $    774,366     $     43,810
                                                                ===================================================================

iSHARES ISSUED AND REDEEMED:
   iShares sold                                                     2,500,000        7,300,000         1,950,000        3,650,000
   iShares redeemed                                                  (800,000)      (1,100,000)         (100,000)      (1,950,000)
                                                                -------------------------------------------------------------------
Net increase (decrease) in iShares outstanding                      1,700,000        6,200,000         1,850,000        1,700,000
                                                                ===================================================================

                                                                       iShares S&P MidCap
                                                                            400/BARRA
                                                                        Growth Index Fund
                                                                ---------------------------------
                                                                   For the       For the period
                                                                  six months      July 24, 2000
                                                                    ended         (commencement
                                                                Sept. 30, 2001  of operations) to
                                                                 (Unaudited)     March 31, 2001
-------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
   Net investment income                                         $     52,717     $     25,123
   Net realized gain (loss)                                        (3,448,826)      (4,917,468)
   Net change in unrealized appreciation (depreciation)            (2,899,362)     (25,195,820)
                                                                ---------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                       (6,295,471)     (30,088,165)
                                                                ---------------------------------
DISTRIBUTIONS TO iSHAREHOLDERS:
   From net investment income                                         (16,573)         (19,312)
   From net realized gain                                                   -         (351,372)
                                                                ---------------------------------
Total distributions to iShareholders                                  (16,573)        (370,684)
                                                                ---------------------------------
iSHARES TRANSACTIONS:
   iShares sold                                                    52,992,550      265,907,708
   iShares redeemed                                              (106,132,631)     (73,356,398)
                                                                ---------------------------------
Net increase (decrease) in net assets from iShares
  transactions                                                    (53,140,081)     192,551,310
                                                                ---------------------------------
Increase (decrease) in net assets                                 (59,452,125)     162,092,461
NET ASSETS:
Beginning of period                                               162,092,461                -
                                                                ---------------------------------
End of period                                                    $102,640,336     $162,092,461
                                                                =================================
Undistributed net investment income included in net assets
  at end of period                                               $     41,955     $      5,811
                                                                =================================
iSHARES ISSUED AND REDEEMED:
   iShares sold                                                       450,000        2,200,000
   iShares redeemed                                                  (950,000)        (600,000)
                                                                ---------------------------------
Net increase (decrease) in iShares outstanding                       (500,000)       1,600,000
                                                                =================================

--------------------------------------------------------------------------------

See notes to financial statements.

--------------------------------------------------------------------------------
  page 80                                                             i|Shares
iShares Trust
Statements of Changes in Net Assets (continued)

                                                 iShares S&P MidCap
                                                      400/BARRA                  iShares S&P SmallCap 600
                                                  Value Index Fund                      Index Fund
                                          ---------------------------------  ---------------------------------
                                             For the       For the Period       For the       For the period
                                            Six months      July 24, 2000      Six months      May 22, 2000
                                              ended         (Commencement        ended         (Commencement
                                          Sept. 30, 2001  of operations) to  Sept. 30, 2001  of operations) to
                                           (Unaudited)     March 31, 2001     (Unaudited)     March 31, 2001
--------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

Operations:
   Net investment income (loss)            $  1,084,844     $    461,223      $  1,138,618     $    508,002
   Net realized gain (loss)                   2,962,200        3,306,517         2,603,633        5,066,964
   Net change in unrealized appreciation
     (depreciation)                         (22,821,191)        (686,299)      (67,344,468)     (11,296,694)
                                          -----------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                 (18,774,147)       3,081,441       (63,602,217)      (5,721,728)
                                          -----------------------------------------------------------------

Distributions to iShareholders:
   From net investment income                  (341,392)        (429,092)         (417,205)        (428,561)
   From net realized gain                             -          (79,322)                -       (1,403,931)
                                          -----------------------------------------------------------------
Total distributions to iShareholders           (341,392)        (508,414)         (417,205)      (1,832,492)
                                          -----------------------------------------------------------------

iShares Transactions:
   iShares sold                             148,213,282       88,151,375       341,001,399      236,569,338
   iShares redeemed                          (8,733,658)     (12,680,866)     (106,975,458)     (20,933,653)
                                          -----------------------------------------------------------------
Net increase in net assets from iShares
  transactions                              139,479,624       75,470,509       234,025,941      215,635,685
                                          -----------------------------------------------------------------
Increase in net assets                      120,364,085       78,043,536       170,006,519      208,081,465

NET ASSETS:
Beginning of period                          78,043,536                -       208,081,465                -
                                          -----------------------------------------------------------------
End of period                              $198,407,621     $ 78,043,536      $378,087,984     $208,081,465
                                          =================================================================

Undistributed net investment income
  included in net assets at end of
  period                                   $    775,583     $     32,131      $    800,854     $     79,441
                                          ====================================================================

iSHARES ISSUED AND REDEEMED:
   iShares sold                               1,650,000        1,100,000         3,050,000        2,250,000
   iShares redeemed                            (100,000)        (150,000)       (1,150,000)        (200,000)
                                          --------------------------------------------------------------------
Net increase in iShares outstanding           1,550,000          950,000         1,900,000        2,050,000
                                          ====================================================================

                                                iShares S&P SmallCap
                                                      600/BARRA
                                                  Growth Index Fund
                                          ---------------------------------
                                             For the       For the period
                                            six months      July 24, 2000
                                              ended         (Commencement
                                          Sept. 30, 2001  of operations) to
                                           (Unaudited)     March 31, 2001
---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

Operations:
   Net investment income (loss)            $     26,600     $       (158)
   Net realized gain (loss)                  (2,983,743)        (870,412)
   Net change in unrealized appreciation
     (depreciation)                          (3,466,302)      (4,309,702)
                                          ------------------------------
Net increase (decrease) in net assets
  resulting from operations                  (6,423,445)      (5,180,272)
                                          ------------------------------
Distributions to iShareholders:
   From net investment income                    (5,727)          (1,515)
   From net realized gain                             -         (154,251)
                                          ------------------------------
Total distributions to iShareholders             (5,727)        (155,766)
                                          ------------------------------
iShares Transactions:
   iShares sold                              33,783,081       47,626,303
   iShares redeemed                                   -      (15,128,051)
                                          ------------------------------
Net increase in net assets from iShares
  transactions                               33,783,081       32,498,252
                                          ------------------------------
Increase in net assets                       27,353,909       27,162,214
NET ASSETS:
Beginning of period                          27,162,214                -
                                          ------------------------------
End of period                              $ 54,516,123     $ 27,162,214
                                          ==============================
Undistributed net investment income
  included in net assets at end of
  period                                   $     20,873     $          -
                                          ==============================
iSHARES ISSUED AND REDEEMED:
   iShares sold                                 450,000          600,000
   iShares redeemed                                   -         (200,000)
                                          ------------------------------
Net increase in iShares outstanding             450,000          400,000
                                          ==============================

--------------------------------------------------------------------------------

See notes to financial statements.

--------------------------------------------------------------------------------
iShares Financial Statements                                          page 81
iShares Trust
Statements of Changes in Net Assets (continued)

                                                iShares S&P SmallCap
                                                      600/BARRA                     iShares S&P Global
                                                  Value Index Fund                    100 Index Fund
                                          ---------------------------------  ---------------------------------
                                             For the       For the period       For the       For the period
                                            six months      July 24, 2000      six months      Dec. 5, 2000
                                              ended         (Commencement        ended         (Commencement
                                          Sept. 30, 2001  of operations) To  Sept. 30, 2001  of operations) to
                                           (Unaudited)     March 31, 2001     (Unaudited)     March 31, 2001
--------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

Operations:
   Net investment income                   $    588,599     $    196,111      $    482,037     $    308,404
   Net realized gain (loss)                      60,747        2,212,842        (8,533,481)        (324,174)
   Net change in unrealized appreciation
     (depreciation)                         (22,946,389)      (1,438,178)        3,426,746      (18,609,264)
                                          -----------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                 (22,297,043)         970,775        (4,624,698)     (18,625,034)
                                          -----------------------------------------------------------------

Distributions to iShareholders:
   From net investment income                  (189,354)        (155,580)         (411,955)        (203,001)
   From net realized gain                             -          (85,751)                -                -
                                          -----------------------------------------------------------------
Total distributions to iShareholders           (189,354)        (241,331)         (411,955)        (203,001)
                                          -----------------------------------------------------------------

IShares Transactions:
   iShares sold                             141,135,647       71,163,205        12,486,982      122,234,830
   iShares redeemed                         (12,052,483)      (7,402,980)      (67,931,706)               -
                                          -----------------------------------------------------------------
Net increase (decrease) in net assets
  from iShares transactions                 129,083,164       63,760,225       (55,444,724)     122,234,830
                                          -----------------------------------------------------------------
Increase (decrease) in net assets           106,596,767       64,489,669       (60,481,377)     103,406,795

NET ASSETS:
Beginning of period                          64,489,669                -       103,406,795                -
                                          -----------------------------------------------------------------
End of period                              $171,086,436     $ 64,489,669      $ 42,925,418     $103,406,795
                                          =================================================================

Undistributed net investment income
  included in net assets at end of
  period                                   $    439,776     $     40,531      $    166,239     $     96,157
                                          =================================================================

iSHARES ISSUED AND REDEEMED:
   iShares sold                               1,700,000          950,000           200,000        1,700,000
   iShares redeemed                            (150,000)        (100,000)       (1,100,000)               -
                                          -----------------------------------------------------------------
Net increase (decrease) in iShares
  outstanding                                 1,550,000          850,000          (900,000)       1,700,000
                                          =================================================================

                                                 iShares S&P Europe
                                                   350 Index Fund
                                          ---------------------------------
                                             For the       For The Period
                                            six months      July 25, 2000
                                              ended         (Commencement
                                          Sept. 30, 2001  of operations) to
                                           (Unaudited)     March 31, 2001
----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

Operations:
   Net investment income                   $  1,829,395     $    512,680
   Net realized gain (loss)                    (854,063)      (3,666,909)
   Net change in unrealized appreciation
     (depreciation)                         (26,546,169)     (17,672,585)
                                          ------------------------------
Net increase (decrease) in net assets
  resulting from operations                 (25,570,837)     (20,826,814)
                                          ------------------------------
Distributions to iShareholders:
   From net investment income                (1,307,175)        (239,360)
   From net realized gain                             -                -
                                          ------------------------------
Total distributions to iShareholders         (1,307,175)        (239,360)
                                          ------------------------------
IShares Transactions:
   iShares sold                              70,711,461      175,722,618
   iShares redeemed                                   -                -
                                          ------------------------------
Net increase (decrease) in net assets
  from iShares transactions                  70,711,461      175,722,618
                                          ------------------------------
Increase (decrease) in net assets            43,833,449      154,656,444
NET ASSETS:
Beginning of period                         154,656,444                -
                                          ------------------------------
End of period                              $198,489,893     $154,656,444
                                          ==============================
Undistributed net investment income
  included in net assets at end of
  period                                   $    714,758     $    192,538
                                          ==============================
iSHARES ISSUED AND REDEEMED:
   iShares sold                               1,200,000        2,450,000
   iShares redeemed                                   -                -
                                          ------------------------------
Net increase (decrease) in iShares
  outstanding                                 1,200,000        2,450,000
                                          ==============================

--------------------------------------------------------------------------------

See notes to financial statements.

--------------------------------------------------------------------------------
  page 82                                                               i|Shares
iShares Trust
Statements of Changes in Net Assets (continued)

                                                                                                  iShares Nasdaq Biotechnology
                                                               iShares S&P/TSE 60 Index Fund               Index Fund
                                                              --------------------------------  --------------------------------
                                                                 For the       For the period      For the       For the period
                                                                six months     June 12, 2000      six months      Feb. 5, 2001
                                                                  ended       (Commencement of      ended       (Commencement of
                                                              Sept. 30, 2001   operations) to   Sept. 30, 2001   operations) to
                                                               (Unaudited)     March 31, 2001    (Unaudited)     March 31, 2001
--------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

Operations:
   Net investment income (loss)                                 $   35,356      $    52,014      $   (296,016)    $    (68,930)
   Net realized gain (loss)                                         95,896           36,204         2,070,150       (2,445,244)
   Net change in unrealized appreciation (depreciation)           (691,011)      (2,170,689)       (9,643,712)     (27,724,673)
                                                              ----------------------------------------------------------------
Net decrease in net assets resulting
  from operations                                                 (559,759)      (2,082,471)       (7,869,578)     (30,238,847)
                                                              ----------------------------------------------------------------

Distributions to iShareholders:
   From net investment income                                      (15,409)         (41,650)                -                -
   From net realized gain                                                -          (71,307)                -                -
                                                              ----------------------------------------------------------------
Total distributions to iShareholders                               (15,409)        (112,957)                -                -
                                                              ----------------------------------------------------------------

IShares Transactions:
   iShares sold                                                          -        8,847,179        61,310,520      130,086,009
   iShares redeemed                                                      -                -       (38,079,440)               -
                                                              ----------------------------------------------------------------
Net increase in net assets from iShares transactions                     -        8,847,179        23,231,080      130,086,009
                                                              ----------------------------------------------------------------
Increase (decrease) in net assets                                 (575,168)       6,651,751        15,361,502       99,847,162

NET ASSETS:
Beginning of period                                              6,651,751                -        99,847,162                -
                                                              ----------------------------------------------------------------
End of period                                                   $6,076,583      $ 6,651,751      $115,208,664     $ 99,847,162
                                                              ================================================================

Undistributed net investment income (accumulated net
  investment loss) included in net assets at end of
  period                                                        $   27,291      $     7,344      $   (364,946)    $    (68,930)
                                                              ================================================================

iSHARES ISSUED AND REDEEMED:
   iShares sold                                                          -          150,000           700,000        1,300,000
   iShares redeemed                                                      -                -          (450,000)               -
                                                              ------------------------------------------------------------------
Net increase in iShares outstanding                                      -          150,000           250,000        1,300,000
                                                              ==================================================================

--------------------------------------------------------------------------------

See notes to financial statements.

--------------------------------------------------------------------------------
iShares Financial Statements                                          page 83
iShares Trust
Financial Highlights
(For a share outstanding throughout each period)


                                                iShares S&P 100 Index Fund             iShares S&P 500 Index Fund
                                            -----------------------------------    -----------------------------------
                                                                 Period from                            Period from
                                              Six months        Oct. 23, 2000        Six months        May 15, 2000
                                                ended           (Commencement          ended           (Commencement
                                            Sept. 30, 2001    of operations) to    Sept. 30, 2001    of operations) to
                                             (Unaudited)       March 31, 2001       (Unaudited)       March 31, 2001
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $  59.17            $ 73.44           $   116.24         $   145.24
                                            ----------------------------------------------------------------------
income from investment operations:
   Net investment income                           0.24               0.31                 0.69               1.06
   Net realized and unrealized loss               (5.81)            (14.28)              (11.93)            (28.98)
                                            ----------------------------------------------------------------------
Total from investment operations                  (5.57)            (13.97)              (11.24)            (27.92)
                                            ----------------------------------------------------------------------
Less distributions from:
   Net investment income                          (0.05)             (0.30)               (0.35)             (1.01)
   Net realized gain                                  -                  -                    -              (0.07)
                                            ----------------------------------------------------------------------
Total distributions                               (0.05)             (0.30)               (0.35)             (1.08)
                                            ----------------------------------------------------------------------
Net asset value, end of period                 $  53.55            $ 59.17           $   104.65         $   116.24
                                            ======================================================================

Total return (not annualized)                     (9.42)%           (19.07)%              (9.72)%           (19.32)%
                                            ======================================================================

Ratios/Supplemental data:
   Net assets, end of period (000s)            $182,062            $88,762           $2,626,670         $2,876,839
   Ratio of expenses to average net
     assets/(1)/                                   0.20%              0.20%                0.09%              0.09%
   Ratio of net investment income to
     average net assets/(1)/                       1.02%              1.03%                1.24%              1.06%
   Portfolio turnover rate/(2)/                       5%                 5%                   2%                 5%

                                                 iShares S&P 500/BARRA
                                                   Growth Index Fund
                                          -----------------------------------
                                                               Period from
                                            Six months        May 22, 2000
                                              ended           (Commencement
                                          Sept. 30, 2001    of operations) to
                                           (Unaudited)       March 31, 2001
-----------------------------------------------------------------------------
Net asset value, beginning of period         $  56.61           $  82.15
                                          -----------------------------------
Income from investment operations:
   Net investment income                         0.20               0.25
   Net realized and unrealized loss             (3.92)            (25.44)
                                          -----------------------------------
Total from investment operations                (3.72)            (25.19)
                                          -----------------------------------
Less distributions from:
   Net investment income                        (0.06)             (0.24)
   Net realized gain                                -              (0.11)
                                          -----------------------------------
Total distributions                             (0.06)             (0.35)
                                          -----------------------------------
Net asset value, end of period               $  52.83           $  56.61
                                          ===================================
Total return (not annualized)                   (6.59)%           (30.75)%
                                          ===================================
Ratios/Supplemental data:
   Net assets, end of period (000s)          $248,317           $141,520
   Ratio of expenses to average net
     assets/(1)/                                 0.18%              0.18%
   Ratio of net investment income to
     average net assets/(1)/                     0.76%              0.45%
   Portfolio turnover rate/(2)/                    19%                31%

--------------------------------------------------------------------------------
/(1)/  Annualized for periods of less than one year.
/(2)/ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

--------------------------------------------------------------------------------
  page 84                                                               i|Shares
iShares Trust
Financial Highlights (continued)
(For a share outstanding throughout each period)


                                                   iShares S&P 500/BARRA                 iShares S&p MidCap 400
                                                     Value Index Fund                          Index Fund
                                            -----------------------------------    -----------------------------------
                                                                 Period from                            Period from
                                              Six months        May 15, 2000         Six months        May 22, 2000
                                                ended           (Commencement          ended           (Commencement
                                            Sept. 30, 2001    of operations) to    Sept. 30, 2001    of operations) to
                                             (Unaudited)       March 31, 2001       (Unaudited)       March 31, 2001
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $  59.31           $  60.20            $  91.77           $  92.63
                                            --------------------------------------------------------------------------
Income from investment operations:
   Net investment income                           0.44               0.65                0.35               0.72
   Net realized and unrealized loss               (7.86)             (0.78)              (5.49)             (0.59)
                                            --------------------------------------------------------------------------
Total from investment operations                  (7.42)             (0.13)              (5.14)              0.13
                                            --------------------------------------------------------------------------
Less distributions from:
   Net investment income                          (0.23)             (0.61)              (0.16)             (0.69)
   Net realized gain                                  -              (0.15)                  -              (0.30)
                                            --------------------------------------------------------------------------
Total distributions                               (0.23)             (0.76)              (0.16)             (0.99)
                                            --------------------------------------------------------------------------
Net asset value, end of period                 $  51.66           $  59.31            $  86.47           $  91.77
                                            ==========================================================================

Total return (not annualized)                    (12.59)%            (0.27)%             (5.63)%             0.04%
                                            ==========================================================================

Ratios/Supplemental data:
   Net assets, end of period (000s)            $408,153           $367,704            $306,952           $156,005
   Ratio of expenses to average net
     assets/(1)/                                   0.18%              0.18%               0.20%              0.20%
   Ratio of net investment income to
     average net assets/(1)/                       1.56%              1.51%               0.85%              0.86%
   Portfolio turnover rate/(2)/                       5%                 9%                  7%                32%

                                                  iShares S&P MidCap
                                                      400/BARRA
                                                   Growth Index Fund
                                          -----------------------------------
                                                               Period from
                                            Six months        July 24, 2000
                                              ended           (Commencement
                                          Sept. 30, 2001    of operations) to
                                           (Unaudited)       March 31, 2001
-----------------------------------------------------------------------------
Net asset value, beginning of period         $ 101.31           $ 135.73
                                          -----------------------------------
Income from investment operations:
   Net investment income                         0.05               0.01
   Net realized and unrealized loss             (8.03)            (33.95)
                                          -----------------------------------
Total from investment operations                (7.98)            (33.94)
                                          -----------------------------------
Less distributions from:
   Net investment income                        (0.02)             (0.01)
   Net realized gain                                -              (0.47)
                                          -----------------------------------
Total distributions                             (0.02)             (0.48)
                                          -----------------------------------
Net asset value, end of period               $  93.31           $ 101.31
                                          ===================================
Total return (not annualized)                   (7.88)%           (25.08)%
                                          ===================================
ratios/Supplemental data:
   Net assets, end of period (000s)          $102,640           $162,092
   Ratio of expenses to average net
     assets/(1)/                                 0.25%              0.25%
   Ratio of net investment income to
     average net assets/(1)/                     0.09%              0.06%
   Portfolio turnover rate/(2)/                    27%                67%

--------------------------------------------------------------------------------
/(1)/  Annualized for periods of less than one year.
/(2)/ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

--------------------------------------------------------------------------------
iShares Financial Highlights                                          page 85
iShares Trust
Financial Highlights (continued)
(For a share outstanding throughout each period)

                                                    iShares S&P Midcap
                                                         400/BARRA                      iShares S&P Smallcap 600
                                                     Value Index Fund                          Index Fund
                                            -----------------------------------    -----------------------------------
                                                                 Period from                            Period from
                                              Six months        July 24, 2000        Six months        May 22, 2000
                                                ended           (Commencement          ended           (Commencement
                                            Sept. 30, 2001    of operations) to    Sept. 30, 2001    of operations) to
                                             (Unaudited)       March 31, 2001       (Unaudited)       March 31, 2001
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $  82.15            $ 72.40            $ 101.50           $  97.95
                                            --------------------------------------------------------------------------
Income from investment operations:
   Net investment income                           0.51               0.78                0.27               0.38
   Net realized and unrealized gain
     (loss)                                       (3.07)              9.86               (5.94)              4.63
                                            --------------------------------------------------------------------------
Total from investment operations                  (2.56)             10.64               (5.67)              5.01
                                            --------------------------------------------------------------------------
Less distributions from:
   Net investment income                          (0.23)             (0.75)              (0.11)             (0.34)
   Net realized gain                                  -              (0.14)                  -              (1.12)
                                            --------------------------------------------------------------------------
Total distributions                               (0.23)             (0.89)              (0.11)             (1.46)
                                            --------------------------------------------------------------------------
Net asset value, end of period                 $  79.36            $ 82.15            $  95.72           $ 101.50
                                            ==========================================================================

Total return (not annualized)                     (3.14)%            14.71%              (5.61)%             5.08%
                                            ==========================================================================

Ratios/Supplemental data:
   Net assets, end of period (000s)            $198,408            $78,044            $378,088           $208,081
   Ratio of expenses to average net
     assets/(1)/                                   0.25%              0.25%               0.20%              0.20%
   Ratio of net investment income to
     average net assets/(1)/                       1.44%              1.58%               0.59%              0.61%
   Portfolio turnover rate/(2)/                       7%                17%                 10%                28%
----------------------------------------------------------------------------------------------------------------------
                                                 iShares S&P Smallcap
                                                       600/BARRA
                                                   Growth Index Fund
                                          -----------------------------------
                                                               Period from
                                            Six months        July 24, 2000
                                              Ended           (Commencement
                                          Sept. 30, 2001    of operations) to
                                           (Unaudited)       March 31, 2001
-----------------------------------------------------------------------------
Net asset value, beginning of period         $ 67.91             $ 83.34
                                          -----------------------------------
Income from investment operations:

   Net investment income                        0.03              0.00(3)
   Net realized and unrealized gain
     (loss)                                    (3.79)             (14.81)
                                          -----------------------------------
Total from investment operations               (3.76)             (14.81)
                                          -----------------------------------
Less distributions from:
   Net investment income                       (0.01)              (0.00)/(3)/
   Net realized gain                               -               (0.62)
                                          -----------------------------------
Total distributions                            (0.01)              (0.62)
                                          -----------------------------------
Net asset value, end of period               $ 64.14             $ 67.91
                                          ===================================
Total return (not annualized)                  (5.55)%            (17.86)%
                                          ===================================
Ratios/Supplemental Data:
   Net assets, end of period (000s)          $54,516             $27,162
   Ratio of expenses to average net
     assets/(1)/                                0.25%               0.25%
   Ratio of net investment income to
     average net assets/(1)/                    0.12%               0.00%/(4)/
   Portfolio turnover rate/(2)/                   34%                 77%

--------------------------------------------------------------------------------

 /(1)/  Annualized for periods of less than one year.
 /(2)/ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
 /(3)/  Rounds to less than $0.01.
 /(4)/  Rounds to less than 0.01%.

See notes to financial statements.

--------------------------------------------------------------------------------

 page 86                                                               i|Shares
iShares Trust
Financial Highlights (continued)
(For a share outstanding throughout each period)

                                                  iShares S&P Midcap 600/               iShares S&P Global 100
                                                  BARRA  Value Index Fund                     Index Fund
                                            -----------------------------------    -----------------------------------
                                                                 Period from                            Period from
                                              Six months        July 24, 2000        Six months        Dec. 23, 2000
                                                ended           (Commencement          ended           (Commencement
                                            Sept. 30, 2001    of operations) to    Sept. 30, 2001    of operations) to
                                             (Unaudited)       March 31, 2001       (Unaudited)       March 31, 2001
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $  75.87            $ 68.34            $ 60.83            $  72.50
                                            --------------------------------------------------------------------------
Income from investment operations:
   Net investment income                           0.27               0.43               0.39                0.18
   Net realized and unrealized gain
     (loss)                                       (4.72)              7.82              (7.32)             (11.73)
                                            --------------------------------------------------------------------------
Total from investment operations                  (4.45)              8.25              (6.93)             (11.55)
                                            --------------------------------------------------------------------------
Less distributions from:
   Net investment income                          (0.13)             (0.38)             (0.24)              (0.12)
   Net realized gain                                  -              (0.34)                 -                   -
                                            --------------------------------------------------------------------------
Total distributions                               (0.13)             (0.72)             (0.24)              (0.12)
                                            --------------------------------------------------------------------------
Net asset value, end of period                 $  71.29            $ 75.87            $ 53.66            $  60.83
                                            ==========================================================================

Total return (not annualized)                     (5.90)%            12.13%            (11.45)%            (15.94)%
                                            ==========================================================================

Ratios/Supplemental data:
   Net assets, end of period (000s)            $171,086            $64,490            $42,925            $103,407
   Ratio of expenses to average net
     assets/(1)/                                   0.25%              0.25%              0.40%               0.40%
   Ratio of net investment income to
     average net assets/(1)/                       0.91%              0.98%              1.18%               0.88%
   Portfolio turnover rate/(2)/                      10%                17%                 2%                  5%
----------------------------------------------------------------------------------------------------------------------

                                                 iShares S&P Europe
                                                   350 Index Fund
                                          -----------------------------------
                                                               Period from
                                            Six months        July 25, 2000
                                              Ended           (Commencement
                                          Sept. 30, 2001    of operations) to
                                           (Unaudited)       March 31, 2001
-----------------------------------------------------------------------------
Net asset value, beginning of period         $  63.13           $  79.32
                                          -----------------------------------
Income from investment operations:
   Net investment income                         0.62               0.38
   Net realized and unrealized gain
     (loss)                                     (8.87)            (16.30)
                                          -----------------------------------
Total from investment operations                (8.25)            (15.92)
                                          -----------------------------------
Less distributions from:
   Net investment income                        (0.50)             (0.27)
   Net realized gain                                -                  -
                                          -----------------------------------
Total distributions                             (0.50)             (0.27)
                                          -----------------------------------
Net asset value, end of period               $  54.38           $  63.13
                                          ===================================
Total return (not annualized)                  (13.18)%           (20.10)%
                                          ===================================
Ratios/Supplemental data:
   Net assets, end of period (000s)          $198,490           $154,656
   Ratio of expenses to average net
     assets/(1)/                                 0.60%              0.60%
   Ratio of net investment income to
     average net assets/(1)/                     2.13%              1.12%
   Portfolio turnover rate/(2)/                     4%                24%
-----------------------------------------------------------------------------

 /(1)/  Annualized for periods of less than one year.
 /(2)/ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

--------------------------------------------------------------------------------
 iShares Financial Highlights                                           page 87
iShares Trust
Financial Highlights (continued)
(For a share outstanding throughout each period)

                                                                                      iShares Nasdaq Biotechnology
                                               iShares S&P/TSE 60 Index Fund                   Index Fund
                                            -----------------------------------    -----------------------------------
                                                                 Period from                            Period from
                                              Six months        June 12, 2000        Six months        Feb. 5, 2001
                                                ended           (Commencement          ended           (Commencement
                                            Sept. 30, 2001    of operations) to    Sept. 30, 2001    of operations) to
                                             (Unaudited)       March 31, 2001       (Unaudited)       March 31, 2001
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $44.35             $ 59.00            $  76.81            $ 99.66
                                            --------------------------------------------------------------------------
Income from investment operations:
   Net investment income (loss)                   0.23                0.35               (0.18)             (0.05)
   Net realized and unrealized loss              (3.97)             (14.24)              (2.30)            (22.80)
                                            --------------------------------------------------------------------------
Total from investment operations                 (3.74)             (13.89)              (2.48)            (22.85)
                                            --------------------------------------------------------------------------
Less distributions from:
   Net investment income                         (0.10)              (0.28)                  -                  -
   Net realized gain                                 -               (0.48)                  -                  -
                                            --------------------------------------------------------------------------
Total distributions                              (0.10)              (0.76)                  -                  -
                                            --------------------------------------------------------------------------
Net asset value, end of period                  $40.51             $ 44.35            $  74.33            $ 76.81
                                            ==========================================================================

Total return (not annualized)                    (8.47)%            (23.80)%             (3.23)%           (22.93)%
                                            ==========================================================================
Ratios/Supplemental data:
   Net assets, end of period (000s)             $6,077             $ 6,652            $115,209            $99,847
   Ratio of expenses to average net
     assets/(1)/                                  0.50%               0.50%               0.50%              0.50%
   Ratio of net investment income (loss)
     to average net assets/(1)/                   1.02%               0.76%              (0.47)%            (0.50)%
   Portfolio turnover rate/(2)/                     23%                 50%                 12%                 9%

----------------------------------------------------------------------------------------------------------------------

 /(1)/  Annualized for periods of less than one year.
 /(2)/ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

--------------------------------------------------------------------------------

 page 88                                                               i|Shares
iShares Trust
Notes to the Financial Statements (unaudited)

1.  SIGNIFICANT ACCOUNTING POLICIES

    iShares Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was established as a Delaware business trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999. As of September 30, 2001, the Trust offered over 40 investment portfolios or funds.

    The funds offered by the Trust, along with their respective exchange trading symbols are:

iShares S&P Series                     iShares Dow Jones Series               iShares Russell Series
------------------                     ------------------------               ----------------------
 .  iShares S&P 100 Index Fund          .  iShares Dow Jones U.S. Total        .  iShares Russell 3000 Index
   (OEF)                                  Market Index Fund (IYY)                Fund (IWV)
 .  iShares S&P 500 Index Fund          .  iShares Dow Jones U.S. Basic        .  iShares Russell 3000 Growth
   (IVV)                                  Materials Sector Index Fund            Index Fund (IWZ)
 .  iShares S&P 500/BARRA Growth           (IYM)                               .  iShares Russell 3000 Value
   Index Fund (IVW)                    .  iShares Dow Jones U.S.                 Index Fund (IWW)
 .  iShares S&P 500/BARRA Value            Consumer Cyclical Sector Index      .  iShares Russell 2000 Index
   Index Fund (IVE)                       Fund (IYC)                             Fund (IWM)
 .  iShares S&P Midcap 400 Index        .  iShares Dow Jones U.S.              .  iShares Russell 2000 Growth
   Fund (IJH)                             Consumer Non-cyclical Sector           Index Fund (IWO)
 .  iShares S&P Midcap 400/BARRA           Index Fund (IYK)                    .  iShares Russell 2000 Value
   Growth Index Fund (IJK)             .  iShares Dow Jones U.S. Energy          Index Fund (IWN)
 .  iShares S&P Midcap 400/BARRA           Sector Index Fund (IYE)             .  iShares Russell 1000 Index
   Value Index Fund (IJJ)              .  iShares Dow Jones U.S.                 Fund (IWB)
 .  iShares S&P Smallcap 600 Index         Financial Sector Index Fund         .  iShares Russell 1000 Growth
   Fund (IJR)                             (IYF)                                  Index Fund (IWF)
 .  iShares S&P Smallcap 600/BARRA      .  iShares Dow Jones U.S.              .  iShares Russell 1000 Value
   Growth Index Fund (IJT)                Healthcare Sector Index Fund           Index Fund (IWD)
 .  iShares S&P Smallcap 600/BARRA         (IYH)                               .  iShares Russell Midcap Index
   Value Index Fund (IJS)              .  iShares Dow Jones U.S.                 Fund (IWR)
 .  iShares S&P Global 100 Index           Industrial Sector Index Fund        .  iShares Russell Midcap Growth
   Fund (IOO)                             (IYJ)                                  Index Fund (IWP)
 .  iShares S&P Europe 350 Index        .  iShares Dow Jones U.S.              .  iShares Russell Midcap Value
   Fund (IEV)                             Technology Sector Index Fund           Index Fund (IWS)
 .  iShares S&P/TSE 60 Index Fund          (IYW)                                  iShares Goldman Sachs Series
   (IKC)                               .  iShares Dow Jones U.S.
                                          Telecommunications Sector Index     .  iShares Goldman Sachs
iShares Cohen & Steers Series             Fund (IYZ)                             ---------------------
-----------------------------          .  iShares Dow Jones U.S.                 Technology Index Fund (IGM)
 .  iShares Cohen & Steers Realty          Utilities Sector Index Fund         .  iShares Goldman Sachs
   Majors Index Fund (ICF)                (IDU)                                  Networking Index Fund (IGN)
                                       .  iShares Dow Jones U.S.              .  iShares Goldman Sachs
iShares Nasdaq Series                     Chemicals Index Fund (IYD)             Semiconductor Index Fund (IGW)
---------------------                  .  iShares Dow Jones U.S.              .  iShares Goldman Sachs Software
 .  iShares Nasdaq Biotechnology           Financial Services Index Fund          Index Fund (IGV)
   Index Fund (IBB)                       (IYG)
                                       .  iShares Dow Jones U.S.
iShares Msci Series                       Internet Index Fund (IYV)
-------------------                    .  iShares Dow Jones U.S. Real
-  iShares MSCI EAFE Index Fund           Estate Index Fund (IYR)
   (EFA)

    The investment objective of each fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each fund. The investment advisor uses a "passive" or index approach to try to achieve each fund's investment objective.

    These financial statements relate to the iShares S&P Index Funds and the iShares Nasdaq Biotechnology Index Fund only (each a "Fund", collectively the "Funds"). The iShares S&P 100, iShares S&P 500/BARRA Growth, iShares S&P Global 100, iShares S&P/ TSE 60 and iShares Nasdaq Biotechnology Index Funds are classified as non-diversified funds under the 1940 Act. Each of the other

--------------------------------------------------------------------------------

 iShares Notes to the Financial Statements                              page 89
iShares Trust
Notes to the Financial Statements (Unaudited) (continued)

iShares S&P Index Funds is classified as a diversified fund. Non-diversified funds generally hold stocks of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.

    The iShares S&P Global 100, iShares S&P Europe 350 and iShares S&P/TSE 60 Index Funds invest in the securities of non-U.S. issuers, that may trade in non-U.S. markets, which may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; smaller market capitalizations; lesser regulation of securities markets; different accounting, disclosure and reporting requirements; governmental involvement in the economy; higher inflation; social, economic and political uncertainties; the risk of expropriation of assets; and the risk of war.

    The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions. Actual results could differ from those estimates.

    SECURITY VALUATION

    Equity securities are valued at the last sales price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities for which there was no sale price, are valued at the latest quoted bid prices. U.S. Government obligations are valued at the latest quoted bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Mutual fund shares are valued at net asset value. Any securities, including restricted securities or other assets for which market quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by the Board of Trustees of the Trust.

    SECURITY TRANSACTIONS AND INCOME RECOGNITION

    Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

    FOREIGN CURRENCY TRANSLATION

    The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the prevailing rates of exchange on the valuation date. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

    Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

    DISTRIBUTIONS TO SHAREHOLDERS

    Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes.

--------------------------------------------------------------------------------

 page 90                                                               i|Shares
iShares Trust
Notes to the Financial Statements (Unaudited) (continued)

    FEDERAL INCOME TAXES

    Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended September 30, 2001.

    At March 31, 2001, the Funds' tax year end, the iShares S&P Europe 350 Index Fund and the iShares Nasdaq Biotechnology Index Fund had tax basis net capital loss carryforwards of $3,295 and $2,285,057, respectively. Such losses may be applied against any net realized taxable gains in each succeeding year or until their respective expiration date (March 31, 2009), whichever occurs first.

    For the six months ended September 30, 2001, certain Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of 50,000 iShares ("Creation Units"). Because such gains or losses are not taxable to the Funds, and are not distributed to existing Fund shareholders, the gains or losses are reclassed from accumulated net realized gains or losses to paid-in-capital at the end of the Funds' tax year end. The in-kind gains or losses for the six months ended September 30, 2001 were as follows:

     ---------------------------------------------
     iShares Index Fund                    Amount
     ---------------------------------------------
     S&P 100                         $    (78,153)
     S&P 500                          125,446,268
     S&P 500/BARRA Growth                 738,110
     S&P 500/BARRA Value               11,298,335
     S&P MidCap 400                     2,448,301
     S&P MidCap 400/BARRA Growth        4,783,767
     S&P MidCap 400/BARRA Value         4,892,433
     S&P SmallCap 600                   8,063,129
     S&P SmallCap 600/BARRA Value       4,194,288
     S&P Global 100                    (8,128,140)
     Nasdaq Biotechnology               3,775,565
     ---------------------------------------------

    REPURCHASE AGREEMENTS

    Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities, which are delivered to the Funds' custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

--------------------------------------------------------------------------------
iShares Notes to the Financial Statements                                page 91
iShares Trust
Notes to the Financial Statements (Unaudited) (continued)

    The repurchase agreements held by each Fund at September 30, 2001 were fully collateralized by U.S. Government obligations with interest rates from 0% to 6.25%, maturity dates from 06/30/02 to 05/15/27 and aggregate market values as follows:

     ------------------------------------------
                                      Aggregate
                                         Market
     iShares Index Fund                   Value
     ------------------------------------------
     S&P 100                         $  114,230
     S&P 500                          1,847,923
     S&P 500/BARRA Growth                52,093
     S&P 500/BARRA Value                 55,948
     S&P MidCap 400                      59,816
     S&P MidCap 400/BARRA Growth         54,629
     S&P MidCap 400/BARRA Value          52,093
     S&P SmallCap 600                   273,967
     S&P SmallCap 600/BARRA Growth        7,442
     S&P SmallCap 600/BARRA Value       125,364
     S&P Global 100                     101,428
     S&P Europe 350                     460,591
     S&P/TSE 60                           7,442
     Nasdaq Biotechnology                44,651
     ------------------------------------------

2.  AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

    Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors ("BGFA") manages the investment of each Fund's assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under this agreement, BGFA is responsible for all expenses ("Covered Expenses") of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the executions of portfolio transactions, distribution fees and extraordinary expenses. Expenses related to the organization and initial registration of the Trust were borne by BGFA.

--------------------------------------------------------------------------------
  page 92                                                               i|Shares
iShares Trust
Notes to the Financial Statements (Unaudited) (continued)

    For its investment management services to each Fund, BGFA is entitled to an annual advisory fee based on the average daily net assets of each Fund as follows:

     ----------------------------------------
                                     Advisory
     iShares Index Fund                   Fee
     ----------------------------------------
     S&P 100                             0.20%
     S&P 500                             0.09
     S&P 500/BARRA Growth                0.18
     S&P 500/BARRA Value                 0.18
     S&P MidCap 400                      0.20
     S&P MidCap 400/BARRA Growth         0.25
     S&P MidCap 400/BARRA Value          0.25
     S&P SmallCap 600                    0.20
     S&P SmallCap 600/BARRA Growth       0.25
     S&P SmallCap 600/BARRA Value        0.25
     S&P Global 100                      0.40
     S&P Europe 350                      0.60
     S&P/TSE 60                          0.50
     Nasdaq Biotechnology                0.50
     ----------------------------------------

    Investors Bank & Trust Company ("Investors Bank") serves as administrator, custodian, transfer agent and securities lending agent for the Funds. As compensation for its services, Investors Bank receives certain out-of-pocket costs, transaction fees, and asset-based fees, which are accrued daily and paid monthly. These fees are Covered Expenses as defined above.

    SEI Investments Distribution Company serves as each Fund's underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. The distributor will deliver the Prospectus and Statement of Additional Information, if so requested, to persons purchasing Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it.

    Barclays Global Investors Services ("BGIS"), a subsidiary of Barclays Global Investors, N.A., may serve as a broker-dealer for the Funds. For the six months ended September 30, 2001, BGIS received the following amounts in brokerage commissions related to the purchases and sales of portfolio investments:

     -------------------------------------------
                                     Commissions
                                         Paid To
     iShares Index Fund                     BGIS
     -------------------------------------------
     S&P 100                         $       720
     S&P 500                               8,061
     S&P 500/BARRA Growth                    216
     S&P 500/BARRA Value                   1,681
     S&P MidCap 400                          141
     S&P MidCap 400/BARRA Value               98
     -------------------------------------------

    Pursuant to Rule 17a-7 of the 1940 Act, certain Funds executed cross trades for the six months ended September 30, 2001. Cross trading is the buying or selling of portfolio securities between funds to which BGFA serves as investment advisor. All transactions were in compliance with the requirements and restrictions set forth by Rule 17a-7.

--------------------------------------------------------------------------------
iShares Notes to the Financial statements                                page 93
iShares Trust
Notes to the Financial Statements (Unaudited) (continued)

    As a result of using an index approach to investing, the iShares S&P Global 100 and iShares S&P Europe 350 Index Funds held shares of Barclays PLC, with current market values of $336,137 and $2,194,073, respectively, as of September 30, 2001. Barclays PLC is an affiliate of BGFA, the Funds' investment advisor.

    Certain of the officers of the Trust are also employees of Investors Bank.

3.  INVESTMENT PORTFOLIO TRANSACTIONS

    Purchases and sales of investments (excluding in-kind transactions and short-term securities) for the six months ended September 30, 2001 were as follows:

     ----------------------------------------------------------
     iShares Index Fund                Purchases       Sales
     ----------------------------------------------------------
     S&P 100                         $  7,978,206  $  7,417,627
     S&P 500                           46,067,924    40,480,836
     S&P 500/BARRA Growth              44,014,672    43,461,292
     S&P 500/BARRA Value               22,848,503    22,311,497
     S&P MidCap 400                    18,605,837    18,629,966
     S&P MidCap 400/BARRA Growth       30,896,133    31,439,163
     S&P MidCap 400/BARRA Value        12,252,155    10,861,220
     S&P SmallCap 600                  39,681,664    39,487,638
     S&P SmallCap 600/BARRA Growth     15,384,614    15,511,847
     S&P SmallCap 600/BARRA Value      12,771,331    14,586,164
     S&P Global 100                     1,631,694     1,914,490
     S&P Europe 350                     7,129,327     6,829,908
     S&P/TSE 60                         1,554,772     1,548,925
     Nasdaq Biotechnology              14,927,070    15,224,464
     ----------------------------------------------------------

    In-kind transactions for the six months ended September 30, 2001 were as follows:

     --------------------------------------------------------------
                                            In-kind         In-kind
     iShares Index Fund                   Purchases           Sales
     --------------------------------------------------------------
     S&P 100                         $  154,484,079  $   27,783,557
     S&P 500                          1,233,951,941   1,235,786,063
     S&P 500/BARRA Growth               207,287,738      72,129,706
     S&P 500/BARRA Value                214,637,834     113,555,409
     S&P MidCap 400                     203,045,855      14,633,240
     S&P MidCap 400/BARRA Growth         52,985,426     106,137,057
     S&P MidCap 400/BARRA Value         167,889,190      29,383,396
     S&P SmallCap 600                   348,872,829     114,796,680
     S&P SmallCap 600/BARRA Growth       33,777,019              --
     S&P SmallCap 600/BARRA Value       171,153,037      40,168,740
     S&P Global 100                      12,427,684      67,561,856
     S&P Europe 350                      70,273,294              --
     Nasdaq Biotechnology                61,333,355      38,095,768
     --------------------------------------------------------------

--------------------------------------------------------------------------------
  page 94                                                               i|Shares
iShares Trust
Notes to the Financial Statements (Unaudited) (continued)

    At September 30, 2001, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

     ------------------------------------------------------------------------------------------
                                                                                            Net
                                                Tax    Unrealized     Unrealized     Unrealized
     iShares Index Fund                        Cost  Appreciation   Depreciation   Depreciation
     ------------------------------------------------------------------------------------------
     S&P 100                         $  237,083,565  $  2,420,649  $ (55,347,922) $ (52,927,273)
     S&P 500                          3,559,991,769    34,346,606   (917,008,925)  (882,662,319)
     S&P 500/BARRA Growth               324,571,141     3,396,547    (57,388,609)   (53,992,062)
     S&P 500/BARRA Value                515,886,866     6,715,524   (100,641,305)   (93,925,781)
     S&P MidCap 400                     401,778,439    13,926,204    (78,856,102)   (64,929,898)
     S&P MidCap 400/BARRA Growth        140,596,325     2,767,221    (30,862,403)   (28,095,182)
     S&P MidCap 400/BARRA Value         237,173,488     5,482,092    (28,989,582)   (23,507,490)
     S&P SmallCap 600                   495,985,738     9,712,930    (88,354,092)   (78,641,162)
     S&P SmallCap 600/BARRA Growth       66,091,292     2,204,026     (9,980,030)    (7,776,004)
     S&P SmallCap 600/BARRA Value       204,319,805     3,986,276    (28,370,843)   (24,384,567)
     S&P Global 100                      58,184,645       400,058    (15,584,356)   (15,184,298)
     S&P Europe 350                     246,634,584     1,738,998    (45,972,773)   (44,233,775)
     S&P/TSE 60                           8,908,528       368,634     (3,229,760)    (2,861,126)
     Nasdaq Biotechnology               164,476,442     1,909,988    (39,278,373)   (37,368,385)
     ------------------------------------------------------------------------------------------

4.  iSHARES TRANSACTIONS

    At September 30, 2001, there were an unlimited number of no par value shares of beneficial interest ("iShares") authorized. iShares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, iShares are not redeemable. Transactions in iShares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

    The consideration for purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a substantial replication, or a portfolio sampling representation, of the stocks involved in the relevant Fund's underlying index and an amount of cash. A purchase transaction fee and a redemption transaction fee are charged to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units of iShares.

5.  LOANS OF PORTFOLIO SECURITIES

    Each Fund may lend its investment securities to approved borrowers such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received is required to have a value of at least 102% of the market value of the loaned securities for securities denominated in U.S. dollars and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

--------------------------------------------------------------------------------
iShares Notes to the Financial Statements                                page 95
iShares Trust
Notes to the Financial Statements (Unaudited) (continued)

    As of September 30, 2001, the Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in commercial paper and money market mutual funds. The market value of the securities on loan at September 30, 2001 and the value of the related collateral were as follows:

     --------------------------------------------------------
                                        Value of     Value of
     iShares Index Fund               Securities   Collateral
     --------------------------------------------------------
     S&P 100                         $ 2,167,687  $ 2,303,676
     S&P 500                          52,342,758   55,037,187
     S&P 500/BARRA Growth             21,941,683   22,486,192
     S&P 500/BARRA Value              13,685,568   14,408,984
     S&P MidCap 400                   29,000,780   30,119,263
     S&P MidCap 400/BARRA Growth       9,510,242    9,853,322
     S&P MidCap 400/BARRA Value       14,857,160   15,558,645
     S&P SmallCap 600                 37,391,304   39,383,113
     S&P SmallCap 600/BARRA Growth     3,643,141    3,856,417
     S&P SmallCap 600/BARRA Value      8,584,550    9,142,879
     S&P Global 100                      274,175      293,466
     S&P Europe 350                    4,647,612    4,958,472
     Nasdaq Biotechnology             11,144,552   11,850,351
     --------------------------------------------------------

--------------------------------------------------------------------------------
  page 96                                                               i|Shares

i|Shares                                45 Fremont Street       www.ishares.com       1-800-iSHARES
  -------
  BARCLAYS GLOBAL INVESTORS             San Francisco, CA                             1-800-474-2737
                                        94105

iShares are distributed by SEI Investments Distribution Co. Barclays Global Fund Advisors serves as an adviser to iShares and is a subsidiary of Barclays Global Investors, N.A., neither of which is affiliated with SEI.

IBT serves as administrator, custodian, securities lending agent and transfer agent for the iShares S&P Series and the iShares Nasdaq Series.

iShares are not sponsored, endorsed, issued, sold or promoted by Standard and Poor's(R) or The Nasdaq Stock Market, Inc. Nor do these companies make any representation regarding the advisability of investing in iShares.

(C) 2001 Barclays Global Investors. All rights reserved. iShares is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Not FDIC insured
Have no bank guarantee
May lose value

BGI-F-007-02000 (9/01)